FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Years Ended December 31, 2021 and 2020

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of Separate Account VA BNY

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA BNY indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA BNY as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares (1)	TA BlackRock Tactical Allocation Service Class (1)
AB Growth and Income Class B Shares (1)	TA Goldman Sachs 70/30 Service Class (2)
AB Large Cap Growth Class B Shares (1)	TA International Focus Initial Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA International Focus Service Class (1)
American Funds - Asset Allocation Class 4 Shares (2)	TA Janus Balanced Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
American Funds - Growth Class 4 Shares (2)	TA Janus Mid-Cap Growth Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
American Funds - Growth-Income Class 4 Shares (2)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
American Funds - International Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
American Funds - International Class 4 Shares (2)	TA JPMorgan Asset Allocation - Growth Service Class (1)
American Funds - New World Class 4 Shares (2)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
American Funds - The Bond Fund of America Class 4 Shares (2)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
DFA VA Equity Allocation (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
DFA VA Global Bond (1)	TA JPMorgan Core Bond Service Class (1)
DFA VA Global Moderate Allocation (1)	TA JPMorgan Enhanced Index Initial Class (1)
DFA VA International Small (1)	TA JPMorgan Enhanced Index Service Class (1)
DFA VA International Value (1)	TA JPMorgan International Moderate Growth Service Class (1)
DFA VA Short-Term Fixed (1)	TA JPMorgan Mid Cap Value Service Class (1)
DFA VA U.S. Large Value (1)	TA JPMorgan Tactical Allocation Service Class (1)
DFA VA U.S. Targeted Value (1)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA Managed Risk - Balanced ETF Service Class (1)
Fidelity® VIP Consumer Staples Initial Class (2)	TA Managed Risk - Conservative ETF Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA Managed Risk - Growth ETF Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Energy Service Class 2 (2)	TA Morgan Stanley Capital Growth Initial Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Morgan Stanley Capital Growth Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Morgan Stanley Global Allocation Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class (1)
Fidelity® VIP Health Care Service Class 2 (2)	TA MSCI EAFE Index Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA Multi-Managed Balanced Initial Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Multi-Managed Balanced Service Class (1)
Fidelity® VIP Technology Initial Class (2)	TA PIMCO Tactical - Balanced Service Class (1)
Fidelity® VIP Utilities Initial Class (2)	TA PIMCO Tactical - Conservative Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA PIMCO Tactical - Growth Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA PIMCO Total Return Initial Class (1)
Franklin Allocation Class 4 Shares (1)	TA PIMCO Total Return Service Class (1)
Franklin Income Class 2 Shares (1)	TA PineBridge Inflation Opportunities Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA ProFunds UltraBear Service Class (OAM) (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA Rothschild & Co Large Cap Value Service Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA S&P 500 Index Service Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA Small/Mid Cap Value Initial Class (1)
Janus Henderson - Global Research Service Shares (1)	TA Small/Mid Cap Value Service Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
JPMorgan Insurance Trust Core Bond Class 1 Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares (1)	TA TS&W International Equity Initial Class (1)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares (1)	TA TS&W International Equity Service Class (1)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares (1)	TA WMC US Growth Initial Class (1)
MFS® New Discovery Service Class (1)	TA WMC US Growth Service Class (1)
MFS® Total Return Service Class (1)	Vanguard® Balanced (1)
State Street Total Return V.I.S. Class 3 Shares (1)	Vanguard® Capital Growth (1)
TA 60/40 Allocation Service Class (1)	Vanguard® Conservative Allocation (1)
TA Aegon High Yield Bond Initial Class (1)	Vanguard® Diversified Value (1)
TA Aegon High Yield Bond Service Class (1)	Vanguard® Equity Income (1)
TA Aegon Sustainable Equity Income Initial Class (1)	Vanguard® Equity Index (1)
TA Aegon Sustainable Equity Income Service Class (1)	Vanguard® Global Bond Index (1)
TA Aegon U.S. Government Securities Initial Class (1)	Vanguard® Growth (1)
TA Aegon U.S. Government Securities Service Class (1)	Vanguard® High Yield Bond (1)
TA American Funds Managed Risk - Balanced Service Class (1)	Vanguard® International (1)
TA BlackRock Global Real Estate Securities Initial Class (1)	Vanguard® Mid-Cap Index (1)
TA BlackRock Global Real Estate Securities Service Class (1)	Vanguard® Moderate Allocation (1)
TA BlackRock Government Money Market Initial Class (1)	Vanguard® Money Market (1)
TA BlackRock Government Money Market Service Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)	Vanguard® Total International Stock Market Index (1)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)	Vanguard® Total Stock Market Index (1)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA BlackRock iShares Edge 100 Service Class (1)	Voya Large Cap Value Class S Shares (1)
TA BlackRock iShares Edge 40 Initial Class (1)	Voya Strategic Allocation Conservative Class S Shares (1)
TA BlackRock iShares Edge 40 Service Class (1)	Voya Strategic Allocation Moderate Class S Shares (1)
TA BlackRock iShares Edge 50 Service Class (1)	Wanger International (1)
TA BlackRock iShares Edge 75 Service Class (1)	Wanger USA (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2021 and 2020
(2)	Statements of operations and changes in net assets for the year ended December 31, 2021 and the period May 1, 2020 (commencement of operations) through December 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA BNY based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA BNY in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of Separate Account VA BNY since 2014.

1

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	481,689.971	$4,990,192	$5,577,970	$3	$5,577,973	1,053,928	$2.417667	$18.654959
AB Growth and Income Class B Shares	890,996.320	26,923,229	32,182,787	56	32,182,843	3,787,700	2.586249	25.574969
AB Large Cap Growth Class B Shares	4,488.507	239,011	384,530	(10)	384,520	65,373	4.267542	29.133305
American Funds - Asset Allocation Class 2 Shares	2,236,219.527	51,064,322	64,268,949	(83)	64,268,866	7,513,966	2.570655	21.737898
American Funds - Asset Allocation Class 4 Shares	23,000.564	644,044	656,896	-	656,896	49,051	13.226686	13.629827
American Funds - Growth Class 2 Shares	867,411.036	73,666,675	109,536,666	(3)	109,536,663	3,917,333	5.271880	44.496711
American Funds - Growth Class 4 Shares	55,068.899	6,611,166	6,816,979	(1)	6,816,978	378,712	17.796929	18.338984
American Funds - Growth-Income Class 2 Shares	794,013.297	38,548,444	52,754,243	39	52,754,282	2,906,650	3.540279	30.445655
American Funds - Growth-Income Class 4 Shares	23,189.210	1,435,291	1,520,516	(2)	1,520,514	99,895	15.026765	15.484656
American Funds - International Class 2 Shares	1,552,686.806	31,622,346	35,090,722	(90)	35,090,632	6,542,674	1.512808	16.373648
American Funds - International Class 4 Shares	50,616.086	1,201,581	1,129,245	(1)	1,129,244	83,515	13.324231	13.730379
American Funds - New World Class 4 Shares	12,513.789	406,665	390,931	1	390,932	26,521	14.561031	15.004802
American Funds - The Bond Fund of America Class 2 Shares	1,840,948.689	20,544,478	20,360,893	(75)	20,360,818	3,793,559	1.185052	12.239768
American Funds - The Bond Fund of America Class 4 Shares	101,110.420	1,139,906	1,113,226	-	1,113,226	109,163	10.067264	10.374391
DFA VA Equity Allocation	-	-	-	-	-	-	13.876361	13.932761
DFA VA Global Bond	14,361.724	153,320	149,936	-	149,936	15,360	9.606711	9.994943
DFA VA Global Moderate Allocation	-	-	-	-	-	-	12.626983	12.678318
DFA VA International Small	-	-	-	-	-	-	12.597124	12.648337
DFA VA International Value	-	-	-	-	-	-	11.530438	11.577310
DFA VA Short-Term Fixed	-	-	-	-	-	-	9.945373	9.985937
DFA VA U.S. Large Value	-	-	-	-	-	-	12.446234	12.496857
DFA VA U.S. Targeted Value	-	-	-	-	-	-	14.378644	14.437066
Fidelity® VIP Balanced Service Class 2	1,942,041.882	36,722,602	47,618,867	119	47,618,986	5,493,245	2.596550	25.321968
Fidelity® VIP Consumer Staples Initial Class	6,536.810	134,874	138,123	1	138,124	10,034	13.532704	13.945136
Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-	33.781055	34.821303
Fidelity® VIP Contrafund® Service Class 2	1,753,501.331	66,857,818	92,076,355	81	92,076,436	5,640,024	3.532549	34.164848
Fidelity® VIP Energy Service Class 2	5,505.155	86,514	86,376	-	86,376	5,216	16.390186	16.889041
Fidelity® VIP Equity-Income Service Class 2	19,285.603	409,681	487,347	(11)	487,336	168,699	2.391435	16.145043
Fidelity® VIP Growth Service Class 2	10,317.579	695,495	1,025,774	30	1,025,804	197,442	4.252827	29.430778
Fidelity® VIP Growth Opportunities Service Class 2	70.445	2,143	5,468	23	5,491	1,060	5.014902	6.822918
Fidelity® VIP Health Care Service Class 2	12,773.779	491,672	509,546	(2)	509,544	38,882	12.932407	13.326736
Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-	25.522702	26.308818
Fidelity® VIP Mid Cap Service Class 2	917,138.780	29,988,610	36,126,097	15	36,126,112	2,271,223	2.874081	25.813222
Fidelity® VIP Technology Initial Class	27,243.058	900,466	971,215	-	971,215	48,298	19.865223	20.470118
Fidelity® VIP Utilities Initial Class	6,438.721	121,604	133,925	-	133,925	10,091	13.108474	13.508023
Fidelity® VIP Value Strategies Initial Class	1,246.317	16,473	20,440	-	20,440	835	23.743501	24.474821
Fidelity® VIP Value Strategies Service Class 2	825,616.712	10,520,221	13,696,981	(24)	13,696,957	1,013,665	2.810569	24.017899
Franklin Allocation Class 4 Shares	274,126.885	1,656,820	1,691,363	(16)	1,691,347	639,238	2.485627	13.967698
Franklin Income Class 2 Shares	95,328.580	1,429,150	1,597,707	5	1,597,712	876,578	1.654323	13.444565
Franklin Mutual Shares Class 2 Shares	16,743.869	307,432	321,482	13	321,495	188,619	1.513557	12.736496
Franklin Templeton Foreign Class 2 Shares	52,415.964	723,619	712,333	(4)	712,329	685,530	0.952261	10.739356
Invesco V.I. American Franchise Series II Shares	2,160.143	121,897	179,378	13	179,391	50,538	3.269720	24.444696
Janus Henderson - Enterprise Service Shares	2,644.288	171,833	244,570	18	244,588	38,423	2.622782	21.921560

See accompanying notes.	2

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Janus Henderson - Global Research Service Shares	4,022.636	$148,341	$278,809	$(10)	$278,799	111,996	$1.709585	$19.890756
Janus Henderson - Mid Cap Value Service Shares	148.785	2,248	2,732	(2)	2,730	830	3.188571	3.405345
JPMorgan Insurance Trust Core Bond Class 1 Shares	23,981.947	265,426	271,955	(6)	271,949	192,752	1.309120	10.591542
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	17,169.178	121,248	229,037	(3)	229,034	47,386	4.440920	14.442511
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	-	-	-	-	-	-	4.691723	15.212998
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	3,125.984	66,166	143,358	(1)	143,357	22,192	5.956240	21.335234
MFS® New Discovery Service Class	73,890.145	1,351,385	1,465,980	(24)	1,465,956	268,845	4.657749	24.079756
MFS® Total Return Service Class	31,411.235	693,916	853,757	(20)	853,737	350,267	2.029755	14.782921
State Street Total Return V.I.S. Class 3 Shares	262,149.365	4,192,508	4,194,390	11	4,194,401	1,045,636	1.742238	16.983187
TA 60/40 Allocation Service Class	161,894.662	1,781,138	2,206,624	-	2,206,624	155,670	13.722722	14.659916
TA Aegon High Yield Bond Initial Class	9,638.491	75,570	74,409	2	74,411	22,739	1.744652	14.959033
TA Aegon High Yield Bond Service Class	1,055,535.625	8,154,700	8,307,065	(3)	8,307,062	1,381,562	1.918107	14.587694
TA Aegon Sustainable Equity Income Initial Class	139,880.009	2,395,038	2,952,867	31	2,952,898	890,018	1.835043	20.328804
TA Aegon Sustainable Equity Income Service Class	1,068,998.421	20,801,830	22,598,627	15	22,598,642	3,326,417	1.884276	19.792849
TA Aegon U.S. Government Securities Initial Class	27,318.142	311,923	283,562	(2)	283,560	131,987	1.211616	2.148380
TA Aegon U.S. Government Securities Service Class	2,314,650.478	26,928,190	24,951,932	(46)	24,951,886	6,006,985	1.148740	11.303009
TA American Funds Managed Risk - Balanced Service Class	5,987,487.318	67,025,933	79,873,081	(94)	79,872,987	5,682,199	13.169272	15.084595
TA BlackRock Global Real Estate Securities Initial Class	13,372.180	165,754	176,112	(6)	176,106	46,477	2.023821	15.989139
TA BlackRock Global Real Estate Securities Service Class	449,679.124	5,422,846	6,313,495	(19)	6,313,476	1,008,816	1.630727	15.578737
TA BlackRock Government Money Market Initial Class	350,224.310	350,224	350,224	(1)	350,223	271,390	0.759020	1.290477
TA BlackRock Government Money Market Service Class	36,950,908.328	36,950,907	36,950,908	(389)	36,950,519	9,512,930	0.745733	10.015211
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	1,617,863.789	17,165,378	18,573,076	(11)	18,573,065	4,815,264	1.207430	14.138028
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	6,111,898.759	69,169,723	75,481,950	80	75,482,030	16,185,797	1.270344	14.288575
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	3,250,568.991	35,509,072	37,511,566	94	37,511,660	8,118,166	1.178609	13.832853
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	6,026,663.484	71,603,673	74,369,027	72	74,369,099	12,404,398	1.204113	14.376738
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	3,432,325.484	42,871,775	46,610,980	(186)	46,610,794	6,631,230	1.376136	15.452023
TA BlackRock iShares Edge 100 Service Class	1,958,753.336	23,773,593	34,043,133	15	34,043,148	1,793,196	16.616983	19.746046
TA BlackRock iShares Edge 40 Initial Class	6,397.710	56,209	65,257	1	65,258	30,144	1.733099	2.260810
TA BlackRock iShares Edge 40 Service Class	2,708,259.810	25,779,496	27,407,589	(29)	27,407,560	5,021,714	1.324315	14.890984
TA BlackRock iShares Edge 50 Service Class	3,152,449.541	39,547,008	45,395,273	3	45,395,276	3,158,090	13.327041	15.271033
TA BlackRock iShares Edge 75 Service Class	2,271,082.902	28,890,974	36,791,543	16	36,791,559	2,241,043	14.952064	17.316749
TA BlackRock Tactical Allocation Service Class	5,422,776.279	84,221,614	92,024,513	309	92,024,822	17,187,966	1.546344	17.410557
TA Goldman Sachs 70/30 Service Class	38,663.830	496,098	541,680	-	541,680	38,477	13.879936	14.302912
TA International Focus Initial Class	12,701.167	112,548	136,792	(5)	136,787	51,223	2.143862	18.362700
TA International Focus Service Class	890,943.904	7,551,750	9,381,639	(56)	9,381,583	1,195,856	1.759623	17.911221
TA Janus Balanced Service Class	5,910,012.511	91,228,681	117,550,149	(185)	117,549,964	11,458,977	2.027604	22.731139
TA Janus Mid-Cap Growth Initial Class	645.836	21,327	28,759	(3)	28,756	4,566	2.920286	27.145626

See accompanying notes.	3

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Janus Mid-Cap Growth Service Class	591,952.532	$22,045,367	$24,785,053	$22	$24,785,075	2,189,192	$3.211084	$26.441120
TA JPMorgan Asset Allocation - Conservative Initial Class	2,304.939	24,781	26,507	-	26,507	11,768	1.882763	2.424927
TA JPMorgan Asset Allocation - Conservative Service Class	5,212,754.642	54,627,926	59,112,638	(89)	59,112,549	14,810,990	1.489656	15.410954
TA JPMorgan Asset Allocation - Growth Initial Class	3,805.942	41,842	59,753	3	59,756	16,941	3.075393	4.162679
TA JPMorgan Asset Allocation - Growth Service Class	1,050,467.112	12,751,763	16,282,240	4	16,282,244	1,556,506	2.298875	24.947957
TA JPMorgan Asset Allocation - Moderate Initial Class	33,128.067	400,165	452,529	2	452,531	174,302	2.199986	2.871838
TA JPMorgan Asset Allocation - Moderate Service Class	25,634,339.802	299,587,951	344,269,184	(225)	344,268,959	60,146,088	1.780170	17.274664
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	4,289.807	51,758	62,074	(4)	62,070	21,004	2.541764	3.368699
TA JPMorgan Asset Allocation - Moderate Growth Service Class	13,993,933.006	170,449,599	198,853,788	90	198,853,878	33,079,760	1.773061	19.964573
TA JPMorgan Core Bond Service Class	3,303,340.096	46,336,250	44,991,492	(36)	44,991,456	9,363,916	1.120481	12.028228
TA JPMorgan Enhanced Index Initial Class	36,146.761	706,805	1,000,181	3	1,000,184	149,005	3.690414	33.872906
TA JPMorgan Enhanced Index Service Class	318,950.902	6,827,215	8,774,339	13	8,774,352	485,001	3.611910	33.006331
TA JPMorgan International Moderate Growth Service Class	3,473,599.047	34,332,858	41,266,357	114	41,266,471	10,795,840	1.370005	16.054315
TA JPMorgan Mid Cap Value Service Class	1,001,872.486	14,630,411	19,346,158	(23)	19,346,135	1,357,361	2.939392	23.822402
TA JPMorgan Tactical Allocation Service Class	6,126,358.527	95,429,603	101,329,970	13	101,329,983	14,410,431	1.407504	15.084454
TA Madison Diversified Income Service Class	463,204.823	6,310,682	6,961,968	5	6,961,973	506,048	1.597544	16.069146
TA Managed Risk - Balanced ETF Service Class	29,441,135.471	344,683,355	392,450,336	162	392,450,498	71,368,017	1.282442	15.666359
TA Managed Risk - Conservative ETF Service Class	4,858,399.272	59,152,975	61,993,175	(55)	61,993,120	16,110,512	1.227401	14.167821
TA Managed Risk - Growth ETF Service Class	27,469,218.082	276,239,473	318,368,238	(165)	318,368,073	61,636,227	1.607851	17.667184
TA Market Participation Strategy Service Class	2,298,472.605	27,675,755	32,431,448	27	32,431,475	4,192,876	1.819765	20.503256
TA Morgan Stanley Capital Growth Initial Class	114,952.176	2,517,596	3,360,052	(18)	3,360,034	381,071	7.138430	22.650998
TA Morgan Stanley Capital Growth Service Class	2,708,538.800	74,395,206	74,755,671	7	74,755,678	2,007,913	6.563906	61.457098
TA Morgan Stanley Global Allocation Service Class	3,935,143.389	57,223,297	66,267,815	190	66,268,005	13,488,432	1.714767	17.484473
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	1,628,034.435	15,580,561	17,012,960	25	17,012,985	1,427,045	11.335235	12.955030
TA MSCI EAFE Index Service Class	530,835.002	5,793,770	6,996,405	5	6,996,410	537,478	12.257999	13.628209
TA Multi-Managed Balanced Initial Class	2,519.833	34,945	47,070	(14)	47,056	12,065	3.340388	4.039466
TA Multi-Managed Balanced Service Class	7,740,706.100	112,159,540	140,803,444	101	140,803,545	11,160,065	2.557526	22.773566
TA PIMCO Tactical - Balanced Service Class	2,718,947.828	31,906,796	32,844,890	(14)	32,844,876	6,640,839	1.305918	16.429323
TA PIMCO Tactical - Conservative Service Class	1,637,942.926	18,935,854	19,131,173	(15)	19,131,158	3,431,930	1.270151	15.754950
TA PIMCO Tactical - Growth Service Class	3,127,577.103	35,767,936	37,468,374	(48)	37,468,326	4,587,633	1.381920	17.556056
TA PIMCO Total Return Initial Class	22,784.263	261,995	252,450	3	252,453	139,582	1.451872	1.862149
TA PIMCO Total Return Service Class	6,373,357.068	72,748,363	69,915,727	37	69,915,764	19,660,122	1.170710	11.950852
TA PineBridge Inflation Opportunities Service Class	1,582,331.928	16,734,994	18,260,110	22	18,260,132	5,742,691	1.089410	11.923103
TA ProFunds UltraBear Service Class (OAM)	4,000,378.216	479,008	301,228	(128,102)	173,126	27,369,532	0.005921	1.075487
TA Rothschild & Co Large Cap Value Service Class	237,776.842	2,318,410	3,043,544	2	3,043,546	231,530	12.762968	13.634805
TA S&P 500 Index Service Class	3,761,349.220	55,932,143	76,731,524	27	76,731,551	3,844,570	18.832451	20.936892
TA Small/Mid Cap Value Initial Class	143,380.818	2,725,614	3,502,793	8	3,502,801	239,938	2.935459	25.089620
TA Small/Mid Cap Value Service Class	719,632.113	12,566,220	16,997,711	55	16,997,766	1,650,407	3.038037	24.435404
TA T. Rowe Price Small Cap Initial Class	7,714.266	117,641	146,648	(6)	146,642	32,749	3.608965	31.551347
TA T. Rowe Price Small Cap Service Class	2,944,870.505	45,512,825	51,211,298	(56)	51,211,242	3,189,866	4.339580	30.746019
TA TS&W International Equity Initial Class	39,529.070	479,918	634,046	15	634,061	214,449	1.896228	16.132326

See accompanying notes.	4

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA TS&W International Equity Service Class	531,286.710	$7,266,962	$8,436,833	$-	$8,436,833	827,971	$1.295354	$15.713691
TA WMC US Growth Initial Class	133,013.907	4,333,022	6,046,812	33	6,046,845	1,548,352	3.746033	42.649222
TA WMC US Growth Service Class	1,122,651.574	40,993,981	49,104,780	16	49,104,796	3,142,882	3.732753	41.536351
Vanguard® Balanced	69,839.789	1,867,190	1,984,148	1	1,984,149	155,081	12.617474	13.126954
Vanguard® Capital Growth	-	-	-	-	-	-	14.138797	14.196298
Vanguard® Conservative Allocation	18,445.778	518,573	527,549	1	527,550	45,872	11.341485	11.799613
Vanguard® Diversified Value	-	-	-	-	-	-	14.488919	14.547806
Vanguard® Equity Income	-	-	-	-	-	-	12.832891	12.885087
Vanguard® Equity Index	0.028	1	2	(2)	-	-	32.265371	33.601013
Vanguard® Global Bond Index	-	-	-	-	-	-	10.376127	10.418329
Vanguard® Growth	-	-	-	-	-	-	16.742411	16.810466
Vanguard® High Yield Bond	-	-	-	-	-	-	10.851870	10.896014
Vanguard® International	8,029.627	368,346	318,776	-	318,776	12,335	25.842379	26.912132
Vanguard® Mid-Cap Index	52,212.470	1,287,782	1,539,224	(2)	1,539,222	54,874	27.420690	29.230345
Vanguard® Moderate Allocation	25,550.541	846,231	865,908	-	865,908	71,265	12.003159	12.487876
Vanguard® Money Market	-	-	-	-	-	-	9.962199	10.002799
Vanguard® Real Estate Index	1,655.872	20,875	27,421	1	27,422	1,331	20.092214	20.924153
Vanguard® Short-Term Investment Grade	12,275.942	133,282	132,335	-	132,335	11,680	11.089778	11.549023
Vanguard® Total Bond Market Index	269.717	3,435	3,296	-	3,296	281	11.435290	11.908810
Vanguard® Total International Stock Market Index	-	-	-	-	-	-	12.030387	12.079319
Vanguard® Total Stock Market Index	-	-	-	-	-	-	15.044540	15.105730
Voya Global Perspectives Class S Shares	-	-	-	-	-	-	13.170077	14.178833
Voya Large Cap Value Class S Shares	-	-	-	-	-	-	16.062379	17.020000
Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-	12.841354	13.590500
Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-	14.374605	15.213274
Wanger International	-	-	-	-	-	-	18.868048	19.449194
Wanger USA	-	-	-	-	-	-	28.442170	29.318136

See accompanying notes.	5

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	AB Balanced Wealth Strategy Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Asset Allocation Class 4 Shares Subaccount(1)

Net Assets as of December 31, 2019:	$5,775,013	$24,808,664	$398,618	$66,817,584	$-

Investment Income:
Reinvested Dividends	114,547	258,865	-	1,029,025	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	83,297	287,715	4,980	1,040,236	-

Net Investment Income (Loss)	31,250	(28,850)	(4,980)	(11,211)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	163,224	1,069,811	27,558	287,846	-
Realized Gain (Loss) on Investments	(229,575)	(1,499,758)	56,668	(7,262)	-

Net Realized Capital Gains (Losses) on Investments	(66,351)	(429,947)	84,226	280,584	-
Net Change in Unrealized Appreciation (Depreciation)	393,784	162,136	15,240	5,291,014	-

Net Gain (Loss) on Investment	327,433	(267,811)	99,466	5,571,598	-

Net Increase (Decrease) in Net Assets Resulting from Operations	358,683	(296,661)	94,486	5,560,387	-

Increase (Decrease) in Net Assets from Contract Transactions	(405,313)	(3,003,885)	(146,091)	(4,052,272)	-

Total Increase (Decrease) in Net Assets	(46,630)	(3,300,546)	(51,605)	1,508,115	-

Net Assets as of December 31, 2020:	$5,728,383	$21,508,118	$347,013	$68,325,699	$-

Investment Income:
Reinvested Dividends	13,877	197,958	-	962,678	6,925
Investment Expense:
Mortality and Expense Risk and Administrative Charges	88,969	399,188	5,061	1,076,569	3,557

Net Investment Income (Loss)	(75,092)	(201,230)	(5,061)	(113,891)	3,368

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	120,627	-	27,036	2,135,252	5,099
Realized Gain (Loss) on Investments	24,112	1,043,813	28,262	2,816,429	2,338

Net Realized Capital Gains (Losses) on Investments	144,739	1,043,813	55,298	4,951,681	7,437
Net Change in Unrealized Appreciation (Depreciation)	561,996	5,369,655	37,287	3,576,497	12,852

Net Gain (Loss) on Investment	706,735	6,413,468	92,585	8,528,178	20,289

Net Increase (Decrease) in Net Assets Resulting from Operations	631,643	6,212,238	87,524	8,414,287	23,657

Increase (Decrease) in Net Assets from Contract Transactions	(782,053)	4,462,487	(50,017)	(12,471,120)	633,239

Total Increase (Decrease) in Net Assets	(150,410)	10,674,725	37,507	(4,056,833)	656,896

Net Assets as of December 31, 2021:	$5,577,973	$32,182,843	$384,520	$64,268,866	$656,896

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth Class 4 Shares Subaccount(1)	American Funds - Growth- Income Class 2 Shares Subaccount	American Funds - Growth- Income Class 4 Shares Subaccount(1)	American Funds - International Class 2 Shares Subaccount

Net Assets as of December 31, 2019:	$72,856,161	$-	$45,989,717	$-	$40,863,027

Investment Income:
Reinvested Dividends	261,594	-	645,318	218	214,252
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,358,618	267	784,829	149	573,414

Net Investment Income (Loss)	(1,097,024)	(267)	(139,511)	69	(359,162)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,933,011	-	1,225,279	-	-
Realized Gain (Loss) on Investments	3,089,470	277	(196,290)	4	(1,943,510)

Net Realized Capital Gains (Losses) on Investments	5,022,481	277	1,028,989	4	(1,943,510)
Net Change in Unrealized Appreciation (Depreciation)	31,209,385	11,186	4,533,580	2,637	4,686,610

Net Gain (Loss) on Investment	36,231,866	11,463	5,562,569	2,641	2,743,100

Net Increase (Decrease) in Net Assets Resulting from Operations	35,134,842	11,196	5,423,058	2,710	2,383,938

Increase (Decrease) in Net Assets from Contract Transactions	(1,275,188)	85,424	1,978,879	28,492	(5,753,952)

Total Increase (Decrease) in Net Assets	33,859,654	96,620	7,401,937	31,202	(3,370,014)

Net Assets as of December 31, 2020:	$106,715,815	$96,620	$53,391,654	$31,202	$37,493,013

Investment Income:
Reinvested Dividends	231,443	1,463	557,976	9,976	886,235
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,797,074	45,969	864,493	8,662	612,028

Net Investment Income (Loss)	(1,565,631)	(44,506)	(306,517)	1,314	274,207

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,828,287	318,908	487,282	3,773	-
Realized Gain (Loss) on Investments	9,047,055	(1,139)	2,846,918	17,623	1,696,249

Net Realized Capital Gains (Losses) on Investments	22,875,342	317,769	3,334,200	21,396	1,696,249
Net Change in Unrealized Appreciation (Depreciation)	(1,291,971)	194,627	7,657,003	82,588	(3,041,839)

Net Gain (Loss) on Investment	21,583,371	512,396	10,991,203	103,984	(1,345,590)

Net Increase (Decrease) in Net Assets Resulting from Operations	20,017,740	467,890	10,684,686	105,298	(1,071,383)

Increase (Decrease) in Net Assets from Contract Transactions	(17,196,892)	6,252,468	(11,322,058)	1,384,014	(1,330,998)

Total Increase (Decrease) in Net Assets	2,820,848	6,720,358	(637,372)	1,489,312	(2,402,381)

Net Assets as of December 31, 2021:	$109,536,663	$6,816,978	$52,754,282	$1,520,514	$35,090,632

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	American Funds - International Class 4 Shares Subaccount(1)	American Funds - New World Class 4 Shares Subaccount(1)	American Funds - The Bond Fund of America Class 2 Shares Subaccount	American Funds -The Bond Fund of America Class 4 Shares Subaccount(1)	DFA VA Equity Allocation Subaccount

Net Assets as of December 31, 2019:	$-	$-	$17,729,897	$-	$-

Investment Income:
Reinvested Dividends	-	-	458,348	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	337,820	-	-

Net Investment Income (Loss)	-	-	120,528	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	201,073	-	-
Realized Gain (Loss) on Investments	-	-	258,818	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	459,891	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	920,983	-	-

Net Gain (Loss) on Investment	-	-	1,380,874	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	1,501,402	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	2,803,761	-	-

Total Increase (Decrease) in Net Assets	-	-	4,305,163	-	-

Net Assets as of December 31, 2020:	$-	$-	$22,035,060	$-	$-

Investment Income:
Reinvested Dividends	26,704	2,093	292,567	12,777	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,237	2,347	357,362	8,775	-

Net Investment Income (Loss)	21,467	(254)	(64,795)	4,002	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,614	895,606	26,235	-
Realized Gain (Loss) on Investments	(4,428)	344	192,289	(5,225)	-

Net Realized Capital Gains (Losses) on Investments	(4,428)	5,958	1,087,895	21,010	-
Net Change in Unrealized Appreciation (Depreciation)	(72,336)	(15,735)	(1,457,798)	(26,680)	-

Net Gain (Loss) on Investment	(76,764)	(9,777)	(369,903)	(5,670)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(55,297)	(10,031)	(434,698)	(1,668)	-

Increase (Decrease) in Net Assets from Contract Transactions	1,184,541	400,963	(1,239,544)	1,114,894	-

Total Increase (Decrease) in Net Assets	1,129,244	390,932	(1,674,242)	1,113,226	-

Net Assets as of December 31, 2021:	$1,129,244	$390,932	$20,360,818	$1,113,226	$-

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	DFA VA Global Bond Subaccount	DFA VA Global Moderate Allocation Subaccount	DFA VA International Small Subaccount	DFA VA International Value Subaccount	DFA VA Short-Term Fixed Subaccount

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-

Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	1,132	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,308	-	-	-	-

Net Investment Income (Loss)	(2,176)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15	-	-	-	-
Realized Gain (Loss) on Investments	629	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	644	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(3,384)	-	-	-	-

Net Gain (Loss) on Investment	(2,740)	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,916)	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	154,852	-	-	-	-

Total Increase (Decrease) in Net Assets	149,936	-	-	-	-

Net Assets as of December 31, 2021:	$149,936	$-	$-	$-	$-

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	DFA VA U.S. Large Value Subaccount	DFA VA U.S. Targeted Value Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Consumer Staples Initial Class Subaccount(1)	Fidelity® VIP Contrafund® Initial Class Subaccount

Net Assets as of December 31, 2019:	$-	$-	$34,772,178	$-	$-

Investment Income:
Reinvested Dividends	-	-	486,707	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	489,659	-	-

Net Investment Income (Loss)	-	-	(2,952)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	514,479	-	-
Realized Gain (Loss) on Investments	-	-	815,610	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	1,330,089	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	6,211,916	-	-

Net Gain (Loss) on Investment	-	-	7,542,005	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	7,539,053	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	2,577,747	-	-

Total Increase (Decrease) in Net Assets	-	-	10,116,800	-	-

Net Assets as of December 31, 2020:	$-	$-	$44,888,978	$-	$-

Investment Income:
Reinvested Dividends	-	-	339,579	1,946	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	615,147	910	-

Net Investment Income (Loss)	-	-	(275,568)	1,036	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	3,528,342	3,780	-
Realized Gain (Loss) on Investments	-	-	2,666,189	(218)	-

Net Realized Capital Gains (Losses) on Investments	-	-	6,194,531	3,562	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	1,335,442	3,249	-

Net Gain (Loss) on Investment	-	-	7,529,973	6,811	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	7,254,405	7,847	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(4,524,397)	130,277	-

Total Increase (Decrease) in Net Assets	-	-	2,730,008	138,124	-

Net Assets as of December 31, 2021:	$-	$-	$47,618,986	$138,124	$-

See Accompanying Notes.
(1) See Footnote 1	10

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Energy Service Class 2 Subaccount(1)	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount

Net Assets as of December 31, 2019:	$64,338,846	$-	$568,345	$1,145,730	$3,258

Investment Income:
Reinvested Dividends	53,499	-	6,822	513	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	942,547	-	6,726	16,656	53

Net Investment Income (Loss)	(889,048)	-	96	(16,143)	(53)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	362,716	-	24,298	116,928	214
Realized Gain (Loss) on Investments	1,969,428	-	(645)	132,904	118

Net Realized Capital Gains (Losses) on Investments	2,332,144	-	23,653	249,832	332
Net Change in Unrealized Appreciation (Depreciation)	15,496,384	-	(16,515)	175,863	1,779

Net Gain (Loss) on Investment	17,828,528	-	7,138	425,695	2,111

Net Increase (Decrease) in Net Assets Resulting from Operations	16,939,480	-	7,234	409,552	2,058

Increase (Decrease) in Net Assets from Contract Transactions	(3,963,893)	-	(135,636)	(239,531)	(118)

Total Increase (Decrease) in Net Assets	12,975,587	-	(128,402)	170,021	1,940

Net Assets as of December 31, 2020:	$77,314,433	$-	$439,943	$1,315,751	$5,198

Investment Income:
Reinvested Dividends	23,290	1,222	7,732	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,168,987	244	7,029	19,240	76

Net Investment Income (Loss)	(1,145,697)	978	703	(19,240)	(76)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,781,511	-	53,623	263,010	479
Realized Gain (Loss) on Investments	5,809,964	1,308	14,548	285,671	218

Net Realized Capital Gains (Losses) on Investments	16,591,475	1,308	68,171	548,681	697
Net Change in Unrealized Appreciation (Depreciation)	4,158,044	(138)	28,620	(271,348)	(126)

Net Gain (Loss) on Investment	20,749,519	1,170	96,791	277,333	571

Net Increase (Decrease) in Net Assets Resulting from Operations	19,603,822	2,148	97,494	258,093	495

Increase (Decrease) in Net Assets from Contract Transactions	(4,841,819)	84,228	(50,101)	(548,040)	(202)

Total Increase (Decrease) in Net Assets	14,762,003	86,376	47,393	(289,947)	293

Net Assets as of December 31, 2021:	$92,076,436	$86,376	$487,336	$1,025,804	$5,491

See Accompanying Notes.
(1) See Footnote 1	11

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity® VIP Health Care Service Class 2 Subaccount(1)	Fidelity® VIP Mid Cap Initial Class Subaccount	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Technology Initial Class Subaccount(1)	Fidelity® VIP Utilities Initial Class Subaccount(1)

Net Assets as of December 31, 2019:	$-	$-	$27,192,549	$-	$-

Investment Income:
Reinvested Dividends	-	-	104,909	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	340,285	-	-

Net Investment Income (Loss)	-	-	(235,376)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	(1,673,554)	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	(1,673,554)	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	6,285,714	-	-

Net Gain (Loss) on Investment	-	-	4,612,160	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	4,376,784	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	623,438	-	-

Total Increase (Decrease) in Net Assets	-	-	5,000,222	-	-

Net Assets as of December 31, 2020:	$-	$-	$32,192,771	$-	$-

Investment Income:
Reinvested Dividends	-	-	124,313	-	2,207
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,666	-	469,271	6,401	1,141

Net Investment Income (Loss)	(1,666)	-	(344,958)	(6,401)	1,066

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	221	-	5,636,896	30,650	-
Realized Gain (Loss) on Investments	553	-	1,686,787	4,447	172

Net Realized Capital Gains (Losses) on Investments	774	-	7,323,683	35,097	172
Net Change in Unrealized Appreciation (Depreciation)	17,874	-	394,736	70,749	12,321

Net Gain (Loss) on Investment	18,648	-	7,718,419	105,846	12,493

Net Increase (Decrease) in Net Assets Resulting from Operations	16,982	-	7,373,461	99,445	13,559

Increase (Decrease) in Net Assets from Contract Transactions	492,562	-	(3,440,120)	871,770	120,366

Total Increase (Decrease) in Net Assets	509,544	-	3,933,341	971,215	133,925

Net Assets as of December 31, 2021:	$509,544	$-	$36,126,112	$971,215	$133,925

See Accompanying Notes.
(1) See Footnote 1	12

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity® VIP Value Strategies Initial Class Subaccount	Fidelity® VIP Value Strategies Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	Franklin Income Class 2 Shares Subaccount	Franklin Mutual Shares Class 2 Shares Subaccount

Net Assets as of December 31, 2019:	$26,305	$13,100,877	$2,266,701	$2,298,317	$521,168

Investment Income:
Reinvested Dividends	246	102,310	26,600	111,389	9,361
Investment Expense:
Mortality and Expense Risk and Administrative Charges	128	147,959	33,124	28,017	5,624

Net Investment Income (Loss)	118	(45,649)	(6,524)	83,372	3,737

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,221	637,266	512,549	1,578	13,014
Realized Gain (Loss) on Investments	(1,632)	(1,630,812)	(86,372)	(6,398)	(19,481)

Net Realized Capital Gains (Losses) on Investments	(411)	(993,546)	426,177	(4,820)	(6,467)
Net Change in Unrealized Appreciation (Depreciation)	707	1,196,000	(244,081)	(126,322)	(46,798)

Net Gain (Loss) on Investment	296	202,454	182,096	(131,142)	(53,265)

Net Increase (Decrease) in Net Assets Resulting from Operations	414	156,805	175,572	(47,770)	(49,528)

Increase (Decrease) in Net Assets from Contract Transactions	(5,637)	(2,272,427)	(334,506)	(434,318)	(106,572)

Total Increase (Decrease) in Net Assets	(5,223)	(2,115,622)	(158,934)	(482,088)	(156,100)

Net Assets as of December 31, 2020:	$21,082	$10,985,255	$2,107,767	$1,816,229	$365,068

Investment Income:
Reinvested Dividends	307	161,633	28,710	78,996	10,678
Investment Expense:
Mortality and Expense Risk and Administrative Charges	143	170,858	29,871	25,498	5,830

Net Investment Income (Loss)	164	(9,225)	(1,161)	53,498	4,848

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,625	1,077,406	-	-	-
Realized Gain (Loss) on Investments	1,089	641,776	(158,369)	17,422	10,862

Net Realized Capital Gains (Losses) on Investments	2,714	1,719,182	(158,369)	17,422	10,862
Net Change in Unrealized Appreciation (Depreciation)	3,310	1,645,780	337,461	174,591	46,389

Net Gain (Loss) on Investment	6,024	3,364,962	179,092	192,013	57,251

Net Increase (Decrease) in Net Assets Resulting from Operations	6,188	3,355,737	177,931	245,511	62,099

Increase (Decrease) in Net Assets from Contract Transactions	(6,830)	(644,035)	(594,351)	(464,028)	(105,672)

Total Increase (Decrease) in Net Assets	(642)	2,711,702	(416,420)	(218,517)	(43,573)

Net Assets as of December 31, 2021:	$20,440	$13,696,957	$1,691,347	$1,597,712	$321,495

See Accompanying Notes.
(1) See Footnote 1	13

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Franklin Templeton Foreign Class 2 Shares Subaccount	Invesco V.I. American Franchise Series II Shares Subaccount	Janus Henderson - Enterprise Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount	Janus Henderson - Mid Cap Value Service Shares Subaccount

Net Assets as of December 31, 2019:	$1,084,620	$161,362	$388,352	$360,718	$2,579

Investment Income:
Reinvested Dividends	28,834	-	156	1,808	23
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,430	2,457	4,915	4,726	30

Net Investment Income (Loss)	16,404	(2,457)	(4,759)	(2,918)	(7)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	11,362	26,408	15,220	43
Realized Gain (Loss) on Investments	(27,622)	15,275	15,577	36,176	9

Net Realized Capital Gains (Losses) on Investments	(27,622)	26,637	41,985	51,396	52
Net Change in Unrealized Appreciation (Depreciation)	(40,980)	24,078	23,622	(7,606)	(110)

Net Gain (Loss) on Investment	(68,602)	50,715	65,607	43,790	(58)

Net Increase (Decrease) in Net Assets Resulting from Operations	(52,198)	48,258	60,848	40,872	(65)

Increase (Decrease) in Net Assets from Contract Transactions	(150,010)	(34,969)	(29,075)	(78,328)	(98)

Total Increase (Decrease) in Net Assets	(202,208)	13,289	31,773	(37,456)	(163)

Net Assets as of December 31, 2020:	$882,412	$174,651	$420,125	$323,262	$2,416

Investment Income:
Reinvested Dividends	15,737	-	688	1,208	8
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,708	2,988	4,758	5,244	36

Net Investment Income (Loss)	3,029	(2,988)	(4,070)	(4,036)	(28)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	21,950	25,970	16,467	-
Realized Gain (Loss) on Investments	4,844	9,273	114,267	53,864	11

Net Realized Capital Gains (Losses) on Investments	4,844	31,223	140,237	70,331	11
Net Change in Unrealized Appreciation (Depreciation)	22,600	(10,915)	(86,529)	(16,775)	427

Net Gain (Loss) on Investment	27,444	20,308	53,708	53,556	438

Net Increase (Decrease) in Net Assets Resulting from Operations	30,473	17,320	49,638	49,520	410

Increase (Decrease) in Net Assets from Contract Transactions	(200,556)	(12,580)	(225,175)	(93,983)	(96)

Total Increase (Decrease) in Net Assets	(170,083)	4,740	(175,537)	(44,463)	314

Net Assets as of December 31, 2021:	$712,329	$179,391	$244,588	$278,799	$2,730

See Accompanying Notes.
(1) See Footnote 1	14

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	JPMorgan Insurance Trust Core Bond Class 1 Shares Subaccount	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares Subaccount	JPMorgan Insurance Trust Small Cap Core Class 1 Shares Subaccount	JPMorgan Insurance Trust U.S. Equity Class 1 Shares Subaccount	MFS® New Discovery Service Class Subaccount

Net Assets as of December 31, 2019:	$426,543	$197,917	$1,166	$100,581	$1,897,707

Investment Income:
Reinvested Dividends	7,177	2,448	10	791	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,835	2,171	13	1,346	27,459

Net Investment Income (Loss)	2,342	277	(3)	(555)	(27,459)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	10,213	64	6,380	206,951
Realized Gain (Loss) on Investments	919	1,166	80	1,424	108,464

Net Realized Capital Gains (Losses) on Investments	919	11,379	144	7,804	315,415
Net Change in Unrealized Appreciation (Depreciation)	21,082	(13,450)	(8)	16,249	440,140

Net Gain (Loss) on Investment	22,001	(2,071)	136	24,053	755,555

Net Increase (Decrease) in Net Assets Resulting from Operations	24,343	(1,794)	133	23,498	728,096

Increase (Decrease) in Net Assets from Contract Transactions	(109,222)	-	(136)	(1,403)	(469,599)

Total Increase (Decrease) in Net Assets	(84,879)	(1,794)	(3)	22,095	258,497

Net Assets as of December 31, 2020:	$341,664	$196,123	$1,163	$122,676	$2,156,204

Investment Income:
Reinvested Dividends	5,653	2,105	7	945	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,094	2,927	12	1,713	29,581

Net Investment Income (Loss)	1,559	(822)	(5)	(768)	(29,581)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,119	11,596	33	5,630	335,917
Realized Gain (Loss) on Investments	(197)	12,130	461	7,133	240,353

Net Realized Capital Gains (Losses) on Investments	3,922	23,726	494	12,763	576,270
Net Change in Unrealized Appreciation (Depreciation)	(14,571)	32,192	(314)	20,171	(514,025)

Net Gain (Loss) on Investment	(10,649)	55,918	180	32,934	62,245

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,090)	55,096	175	32,166	32,664

Increase (Decrease) in Net Assets from Contract Transactions	(60,625)	(22,185)	(1,338)	(11,485)	(722,912)

Total Increase (Decrease) in Net Assets	(69,715)	32,911	(1,163)	20,681	(690,248)

Net Assets as of December 31, 2021:	$271,949	$229,034	$-	$143,357	$1,465,956

See Accompanying Notes.
(1) See Footnote 1	15

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	MFS® Total Return Service Class Subaccount	State Street Total Return V.I.S. Class 3 Shares Subaccount	TA 60/40 Allocation Service Class Subaccount	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon High Yield Bond Service Class Subaccount

Net Assets as of December 31, 2019:	$1,004,119	$4,647,034	$1,153,458	$82,928	$7,895,861

Investment Income:
Reinvested Dividends	17,877	60,277	8,303	4,816	450,057
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,672	57,677	14,590	856	99,076

Net Investment Income (Loss)	5,205	2,600	(6,287)	3,960	350,981

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,280	-	4,509	-	-
Realized Gain (Loss) on Investments	33,458	(209,254)	6,830	(1,425)	(173,247)

Net Realized Capital Gains (Losses) on Investments	56,738	(209,254)	11,339	(1,425)	(173,247)
Net Change in Unrealized Appreciation (Depreciation)	(2,319)	268,990	162,624	(124)	49,239

Net Gain (Loss) on Investment	54,419	59,736	173,963	(1,549)	(124,008)

Net Increase (Decrease) in Net Assets Resulting from Operations	59,624	62,336	167,676	2,411	226,973

Increase (Decrease) in Net Assets from Contract Transactions	(150,003)	(857,859)	375,638	(9,622)	(99,884)

Total Increase (Decrease) in Net Assets	(90,379)	(795,523)	543,314	(7,211)	127,089

Net Assets as of December 31, 2020:	$913,740	$3,851,511	$1,696,772	$75,717	$8,022,950

Investment Income:
Reinvested Dividends	14,781	76,580	18,058	3,950	417,652
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,066	63,320	22,424	886	107,930

Net Investment Income (Loss)	1,715	13,260	(4,366)	3,064	309,722

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	44,831	541,601	55,702	-	-
Realized Gain (Loss) on Investments	39,512	59,611	20,753	(281)	(5,623)

Net Realized Capital Gains (Losses) on Investments	84,343	601,212	76,455	(281)	(5,623)
Net Change in Unrealized Appreciation (Depreciation)	19,792	(176,657)	153,870	974	85,781

Net Gain (Loss) on Investment	104,135	424,555	230,325	693	80,158

Net Increase (Decrease) in Net Assets Resulting from Operations	105,850	437,815	225,959	3,757	389,880

Increase (Decrease) in Net Assets from Contract Transactions	(165,853)	(94,925)	283,893	(5,063)	(105,768)

Total Increase (Decrease) in Net Assets	(60,003)	342,890	509,852	(1,306)	284,112

Net Assets as of December 31, 2021:	$853,737	$4,194,401	$2,206,624	$74,411	$8,307,062

See Accompanying Notes.
(1) See Footnote 1	16

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Aegon Sustainable Equity Income Initial Class	TA Aegon Sustainable Equity Income Service Class	TA Aegon U.S. Government Securities Initial Class	TA Aegon U.S. Government Securities Service Class	TA American Funds Managed Risk - Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$3,293,974	$23,251,761	$186,543	$33,204,191	$75,573,079

Investment Income:
Reinvested Dividends	73,845	530,354	4,817	670,132	903,041
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34,042	270,241	3,812	699,795	985,384

Net Investment Income (Loss)	39,803	260,113	1,005	(29,663)	(82,343)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	298,399	2,365,847	352	55,424	2,262,479
Realized Gain (Loss) on Investments	133,151	(1,146,835)	(1,888)	2,341,306	1,412,141

Net Realized Capital Gains (Losses) on Investments	431,550	1,219,012	(1,536)	2,396,730	3,674,620
Net Change in Unrealized Appreciation (Depreciation)	(747,422)	(3,471,781)	16,200	1,090,193	(676,468)

Net Gain (Loss) on Investment	(315,872)	(2,252,769)	14,664	3,486,923	2,998,152

Net Increase (Decrease) in Net Assets Resulting from Operations	(276,069)	(1,992,656)	15,669	3,457,260	2,915,809

Increase (Decrease) in Net Assets from Contract Transactions	(434,062)	(246,306)	86,019	1,608,348	1,933,718

Total Increase (Decrease) in Net Assets	(710,131)	(2,238,962)	101,688	5,065,608	4,849,527

Net Assets as of December 31, 2020:	$2,583,843	$21,012,799	$288,231	$38,269,799	$80,422,606

Investment Income:
Reinvested Dividends	61,093	420,311	5,994	503,144	679,570
Investment Expense:
Mortality and Expense Risk and Administrative Charges	40,052	310,764	3,880	423,682	1,045,593

Net Investment Income (Loss)	21,041	109,547	2,114	79,462	(366,023)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	19,238	1,996,737	-
Realized Gain (Loss) on Investments	25,321	(828,952)	(792)	(541,634)	2,574,840

Net Realized Capital Gains (Losses) on Investments	25,321	(828,952)	18,446	1,455,103	2,574,840
Net Change in Unrealized Appreciation (Depreciation)	482,484	4,984,921	(31,339)	(2,869,756)	6,625,601

Net Gain (Loss) on Investment	507,805	4,155,969	(12,893)	(1,414,653)	9,200,441

Net Increase (Decrease) in Net Assets Resulting from Operations	528,846	4,265,516	(10,779)	(1,335,191)	8,834,418

Increase (Decrease) in Net Assets from Contract Transactions	(159,791)	(2,679,673)	6,108	(11,982,722)	(9,384,037)

Total Increase (Decrease) in Net Assets	369,055	1,585,843	(4,671)	(13,317,913)	(549,619)

Net Assets as of December 31, 2021:	$2,952,898	$22,598,642	$283,560	$24,951,886	$79,872,987

See Accompanying Notes.
(1) See Footnote 1	17

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock Global Real Estate Securities Initial Class	TA BlackRock Global Real Estate Securities Service Class	TA BlackRock Government Money Market Initial Class	TA BlackRock Government Money Market Service Class	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$15,223	$6,407,054	$179,063	$29,386,715	$22,160,340

Investment Income:
Reinvested Dividends	1,700	613,632	566	79,475	410,770
Investment Expense:
Mortality and Expense Risk and Administrative Charges	188	73,506	4,571	605,596	263,169

Net Investment Income (Loss)	1,512	540,126	(4,005)	(526,121)	147,601

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,008	372,335	-	-	303,296
Realized Gain (Loss) on Investments	(342)	(267,107)	-	-	(25,986)

Net Realized Capital Gains (Losses) on Investments	666	105,228	-	-	277,310
Net Change in Unrealized Appreciation (Depreciation)	(2,455)	(778,590)	-	-	639,567

Net Gain (Loss) on Investment	(1,789)	(673,362)	-	-	916,877

Net Increase (Decrease) in Net Assets Resulting from Operations	(277)	(133,236)	(4,005)	(526,121)	1,064,478

Increase (Decrease) in Net Assets from Contract Transactions	(735)	(680,166)	190,637	20,250,334	(2,098,682)

Total Increase (Decrease) in Net Assets	(1,012)	(813,402)	186,632	19,724,213	(1,034,204)

Net Assets as of December 31, 2020:	$14,211	$5,593,652	$365,695	$49,110,928	$21,126,136

Investment Income:
Reinvested Dividends	4,081	129,479	13	1,375	211,587
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,468	85,976	4,943	512,519	250,360

Net Investment Income (Loss)	2,613	43,503	(4,930)	(511,144)	(38,773)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	310,113
Realized Gain (Loss) on Investments	(275)	14,040	-	-	224,427

Net Realized Capital Gains (Losses) on Investments	(275)	14,040	-	-	534,540
Net Change in Unrealized Appreciation (Depreciation)	12,485	1,241,840	-	-	346,438

Net Gain (Loss) on Investment	12,210	1,255,880	-	-	880,978

Net Increase (Decrease) in Net Assets Resulting from Operations	14,823	1,299,383	(4,930)	(511,144)	842,205

Increase (Decrease) in Net Assets from Contract Transactions	147,072	(579,559)	(10,542)	(11,649,265)	(3,395,276)

Total Increase (Decrease) in Net Assets	161,895	719,824	(15,472)	(12,160,409)	(2,553,071)

Net Assets as of December 31, 2021:	$176,106	$6,313,476	$350,223	$36,950,519	$18,573,065

See Accompanying Notes.
(1) See Footnote 1	18

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock iShares Active Asset Allocation - Moderate Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA BlackRock iShares Dynamic Allocation - Balanced Service Class	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$85,725,821	$48,681,743	$85,177,436	$55,719,855

Investment Income:
Reinvested Dividends	1,483,407	764,501	1,308,813	795,201
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,044,438	584,979	1,042,380	676,383

Net Investment Income (Loss)	438,969	179,522	266,433	118,818

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,468,122	839,983	987,097	534,554
Realized Gain (Loss) on Investments	(380,601)	(903,460)	408,595	477,547

Net Realized Capital Gains (Losses) on Investments	1,087,521	(63,477)	1,395,692	1,012,101
Net Change in Unrealized Appreciation (Depreciation)	(458,147)	(2,121,091)	(3,347,807)	(3,141,589)

Net Gain (Loss) on Investment	629,374	(2,184,568)	(1,952,115)	(2,129,488)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,068,343	(2,005,046)	(1,685,682)	(2,010,670)

Increase (Decrease) in Net Assets from Contract Transactions	(7,465,891)	(4,957,182)	(5,475,646)	(5,121,369)

Total Increase (Decrease) in Net Assets	(6,397,548)	(6,962,228)	(7,161,328)	(7,132,039)

Net Assets as of December 31, 2020:	$79,328,273	$41,719,515	$78,016,108	$48,587,816

Investment Income:
Reinvested Dividends	675,734	210,880	422,478	135,819
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,023,189	546,429	1,006,215	646,820

Net Investment Income (Loss)	(347,455)	(335,549)	(583,737)	(511,001)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	7,078,211	4,228,871
Realized Gain (Loss) on Investments	633,726	(272,046)	595,134	601,911

Net Realized Capital Gains (Losses) on Investments	633,726	(272,046)	7,673,345	4,830,782
Net Change in Unrealized Appreciation (Depreciation)	4,882,805	2,917,291	(1,409,688)	1,459,429

Net Gain (Loss) on Investment	5,516,531	2,645,245	6,263,657	6,290,211

Net Increase (Decrease) in Net Assets Resulting from Operations	5,169,076	2,309,696	5,679,920	5,779,210

Increase (Decrease) in Net Assets from Contract Transactions	(9,015,319)	(6,517,551)	(9,326,929)	(7,756,232)

Total Increase (Decrease) in Net Assets	(3,846,243)	(4,207,855)	(3,647,009)	(1,977,022)

Net Assets as of December 31, 2021:	$75,482,030	$37,511,660	$74,369,099	$46,610,794

See Accompanying Notes.
(1) See Footnote 1	19

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock iShares Edge 100 Service Class	TA BlackRock iShares Edge 40 Initial Class	TA BlackRock iShares Edge 40 Service Class	TA BlackRock iShares Edge 50 Service Class	TA BlackRock iShares Edge 75 Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$25,582,081	$61,195	$21,835,279	$26,937,300	$21,407,528

Investment Income:
Reinvested Dividends	411,097	1,510	516,644	414,765	356,765
Investment Expense:
Mortality and Expense Risk and Administrative Charges	225,867	847	317,792	412,590	285,911

Net Investment Income (Loss)	185,230	663	198,852	2,175	70,854

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	489,945	429	163,461	114,745	142,466
Realized Gain (Loss) on Investments	171,566	640	93,242	520,164	270,290

Net Realized Capital Gains (Losses) on Investments	661,511	1,069	256,703	634,909	412,756
Net Change in Unrealized Appreciation (Depreciation)	1,545,477	3,059	1,480,979	2,320,594	2,440,292

Net Gain (Loss) on Investment	2,206,988	4,128	1,737,682	2,955,503	2,853,048

Net Increase (Decrease) in Net Assets Resulting from Operations	2,392,218	4,791	1,936,534	2,957,678	2,923,902

Increase (Decrease) in Net Assets from Contract Transactions	687,385	(3,754)	2,657,032	10,729,352	4,977,930

Total Increase (Decrease) in Net Assets	3,079,603	1,037	4,593,566	13,687,030	7,901,832

Net Assets as of December 31, 2020:	$28,661,684	$62,232	$26,428,845	$40,624,330	$29,309,360

Investment Income:
Reinvested Dividends	299,865	1,137	434,711	507,652	369,379
Investment Expense:
Mortality and Expense Risk and Administrative Charges	289,387	888	375,266	569,776	393,067

Net Investment Income (Loss)	10,478	249	59,445	(62,124)	(23,688)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	742,451	1,263	560,135	612,500	711,049
Realized Gain (Loss) on Investments	214,685	229	275,500	1,038,703	621,824

Net Realized Capital Gains (Losses) on Investments	957,136	1,492	835,635	1,651,203	1,332,873
Net Change in Unrealized Appreciation (Depreciation)	4,006,680	1,147	294,282	1,153,852	2,393,483

Net Gain (Loss) on Investment	4,963,816	2,639	1,129,917	2,805,055	3,726,356

Net Increase (Decrease) in Net Assets Resulting from Operations	4,974,294	2,888	1,189,362	2,742,931	3,702,668

Increase (Decrease) in Net Assets from Contract Transactions	407,170	138	(210,647)	2,028,015	3,779,531

Total Increase (Decrease) in Net Assets	5,381,464	3,026	978,715	4,770,946	7,482,199

Net Assets as of December 31, 2021:	$34,043,148	$65,258	$27,407,560	$45,395,276	$36,791,559

See Accompanying Notes.
(1) See Footnote 1	20

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock Tactical Allocation Service Class	TA Goldman Sachs 70/30 Service Class	TA International Focus Initial Class	TA International Focus Service Class	TA Janus Balanced Service Class
	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$97,945,168	$-	$113,724	$8,079,049	$102,356,309

Investment Income:
Reinvested Dividends	1,634,332	-	2,538	152,667	1,548,525
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,306,849	-	1,397	102,020	1,408,664

Net Investment Income (Loss)	327,483	-	1,141	50,647	139,861

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,198,585	-	-	-	4,274,524
Realized Gain (Loss) on Investments	321,880	-	1,813	(513,067)	2,962,364

Net Realized Capital Gains (Losses) on Investments	5,520,465	-	1,813	(513,067)	7,236,888
Net Change in Unrealized Appreciation (Depreciation)	4,458,457	-	16,522	1,739,455	5,233,453

Net Gain (Loss) on Investment	9,978,922	-	18,335	1,226,388	12,470,341

Net Increase (Decrease) in Net Assets Resulting from Operations	10,306,405	-	19,476	1,277,035	12,610,202

Increase (Decrease) in Net Assets from Contract Transactions	(9,626,767)	-	(18,433)	(461,091)	(4,921,421)

Total Increase (Decrease) in Net Assets	679,638	-	1,043	815,944	7,688,781

Net Assets as of December 31, 2020:	$98,624,806	$-	$114,767	$8,894,993	$110,045,090

Investment Income:
Reinvested Dividends	2,370,310	4,465	1,499	102,175	1,303,736
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,330,190	5,551	1,635	128,622	1,577,082

Net Investment Income (Loss)	1,040,120	(1,086)	(136)	(26,447)	(273,346)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,177,340	8,207	-	-	4,937,680
Realized Gain (Loss) on Investments	1,328,604	732	2,073	238,236	5,264,262

Net Realized Capital Gains (Losses) on Investments	4,505,944	8,939	2,073	238,236	10,201,942
Net Change in Unrealized Appreciation (Depreciation)	210,733	45,582	8,690	598,113	5,158,267

Net Gain (Loss) on Investment	4,716,677	54,521	10,763	836,349	15,360,209

Net Increase (Decrease) in Net Assets Resulting from Operations	5,756,797	53,435	10,627	809,902	15,086,863

Increase (Decrease) in Net Assets from Contract Transactions	(12,356,781)	488,245	11,393	(323,312)	(7,581,989)

Total Increase (Decrease) in Net Assets	(6,599,984)	541,680	22,020	486,590	7,504,874

Net Assets as of December 31, 2021:	$92,024,822	$541,680	$136,787	$9,381,583	$117,549,964

See Accompanying Notes.
(1) See Footnote 1	21

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Janus Mid-Cap Growth Initial Class	TA Janus Mid-Cap Growth Service Class	TA JPMorgan Asset Allocation - Conservative Initial Class	TA JPMorgan Asset Allocation - Conservative Service Class	TA JPMorgan Asset Allocation - Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$21,270	$20,122,605	$-	$63,826,265	$41,169

Investment Income:
Reinvested Dividends	47	7,676	-	1,406,025	699
Investment Expense:
Mortality and Expense Risk and Administrative Charges	167	277,578	48	818,704	567

Net Investment Income (Loss)	(120)	(269,902)	(48)	587,321	132

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,686	1,660,528	-	1,541,629	3,280
Realized Gain (Loss) on Investments	110	264,367	2	(109,388)	111

Net Realized Capital Gains (Losses) on Investments	1,796	1,924,895	2	1,432,241	3,391
Net Change in Unrealized Appreciation (Depreciation)	2,170	1,654,740	1,303	3,526,069	5,952

Net Gain (Loss) on Investment	3,966	3,579,635	1,305	4,958,310	9,343

Net Increase (Decrease) in Net Assets Resulting from Operations	3,846	3,309,733	1,257	5,545,631	9,475

Increase (Decrease) in Net Assets from Contract Transactions	(185)	(176,803)	24,123	(6,420,674)	1

Total Increase (Decrease) in Net Assets	3,661	3,132,930	25,380	(875,043)	9,476

Net Assets as of December 31, 2020:	$24,931	$23,255,535	$25,380	$62,951,222	$50,645

Investment Income:
Reinvested Dividends	74	23,712	634	1,353,952	947
Investment Expense:
Mortality and Expense Risk and Administrative Charges	219	340,463	364	827,817	788

Net Investment Income (Loss)	(145)	(316,751)	270	526,135	159

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,332	3,117,331	406	963,409	3,460
Realized Gain (Loss) on Investments	173	1,650,323	27	920,724	296

Net Realized Capital Gains (Losses) on Investments	3,505	4,767,654	433	1,884,133	3,756
Net Change in Unrealized Appreciation (Depreciation)	681	(962,297)	423	205,520	5,195

Net Gain (Loss) on Investment	4,186	3,805,357	856	2,089,653	8,951

Net Increase (Decrease) in Net Assets Resulting from Operations	4,041	3,488,606	1,126	2,615,788	9,110

Increase (Decrease) in Net Assets from Contract Transactions	(216)	(1,959,066)	1	(6,454,461)	1

Total Increase (Decrease) in Net Assets	3,825	1,529,540	1,127	(3,838,673)	9,111

Net Assets as of December 31, 2021:	$28,756	$24,785,075	$26,507	$59,112,549	$59,756

See Accompanying Notes.
(1) See Footnote 1	22

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA JPMorgan Asset Allocation - Growth Service Class	TA JPMorgan Asset Allocation - Moderate Initial Class	TA JPMorgan Asset Allocation - Moderate Service Class	TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA JPMorgan Asset Allocation - Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$9,822,868	$378,461	$314,877,570	$48,802	$187,724,351

Investment Income:
Reinvested Dividends	198,701	8,293	6,108,788	989	3,209,379
Investment Expense:
Mortality and Expense Risk and Administrative Charges	166,947	5,220	4,142,616	667	2,467,718

Net Investment Income (Loss)	31,754	3,073	1,966,172	322	741,661

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,081,007	11,435	9,416,536	2,496	9,279,889
Realized Gain (Loss) on Investments	(220,060)	(116)	1,194,221	55	655,293

Net Realized Capital Gains (Losses) on Investments	860,947	11,319	10,610,757	2,551	9,935,182
Net Change in Unrealized Appreciation (Depreciation)	3,147,783	27,428	20,494,562	3,695	11,430,741

Net Gain (Loss) on Investment	4,008,730	38,747	31,105,319	6,246	21,365,923

Net Increase (Decrease) in Net Assets Resulting from Operations	4,040,484	41,820	33,071,491	6,568	22,107,584

Increase (Decrease) in Net Assets from Contract Transactions	3,267,309	1	(5,833,924)	(71)	(17,476,042)

Total Increase (Decrease) in Net Assets	7,307,793	41,821	27,237,567	6,497	4,631,542

Net Assets as of December 31, 2020:	$17,130,661	$420,282	$342,115,137	$55,299	$192,355,893

Investment Income:
Reinvested Dividends	232,312	8,405	5,958,366	1,290	3,923,412
Investment Expense:
Mortality and Expense Risk and Administrative Charges	221,099	6,145	4,711,551	830	2,819,721

Net Investment Income (Loss)	11,213	2,260	1,246,815	460	1,103,691

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	959,759	2,812	2,256,207	1,481	5,024,819
Realized Gain (Loss) on Investments	1,898,155	656	5,824,246	198	5,274,577

Net Realized Capital Gains (Losses) on Investments	2,857,914	3,468	8,080,453	1,679	10,299,396
Net Change in Unrealized Appreciation (Depreciation)	(40,009)	26,520	15,856,119	4,702	11,688,209

Net Gain (Loss) on Investment	2,817,905	29,988	23,936,572	6,381	21,987,605

Net Increase (Decrease) in Net Assets Resulting from Operations	2,829,118	32,248	25,183,387	6,841	23,091,296

Increase (Decrease) in Net Assets from Contract Transactions	(3,677,535)	1	(23,029,565)	(70)	(16,593,311)

Total Increase (Decrease) in Net Assets	(848,417)	32,249	2,153,822	6,771	6,497,985

Net Assets as of December 31, 2021:	$16,282,244	$452,531	$344,268,959	$62,070	$198,853,878

See Accompanying Notes.
(1) See Footnote 1	23

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA JPMorgan Core Bond Service Class	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Service Class	TA JPMorgan International Moderate Growth Service Class	TA JPMorgan Mid Cap Value Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$41,431,886	$751,989	$5,689,537	$44,185,827	$18,129,091

Investment Income:
Reinvested Dividends	1,455,816	10,530	96,589	980,856	182,405
Investment Expense:
Mortality and Expense Risk and Administrative Charges	578,924	9,077	99,787	552,969	224,334

Net Investment Income (Loss)	876,892	1,453	(3,198)	427,887	(41,929)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	108,832	58,155	619,947	3,649	689,663
Realized Gain (Loss) on Investments	386,000	39,737	54,540	(191,080)	(1,995,325)

Net Realized Capital Gains (Losses) on Investments	494,832	97,892	674,487	(187,431)	(1,305,662)
Net Change in Unrealized Appreciation (Depreciation)	997,533	27,162	1,078,132	4,541,227	1,514,134

Net Gain (Loss) on Investment	1,492,365	125,054	1,752,619	4,353,796	208,472

Net Increase (Decrease) in Net Assets Resulting from Operations	2,369,257	126,507	1,749,421	4,781,683	166,543

Increase (Decrease) in Net Assets from Contract Transactions	793,427	(80,436)	1,311,871	(4,860,935)	(149,871)

Total Increase (Decrease) in Net Assets	3,162,684	46,071	3,061,292	(79,252)	16,672

Net Assets as of December 31, 2020:	$44,594,570	$798,060	$8,750,829	$44,106,575	$18,145,763

Investment Income:
Reinvested Dividends	1,062,949	7,125	47,147	572,944	109,009
Investment Expense:
Mortality and Expense Risk and Administrative Charges	595,649	11,424	115,604	607,324	259,663

Net Investment Income (Loss)	467,300	(4,299)	(68,457)	(34,380)	(150,654)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,568,630	103,925	915,236	-	295,600
Realized Gain (Loss) on Investments	155,153	18,377	725,819	1,437,295	990,937

Net Realized Capital Gains (Losses) on Investments	1,723,783	122,302	1,641,055	1,437,295	1,286,537
Net Change in Unrealized Appreciation (Depreciation)	(3,341,905)	107,396	553,904	1,839,246	3,543,966

Net Gain (Loss) on Investment	(1,618,122)	229,698	2,194,959	3,276,541	4,830,503

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,150,822)	225,399	2,126,502	3,242,161	4,679,849

Increase (Decrease) in Net Assets from Contract Transactions	1,547,708	(23,275)	(2,102,979)	(6,082,265)	(3,479,477)

Total Increase (Decrease) in Net Assets	396,886	202,124	23,523	(2,840,104)	1,200,372

Net Assets as of December 31, 2021:	$44,991,456	$1,000,184	$8,774,352	$41,266,471	$19,346,135

See Accompanying Notes.
(1) See Footnote 1	24

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA JPMorgan Tactical Allocation Service Class	TA Madison Diversified Income Service Class	TA Managed Risk - Balanced ETF Service Class	TA Managed Risk - Conservative ETF Service Class	TA Managed Risk - Growth ETF Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$82,867,081	$5,773,001	$453,178,914	$76,229,911	$354,763,682

Investment Income:
Reinvested Dividends	1,698,171	96,154	8,566,338	1,454,287	6,527,063
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,086,667	76,654	5,457,484	882,394	4,256,173

Net Investment Income (Loss)	611,504	19,500	3,108,854	571,893	2,270,890

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,942,613	141,139	5,268,086	226,635	8,776,009
Realized Gain (Loss) on Investments	884,502	57,356	2,428,240	(37,802)	(1,141,109)

Net Realized Capital Gains (Losses) on Investments	2,827,115	198,495	7,696,326	188,833	7,634,900
Net Change in Unrealized Appreciation (Depreciation)	5,003,368	173,417	(1,629,542)	875,685	(3,185,948)

Net Gain (Loss) on Investment	7,830,483	371,912	6,066,784	1,064,518	4,448,952

Net Increase (Decrease) in Net Assets Resulting from Operations	8,441,987	391,412	9,175,638	1,636,411	6,719,842

Increase (Decrease) in Net Assets from Contract Transactions	(4,309,355)	508,318	(43,364,631)	(12,268,681)	(34,121,596)

Total Increase (Decrease) in Net Assets	4,132,632	899,730	(34,188,993)	(10,632,270)	(27,401,754)

Net Assets as of December 31, 2020:	$86,999,713	$6,672,731	$418,989,921	$65,597,641	$327,361,928

Investment Income:
Reinvested Dividends	1,570,991	107,057	4,549,030	1,010,856	2,877,266
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,335,182	86,923	5,296,202	832,380	4,348,052

Net Investment Income (Loss)	235,809	20,134	(747,172)	178,476	(1,470,786)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,966,562	83,624	18,379,477	878,082	15,392,134
Realized Gain (Loss) on Investments	1,278,600	91,674	8,613,387	754,739	4,675,844

Net Realized Capital Gains (Losses) on Investments	7,245,162	175,298	26,992,864	1,632,821	20,067,978
Net Change in Unrealized Appreciation (Depreciation)	(4,311,183)	229,864	4,893,313	(909,829)	19,890,685

Net Gain (Loss) on Investment	2,933,979	405,162	31,886,177	722,992	39,958,663

Net Increase (Decrease) in Net Assets Resulting from Operations	3,169,788	425,296	31,139,005	901,468	38,487,877

Increase (Decrease) in Net Assets from Contract Transactions	11,160,482	(136,054)	(57,678,428)	(4,505,989)	(47,481,732)

Total Increase (Decrease) in Net Assets	14,330,270	289,242	(26,539,423)	(3,604,521)	(8,993,855)

Net Assets as of December 31, 2021:	$101,329,983	$6,961,973	$392,450,498	$61,993,120	$318,368,073

See Accompanying Notes.
(1) See Footnote 1	25

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Market Participation Strategy Service Class	TA Morgan Stanley Capital Growth Initial Class	TA Morgan Stanley Capital Growth Service Class	TA Morgan Stanley Global Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$33,306,180	$2,070,531	$30,451,810	$68,154,890

Investment Income:
Reinvested Dividends	330,987	-	-	594,012
Investment Expense:
Mortality and Expense Risk and Administrative Charges	465,336	35,630	693,310	875,363

Net Investment Income (Loss)	(134,349)	(35,630)	(693,310)	(281,351)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	403,192	102,909	2,078,170	2,402,268
Realized Gain (Loss) on Investments	477,374	123,652	4,984,496	1,461,229

Net Realized Capital Gains (Losses) on Investments	880,566	226,561	7,062,666	3,863,497
Net Change in Unrealized Appreciation (Depreciation)	4,996,672	1,787,291	31,611,760	6,309,220

Net Gain (Loss) on Investment	5,877,238	2,013,852	38,674,426	10,172,717

Net Increase (Decrease) in Net Assets Resulting from Operations	5,742,889	1,978,222	37,981,116	9,891,366

Increase (Decrease) in Net Assets from Contract Transactions	(4,059,096)	(481,231)	13,833,942	(8,289,718)

Total Increase (Decrease) in Net Assets	1,683,793	1,496,991	51,815,058	1,601,648

Net Assets as of December 31, 2020:	$34,989,973	$3,567,522	$82,266,868	$69,756,538

Investment Income:
Reinvested Dividends	159,065	-	-	330,163
Investment Expense:
Mortality and Expense Risk and Administrative Charges	462,842	50,684	1,139,340	944,592

Net Investment Income (Loss)	(303,777)	(50,684)	(1,139,340)	(614,429)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,299,411	958,939	22,953,482	5,491,075
Realized Gain (Loss) on Investments	1,301,365	117,114	8,813,502	2,861,420

Net Realized Capital Gains (Losses) on Investments	4,600,776	1,076,053	31,766,984	8,352,495
Net Change in Unrealized Appreciation (Depreciation)	(303,211)	(1,073,883)	(32,174,359)	(3,172,585)

Net Gain (Loss) on Investment	4,297,565	2,170	(407,375)	5,179,910

Net Increase (Decrease) in Net Assets Resulting from Operations	3,993,788	(48,514)	(1,546,715)	4,565,481

Increase (Decrease) in Net Assets from Contract Transactions	(6,552,286)	(158,974)	(5,964,475)	(8,054,014)

Total Increase (Decrease) in Net Assets	(2,558,498)	(207,488)	(7,511,190)	(3,488,533)

Net Assets as of December 31, 2021:	$32,431,475	$3,360,034	$74,755,678	$66,268,005

See Accompanying Notes.
(1) See Footnote 1	26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	TA MSCI EAFE Index Service Class	TA Multi-Managed Balanced Initial Class	TA Multi-Managed Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$15,233,662	$4,255,261	$35,669	$140,845,790

Investment Income:
Reinvested Dividends	198,381	81,410	578	1,820,953
Investment Expense:
Mortality and Expense Risk and Administrative Charges	197,254	63,903	508	1,765,394

Net Investment Income (Loss)	1,127	17,507	70	55,559

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	392,816	6,503	1,484	5,503,381
Realized Gain (Loss) on Investments	8,835	(88,792)	81	2,722,731

Net Realized Capital Gains (Losses) on Investments	401,651	(82,289)	1,565	8,226,112
Net Change in Unrealized Appreciation (Depreciation)	438,341	522,440	3,467	9,374,462

Net Gain (Loss) on Investment	839,992	440,151	5,032	17,600,574

Net Increase (Decrease) in Net Assets Resulting from Operations	841,119	457,658	5,102	17,656,133

Increase (Decrease) in Net Assets from Contract Transactions	429,414	1,115,164	(3)	(16,646,527)

Total Increase (Decrease) in Net Assets	1,270,533	1,572,822	5,099	1,009,606

Net Assets as of December 31, 2020:	$16,504,195	$5,828,083	$40,768	$141,855,396

Investment Income:
Reinvested Dividends	886,518	97,501	505	1,338,857
Investment Expense:
Mortality and Expense Risk and Administrative Charges	220,579	87,465	611	1,870,537

Net Investment Income (Loss)	665,939	10,036	(106)	(531,680)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,374	7,768,475
Realized Gain (Loss) on Investments	132,477	93,614	164	6,939,014

Net Realized Capital Gains (Losses) on Investments	132,477	93,614	2,538	14,707,489
Net Change in Unrealized Appreciation (Depreciation)	151,902	453,021	3,857	6,126,761

Net Gain (Loss) on Investment	284,379	546,635	6,395	20,834,250

Net Increase (Decrease) in Net Assets Resulting from Operations	950,318	556,671	6,289	20,302,570

Increase (Decrease) in Net Assets from Contract Transactions	(441,528)	611,656	(1)	(21,354,421)

Total Increase (Decrease) in Net Assets	508,790	1,168,327	6,288	(1,051,851)

Net Assets as of December 31, 2021:	$17,012,985	$6,996,410	$47,056	$140,803,545

See Accompanying Notes.
(1) See Footnote 1	27

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class	TA PIMCO Tactical - Growth Service Class	TA PIMCO Total Return Initial Class	TA PIMCO Total Return Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$35,792,828	$22,878,376	$38,321,521	$251,069	$71,713,529

Investment Income:
Reinvested Dividends	1,120,861	320,929	1,459,837	10,995	2,917,889
Investment Expense:
Mortality and Expense Risk and Administrative Charges	465,162	296,387	497,244	3,624	993,317

Net Investment Income (Loss)	655,699	24,542	962,593	7,371	1,924,572

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,185,909	1,488,914	3,091,350	1,136	319,874
Realized Gain (Loss) on Investments	220,567	281,521	176,933	732	303,443

Net Realized Capital Gains (Losses) on Investments	2,406,476	1,770,435	3,268,283	1,868	623,317
Net Change in Unrealized Appreciation (Depreciation)	(624,521)	3,713	(1,497,081)	6,425	1,537,256

Net Gain (Loss) on Investment	1,781,955	1,774,148	1,771,202	8,293	2,160,573

Net Increase (Decrease) in Net Assets Resulting from Operations	2,437,654	1,798,690	2,733,795	15,664	4,085,145

Increase (Decrease) in Net Assets from Contract Transactions	(3,626,229)	(2,477,545)	(2,296,561)	8,934	(3,121,368)

Total Increase (Decrease) in Net Assets	(1,188,575)	(678,855)	437,234	24,598	963,777

Net Assets as of December 31, 2020:	$34,604,253	$22,199,521	$38,758,755	$275,667	$72,677,306

Investment Income:
Reinvested Dividends	-	209,964	-	4,078	883,420
Investment Expense:
Mortality and Expense Risk and Administrative Charges	447,605	271,151	509,868	3,699	951,626

Net Investment Income (Loss)	(447,605)	(61,187)	(509,868)	379	(68,206)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,479,344	1,634,144	2,893,463	16,116	4,224,052
Realized Gain (Loss) on Investments	322,946	178,309	254,790	(604)	47,814

Net Realized Capital Gains (Losses) on Investments	2,802,290	1,812,453	3,148,253	15,512	4,271,866
Net Change in Unrealized Appreciation (Depreciation)	(762,944)	(1,234,291)	213,901	(22,018)	(5,943,358)

Net Gain (Loss) on Investment	2,039,346	578,162	3,362,154	(6,506)	(1,671,492)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,591,741	516,975	2,852,286	(6,127)	(1,739,698)

Increase (Decrease) in Net Assets from Contract Transactions	(3,351,118)	(3,585,338)	(4,142,715)	(17,087)	(1,021,844)

Total Increase (Decrease) in Net Assets	(1,759,377)	(3,068,363)	(1,290,429)	(23,214)	(2,761,542)

Net Assets as of December 31, 2021:	$32,844,876	$19,131,158	$37,468,326	$252,453	$69,915,764

See Accompanying Notes.
(1) See Footnote 1	28

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA PineBridge Inflation Opportunities Service Class	TA ProFunds UltraBear Service Class (OAM)	TA Rothschild & Co Large Cap Value Service Class	TA S&P 500 Index Service Class	TA Small/Mid Cap Value Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$16,265,210	$453,736	$866,163	$34,204,134	$2,957,163

Investment Income:
Reinvested Dividends	246,617	1,898	8,882	322,768	28,359
Investment Expense:
Mortality and Expense Risk and Administrative Charges	233,030	9,444	15,660	617,559	32,281

Net Investment Income (Loss)	13,587	(7,546)	(6,778)	(294,791)	(3,922)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	28,285	149,623	98,816
Realized Gain (Loss) on Investments	62,280	(693,340)	(45,151)	587,915	3,884

Net Realized Capital Gains (Losses) on Investments	62,280	(693,340)	(16,866)	737,538	102,700
Net Change in Unrealized Appreciation (Depreciation)	1,042,759	(86,929)	307,426	8,057,104	(34,759)

Net Gain (Loss) on Investment	1,105,039	(780,269)	290,560	8,794,642	67,941

Net Increase (Decrease) in Net Assets Resulting from Operations	1,118,626	(787,815)	283,782	8,499,851	64,019

Increase (Decrease) in Net Assets from Contract Transactions	6,054	687,947	1,017,842	15,057,315	(214,662)

Total Increase (Decrease) in Net Assets	1,124,680	(99,868)	1,301,624	23,557,166	(150,643)

Net Assets as of December 31, 2020:	$17,389,890	$353,868	$2,167,787	$57,761,300	$2,806,520

Investment Income:
Reinvested Dividends	202,247	-	19,611	585,678	21,575
Investment Expense:
Mortality and Expense Risk and Administrative Charges	245,000	4,696	31,130	990,365	44,987

Net Investment Income (Loss)	(42,753)	(4,696)	(11,519)	(404,687)	(23,412)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	73,111	1,276,855	-
Realized Gain (Loss) on Investments	293,123	(354,112)	201,842	5,778,762	18,544

Net Realized Capital Gains (Losses) on Investments	293,123	(354,112)	274,953	7,055,617	18,544
Net Change in Unrealized Appreciation (Depreciation)	146,861	168,445	378,818	9,802,758	742,693

Net Gain (Loss) on Investment	439,984	(185,667)	653,771	16,858,375	761,237

Net Increase (Decrease) in Net Assets Resulting from Operations	397,231	(190,363)	642,252	16,453,688	737,825

Increase (Decrease) in Net Assets from Contract Transactions	473,011	9,621	233,507	2,516,563	(41,544)

Total Increase (Decrease) in Net Assets	870,242	(180,742)	875,759	18,970,251	696,281

Net Assets as of December 31, 2021:	$18,260,132	$173,126	$3,043,546	$76,731,551	$3,502,801

See Accompanying Notes.
(1) See Footnote 1	29

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class	TA TS&W International Equity Initial Class	TA TS&W International Equity Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$16,559,758	$179,389	$42,539,360	$680,785	$4,022,769

Investment Income:
Reinvested Dividends	119,938	-	-	16,933	100,040
Investment Expense:
Mortality and Expense Risk and Administrative Charges	170,360	1,944	563,076	7,183	49,808
Net Investment Income (Loss)	(50,422)	(1,944)	(563,076)	9,750	50,232

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	522,199	8,091	3,009,988	-	-
Realized Gain (Loss) on Investments	(2,779,340)	18,284	130,524	10,807	(169,292)
Net Realized Capital Gains (Losses) on Investments	(2,257,141)	26,375	3,140,512	10,807	(169,292)
Net Change in Unrealized Appreciation (Depreciation)	1,473,184	773	5,905,364	2,623	283,283
Net Gain (Loss) on Investment	(783,957)	27,148	9,045,876	13,430	113,991

Net Increase (Decrease) in Net Assets Resulting from Operations	(834,379)	25,204	8,482,800	23,180	164,223

Increase (Decrease) in Net Assets from Contract Transactions	(1,117,210)	(63,379)	(318,603)	(95,136)	1,668,255

Total Increase (Decrease) in Net Assets	(1,951,589)	(38,175)	8,164,197	(71,956)	1,832,478

Net Assets as of December 31, 2020:	$14,608,169	$141,214	$50,703,557	$608,829	$5,855,247

Investment Income:
Reinvested Dividends	80,856	-	-	12,038	134,782
Investment Expense:
Mortality and Expense Risk and Administrative Charges	223,133	1,916	700,127	8,794	104,209
Net Investment Income (Loss)	(142,277)	(1,916)	(700,127)	3,244	30,573

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	14,773	5,386,857	-	-
Realized Gain (Loss) on Investments	641,795	3,117	3,505,028	11,907	107,508
Net Realized Capital Gains (Losses) on Investments	641,795	17,890	8,891,885	11,907	107,508
Net Change in Unrealized Appreciation (Depreciation)	3,259,169	(1,934)	(3,446,552)	56,635	591,849
Net Gain (Loss) on Investment	3,900,964	15,956	5,445,333	68,542	699,357

Net Increase (Decrease) in Net Assets Resulting from Operations	3,758,687	14,040	4,745,206	71,786	729,930

Increase (Decrease) in Net Assets from Contract Transactions	(1,369,090)	(8,612)	(4,237,521)	(46,554)	1,851,656

Total Increase (Decrease) in Net Assets	2,389,597	5,428	507,685	25,232	2,581,586

Net Assets as of December 31, 2021:	$16,997,766	$146,642	$51,211,242	$634,061	$8,436,833

See Accompanying Notes.
(1) See Footnote 1	30

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA WMC US Growth Initial Class	TA WMC US Growth Service Class	Vanguard® Balanced	Vanguard® Capital Growth	Vanguard® Conservative Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$5,281,265	$36,887,190	$-	$-	$-

Investment Income:
Reinvested Dividends	5,345	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	69,812	571,534	-	-	-
Net Investment Income (Loss)	(64,467)	(571,534)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	389,125	3,234,123	-	-	-
Realized Gain (Loss) on Investments	249,333	3,198,166	-	-	-
Net Realized Capital Gains (Losses) on Investments	638,458	6,432,289	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	990,357	6,410,967	-	-	-
Net Gain (Loss) on Investment	1,628,815	12,843,256	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,564,348	12,271,722	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(880,950)	(495,130)	-	-	-

Total Increase (Decrease) in Net Assets	683,398	11,776,592	-	-	-

Net Assets as of December 31, 2020:	$5,964,663	$48,663,782	$-	$-	$-

Investment Income:
Reinvested Dividends	4,410	-	16,120	-	4,091
Investment Expense:
Mortality and Expense Risk and Administrative Charges	82,311	663,047	17,491	-	6,306
Net Investment Income (Loss)	(77,901)	(663,047)	(1,371)	-	(2,215)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	815,105	7,073,321	44,736	-	9,128
Realized Gain (Loss) on Investments	511,775	6,436,100	1,270	-	(66)
Net Realized Capital Gains (Losses) on Investments	1,326,880	13,509,421	46,006	-	9,062
Net Change in Unrealized Appreciation (Depreciation)	(239,470)	(4,611,603)	116,958	-	8,977
Net Gain (Loss) on Investment	1,087,410	8,897,818	162,964	-	18,039

Net Increase (Decrease) in Net Assets Resulting from Operations	1,009,509	8,234,771	161,593	-	15,824

Increase (Decrease) in Net Assets from Contract Transactions	(927,327)	(7,793,757)	1,822,556	-	511,726

Total Increase (Decrease) in Net Assets	82,182	441,014	1,984,149	-	527,550

Net Assets as of December 31, 2021:	$6,046,845	$49,104,796	$1,984,149	$-	$527,550

See Accompanying Notes.
(1) See Footnote 1	31

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Vanguard® Diversified Value	Vanguard® Equity Income	Vanguard® Equity Index	Vanguard® Global Bond Index	Vanguard® Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-
Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-
Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2021:	$-	$-	$-	$-	$-

See Accompanying Notes.
(1) See Footnote 1	32

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Vanguard® High Yield Bond	Vanguard® International	Vanguard® Mid-Cap Index	Vanguard® Moderate Allocation	Vanguard® Money Market
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$-	$-	$689,112	$-	$-

Investment Income:
Reinvested Dividends	-	-	9,784	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	7,409	-	-
Net Investment Income (Loss)	-	-	2,375	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	36,634	-	-
Realized Gain (Loss) on Investments	-	-	(1,836)	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	34,798	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	74,679	-	-
Net Gain (Loss) on Investment	-	-	109,477	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	111,852	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(14,267)	-	-

Total Increase (Decrease) in Net Assets	-	-	97,585	-	-

Net Assets as of December 31, 2020:	$-	$-	$786,697	$-	$-

Investment Income:
Reinvested Dividends	-	927	11,330	4,372	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	3,851	15,850	7,507	-
Net Investment Income (Loss)	-	(2,924)	(4,520)	(3,135)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	23,313	67,618	10,594	-
Realized Gain (Loss) on Investments	-	(676)	4,427	9	-
Net Realized Capital Gains (Losses) on Investments	-	22,637	72,045	10,603	-
Net Change in Unrealized Appreciation (Depreciation)	-	(49,570)	161,893	19,677	-
Net Gain (Loss) on Investment	-	(26,933)	233,938	30,280	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(29,857)	229,418	27,145	-

Increase (Decrease) in Net Assets from Contract Transactions	-	348,633	523,107	838,763	-

Total Increase (Decrease) in Net Assets	-	318,776	752,525	865,908	-

Net Assets as of December 31, 2021:	$-	$318,776	$1,539,222	$865,908	$-

See Accompanying Notes.
(1) See Footnote 1	33

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade	Vanguard® Total Bond Market Index	Vanguard® Total International Stock Market Index	Vanguard® Total Stock Market Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$285,300	$824,640	$782,393	$-	$-

Investment Income:
Reinvested Dividends	6,516	21,327	19,867	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,944	9,507	9,773	-	-
Net Investment Income (Loss)	3,572	11,820	10,094	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,098	-	-	-	-
Realized Gain (Loss) on Investments	(849)	2,019	495	-	-
Net Realized Capital Gains (Losses) on Investments	3,249	2,019	495	-	-
Net Change in Unrealized Appreciation (Depreciation)	(24,048)	20,749	38,498	-	-
Net Gain (Loss) on Investment	(20,799)	22,768	38,993	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,227)	34,588	49,087	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(2,536)	(18,845)	(4,679)	-	-

Total Increase (Decrease) in Net Assets	(19,763)	15,743	44,408	-	-

Net Assets as of December 31, 2020:	$265,537	$840,383	$826,801	$-	$-

Investment Income:
Reinvested Dividends	468	2,898	69	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	339	1,637	536	-	-
Net Investment Income (Loss)	129	1,261	(467)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	619	712	28	-	-
Realized Gain (Loss) on Investments	(19,544)	19,194	32,713	-	-
Net Realized Capital Gains (Losses) on Investments	(18,925)	19,906	32,741	-	-
Net Change in Unrealized Appreciation (Depreciation)	24,601	(23,402)	(38,637)	-	-
Net Gain (Loss) on Investment	5,676	(3,496)	(5,896)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	5,805	(2,235)	(6,363)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(243,920)	(705,813)	(817,142)	-	-

Total Increase (Decrease) in Net Assets	(238,115)	(708,048)	(823,505)	-	-

Net Assets as of December 31, 2021:	$27,422	$132,335	$3,296	$-	$-

See Accompanying Notes.
(1) See Footnote 1	34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Voya Global Perspectives Class S Shares	Voya Large Cap Value Class S Shares	Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Moderate Class S Shares	Wanger International
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-
Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2020:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-
Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2021:	$-	$-	$-	$-	$-

See Accompanying Notes.
(1) See Footnote 1	35

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

Wanger USA
Subaccount

Net Assets as of December 31, 2019:	$-

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-
Net Investment Income (Loss)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	-
Net Realized Capital Gains (Losses) on Investments	-
Net Change in Unrealized Appreciation (Depreciation)	-
Net Gain (Loss) on Investment	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2020:	$-

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-
Net Investment Income (Loss)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	-
Net Realized Capital Gains (Losses) on Investments	-
Net Change in Unrealized Appreciation (Depreciation)	-
Net Gain (Loss) on Investment	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2021:	$-

See Accompanying Notes.
(1) See Footnote 1	36

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

1. Organization

Separate Account VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM NY Variable Annuity, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Income EliteSM II, Transamerica Advisor Elite II, Transamerica Variable Annuity O-Share, Transamerica LibertySM NY Variable Annuity, Transamerica AxiomSM NY Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Income EliteSM Variable Annuity, Transamerica Annuity I-Share, Transamerica InspireSM Variable Annuity, Transamerica Advisory Annuity, Transamerica AxiomSM III Variable Annuity, Transamerica PrincipiumSM IV Variable Annuity, and Transamerica I-Share II Variable Annuity.

TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Asset Allocation Class 4 Shares	American Funds - Asset Allocation Class 4 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth Class 4 Shares	American Funds - Growth Class 4 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - Growth-Income Class 4 Shares	American Funds - Growth-Income Class 4 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - International Class 4 Shares	American Funds - International Class 4 Shares
American Funds - New World Class 4 Shares	American Funds - New World Class 4 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
American Funds - The Bond Fund of America Class 4 Shares	American Funds - The Bond Fund of America Class 4 Shares
DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.
DFA VA Equity Allocation	DFA VA Equity Allocation Portfolio
DFA VA Global Bond	DFA VA Global Bond Portfolio
DFA VA Global Moderate Allocation	DFA VA Global Moderate Allocation Portfolio
DFA VA International Small	DFA VA International Small Portfolio
DFA VA International Value	DFA VA International Value Portfolio
DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio

37

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Consumer Staples Initial Class	Fidelity® VIP Consumer Staples Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Energy Service Class 2	Fidelity® VIP Energy Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Health Care Service Class 2	Fidelity® VIP Health Care Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Technology Initial Class	Fidelity® VIP Technology Initial Class
Fidelity® VIP Utilities Initial Class	Fidelity® VIP Utilities Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
JPMorgan Insurance Trust	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1 Shares	JPMorgan Insurance Trust Core Bond Class 1 Shares
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	JPMorgan Insurance Trust Small Cap Core Class 1 Shares
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	JPMorgan Insurance Trust U.S. Equity Class 1 Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class

38

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 100 Service Class	Transamerica BlackRock iShares Edge 100 VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Edge 50 Service Class	Transamerica BlackRock iShares Edge 50 VP Service Class
TA BlackRock iShares Edge 75 Service Class	Transamerica BlackRock iShares Edge 75 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs 70/30 Service Class	Transamerica Goldman Sachs 70/30 VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class

39

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Service Class
TA MSCI EAFE Index Service Class	Transamerica MSCI EAFE Index VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA Rothschild & Co Large Cap Value Service Class	Transamerica Rothschild & Co Large Cap Value VP Service Class
TA S&P 500 Index Service Class	Transamerica S&P 500 Index VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio

40

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
American Funds - Asset Allocation Class 4 Shares	May 1, 2020
American Funds - Growth Class 4 Shares	May 1, 2020
American Funds - Growth-Income Class 4 Shares	May 1, 2020
American Funds - International Class 4 Shares	May 1, 2020
American Funds - New World Class 4 Shares	May 1, 2020
American Funds - The Bond Fund of America Class 4 Shares	May 1, 2020
Fidelity® VIP Consumer Staples Initial Class	May 1, 2020
Fidelity® VIP Energy Service Class 2	May 1, 2020
Fidelity® VIP Health Care Service Class 2	May 1, 2020
Fidelity® VIP Technology Initial Class	May 1, 2020
Fidelity® VIP Utilities Initial Class	May 1, 2020
TA Goldman Sachs 70/30 Service Class	May 1, 2020
DFA VA Equity Allocation	December 23, 2019
DFA VA Global Bond	December 23, 2019
DFA VA Global Moderate Allocation	December 23, 2019
DFA VA International Small	December 23, 2019
DFA VA International Value	December 23, 2019
DFA VA Short-Term Fixed	December 23, 2019
DFA VA U.S. Large Value	December 23, 2019
DFA VA U.S. Targeted Value	December 23, 2019
Vanguard® Balanced	December 23, 2019
Vanguard® Capital Growth	December 23, 2019
Vanguard® Conservative Allocation	December 23, 2019
Vanguard® Diversified Value	December 23, 2019
Vanguard® Equity Income	December 23, 2019
Vanguard® Global Bond Index	December 23, 2019
Vanguard® Growth	December 23, 2019
Vanguard® High Yield Bond	December 23, 2019

41

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
Vanguard® Moderate Allocation	December 23, 2019
Vanguard® Money Market	December 23, 2019
Vanguard® Total International Stock Market Index	December 23, 2019
Vanguard® Total Stock Market Index	December 23, 2019
TA 60/40 Allocation Service Class	May 1, 2018
TA Rothschild & Co Large Cap Value Service Class	May 1, 2018
TA Madison Diversified Income Service Class	June 1, 2017
TA MSCI EAFE Index Service Class	May 1, 2017
TA S&P 500 Index Service Class	May 1, 2017

The following subaccount name changes were made effective during the fiscal year ended December 31, 2021:
Subaccount	Formerly
American Funds - The Bond Fund of America Class 2 Shares	American Funds - Bond Class 2 Shares
American Funds - The Bond Fund of America Class 4 Shares	American Funds - Bond Class 4 Shares
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	TA QS Investors Active Asset Allocation - Conservative Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	TA QS Investors Active Asset Allocation - Moderate Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	TA Legg Mason Dynamic Allocation - Balanced Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	TA Legg Mason Dynamic Allocation - Growth Service Class
TA International Focus Initial Class	TA International Growth Initial Class
TA International Focus Service Class	TA International Growth Service Class

42

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

43

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$524,512	$1,261,030
AB Growth and Income Class B Shares	14,057,122	9,795,849
AB Large Cap Growth Class B Shares	27,036	55,076
American Funds - Asset Allocation Class 2 Shares	4,317,687	14,767,417
American Funds - Asset Allocation Class 4 Shares	1,040,303	398,597
American Funds - Growth Class 2 Shares	17,899,305	22,833,541
American Funds - Growth Class 4 Shares	6,911,992	385,121
American Funds - Growth-Income Class 2 Shares	3,580,844	14,722,142
American Funds - Growth-Income Class 4 Shares	1,560,487	171,384
American Funds - International Class 2 Shares	7,976,112	9,032,863
American Funds - International Class 4 Shares	1,350,402	144,393
American Funds - New World Class 4 Shares	427,789	21,468
American Funds - The Bond Fund of America Class 2 Shares	4,451,527	4,860,259
American Funds - The Bond Fund of America Class 4 Shares	1,468,334	323,203
DFA VA Equity Allocation	-	-
DFA VA Global Bond	361,210	208,519
DFA VA Global Moderate Allocation	-	-
DFA VA International Small	-	-
DFA VA International Value	-	-
DFA VA Short-Term Fixed	-	-
DFA VA U.S. Large Value	-	-
DFA VA U.S. Targeted Value	-	-
Fidelity® VIP Balanced Service Class 2	8,969,784	10,241,430
Fidelity® VIP Consumer Staples Initial Class	144,557	9,465
Fidelity® VIP Contrafund® Initial Class	-	-
Fidelity® VIP Contrafund® Service Class 2	22,664,751	17,870,780
Fidelity® VIP Energy Service Class 2	98,573	13,367
Fidelity® VIP Equity-Income Service Class 2	61,355	57,128
Fidelity® VIP Growth Service Class 2	263,011	567,286
Fidelity® VIP Growth Opportunities Service Class 2	479	284
Fidelity® VIP Health Care Service Class 2	501,661	10,542
Fidelity® VIP Mid Cap Initial Class	-	-
Fidelity® VIP Mid Cap Service Class 2	9,879,254	8,027,441
Fidelity® VIP Technology Initial Class	934,105	38,086
Fidelity® VIP Utilities Initial Class	125,846	4,414
Fidelity® VIP Value Strategies Initial Class	1,932	6,973

44

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
Fidelity® VIP Value Strategies Service Class 2	$3,498,000	$3,073,846
Franklin Allocation Class 4 Shares	52,995	648,503
Franklin Income Class 2 Shares	112,044	522,572
Franklin Mutual Shares Class 2 Shares	10,679	111,505
Franklin Templeton Foreign Class 2 Shares	36,898	234,426
Invesco V.I. American Franchise Series II Shares	21,950	15,567
Janus Henderson - Enterprise Service Shares	26,659	229,939
Janus Henderson - Global Research Service Shares	17,675	99,223
Janus Henderson - Mid Cap Value Service Shares	8	133
JPMorgan Insurance Trust Core Bond Class 1 Shares	9,772	64,721
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	13,702	25,112
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	40	1,351
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	6,575	13,190
MFS® New Discovery Service Class	335,918	752,492
MFS® Total Return Service Class	59,611	178,914
State Street Total Return V.I.S. Class 3 Shares	1,022,436	562,501
TA 60/40 Allocation Service Class	425,300	90,071
TA Aegon High Yield Bond Initial Class	4,481	6,480
TA Aegon High Yield Bond Service Class	2,391,278	2,187,323
TA Aegon Sustainable Equity Income Initial Class	61,173	199,925
TA Aegon Sustainable Equity Income Service Class	6,688,675	9,258,806
TA Aegon U.S. Government Securities Initial Class	35,227	7,768
TA Aegon U.S. Government Securities Service Class	13,502,730	23,409,253
TA American Funds Managed Risk - Balanced Service Class	4,101,810	13,852,039
TA BlackRock Global Real Estate Securities Initial Class	152,764	3,078
TA BlackRock Global Real Estate Securities Service Class	678,794	1,214,846
TA BlackRock Government Money Market Initial Class	5,462	20,935
TA BlackRock Government Money Market Service Class	35,530,299	47,690,698
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	681,535	3,805,472
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	3,965,035	13,327,800
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	1,154,811	8,007,936
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	8,623,537	11,456,005
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	5,028,731	9,067,083
TA BlackRock iShares Edge 100 Service Class	1,850,339	690,255
TA BlackRock iShares Edge 40 Initial Class	2,975	1,324
TA BlackRock iShares Edge 40 Service Class	3,684,028	3,275,076

45

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
TA BlackRock iShares Edge 50 Service Class	$8,508,428	$5,930,047
TA BlackRock iShares Edge 75 Service Class	7,412,451	2,945,568
TA BlackRock Tactical Allocation Service Class	7,817,740	15,957,064
TA Goldman Sachs 70/30 Service Class	506,907	11,541
TA International Focus Initial Class	21,908	10,652
TA International Focus Service Class	1,588,995	1,938,747
TA Janus Balanced Service Class	14,479,946	17,397,568
TA Janus Mid-Cap Growth Initial Class	3,406	433
TA Janus Mid-Cap Growth Service Class	8,760,626	7,919,113
TA JPMorgan Asset Allocation - Conservative Initial Class	1,040	364
TA JPMorgan Asset Allocation - Conservative Service Class	4,686,278	9,651,219
TA JPMorgan Asset Allocation - Growth Initial Class	4,408	789
TA JPMorgan Asset Allocation - Growth Service Class	2,996,674	5,703,236
TA JPMorgan Asset Allocation - Moderate Initial Class	11,217	6,145
TA JPMorgan Asset Allocation - Moderate Service Class	25,032,913	44,559,331
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	2,772	900
TA JPMorgan Asset Allocation - Moderate Growth Service Class	21,571,639	32,036,365
TA JPMorgan Core Bond Service Class	11,831,126	8,247,528
TA JPMorgan Enhanced Index Initial Class	116,623	40,275
TA JPMorgan Enhanced Index Service Class	2,023,966	3,280,166
TA JPMorgan International Moderate Growth Service Class	2,093,566	8,210,196
TA JPMorgan Mid Cap Value Service Class	3,168,976	6,503,497
TA JPMorgan Tactical Allocation Service Class	27,235,985	9,873,156
TA Madison Diversified Income Service Class	783,340	815,636
TA Managed Risk - Balanced ETF Service Class	27,644,279	67,690,595
TA Managed Risk - Conservative ETF Service Class	6,097,829	9,547,252
TA Managed Risk - Growth ETF Service Class	23,563,053	57,123,267
TA Market Participation Strategy Service Class	4,451,418	8,008,075
TA Morgan Stanley Capital Growth Initial Class	958,939	209,655
TA Morgan Stanley Capital Growth Service Class	35,357,937	19,508,273
TA Morgan Stanley Global Allocation Service Class	8,900,448	12,077,835
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	1,519,281	1,294,869
TA MSCI EAFE Index Service Class	1,118,297	496,604
TA Multi-Managed Balanced Initial Class	2,880	611
TA Multi-Managed Balanced Service Class	13,546,572	27,664,239
TA PIMCO Tactical - Balanced Service Class	4,880,286	6,199,668

46

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
TA PIMCO Tactical - Conservative Service Class	$2,663,061	$4,675,447
TA PIMCO Tactical - Growth Service Class	3,327,120	5,086,205
TA PIMCO Total Return Initial Class	20,221	20,813
TA PIMCO Total Return Service Class	16,596,271	13,462,224
TA PineBridge Inflation Opportunities Service Class	4,207,384	3,777,146
TA ProFunds UltraBear Service Class (OAM)	338,796	206,026
TA Rothschild & Co Large Cap Value Service Class	1,126,721	831,623
TA S&P 500 Index Service Class	21,138,109	17,749,394
TA Small/Mid Cap Value Initial Class	28,618	93,576
TA Small/Mid Cap Value Service Class	2,522,688	4,034,062
TA T. Rowe Price Small Cap Initial Class	14,934	10,686
TA T. Rowe Price Small Cap Service Class	16,348,803	15,899,593
TA TS&W International Equity Initial Class	12,044	55,358
TA TS&W International Equity Service Class	2,506,934	624,703
TA WMC US Growth Initial Class	834,194	1,024,317
TA WMC US Growth Service Class	16,352,354	17,735,816
Vanguard® Balanced	1,989,343	123,423
Vanguard® Capital Growth	-	-
Vanguard® Conservative Allocation	526,215	7,576
Vanguard® Diversified Value	-	-
Vanguard® Equity Income	-	-
Vanguard® Equity Index	-	-
Vanguard® Global Bond Index	-	-
Vanguard® Growth	-	-
Vanguard® High Yield Bond	-	-
Vanguard® International	375,387	6,365
Vanguard® Mid-Cap Index	620,737	34,530
Vanguard® Moderate Allocation	857,028	10,806
Vanguard® Money Market	-	-
Vanguard® Real Estate Index	1,087	244,260
Vanguard® Short-Term Investment Grade	3,610	707,450
Vanguard® Total Bond Market Index	97	817,678
Vanguard® Total International Stock Market Index	-	-
Vanguard® Total Stock Market Index	-	-
Voya Global Perspectives Class S Shares	-	-
Voya Large Cap Value Class S Shares	-	-

47

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
Voya Strategic Allocation Conservative Class S Shares	$-	$-
Voya Strategic Allocation Moderate Class S Shares	-	-
Wanger International	-	-
Wanger USA	-	-

48

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	50,892	(307,713)	(256,821)	152,673	(257,596)	(104,923)
AB Growth and Income Class B Shares	2,315,479	(2,010,831)	304,648	320,830	(1,125,592)	(804,762)
AB Large Cap Growth Class B Shares	-	(9,617)	(9,617)	-	(35,109)	(35,109)
American Funds - Asset Allocation Class 2 Shares	143,667	(1,462,933)	(1,319,266)	780,498	(2,166,569)	(1,386,071)
American Funds - Asset Allocation Class 4 Shares	80,506	(31,455)	49,051	-	-	-
American Funds - Growth Class 2 Shares	157,776	(1,068,936)	(911,160)	1,208,148	(1,533,508)	(325,360)
American Funds - Growth Class 4 Shares	393,345	(21,072)	372,273	6,574	(135)	6,439
American Funds - Growth-Income Class 2 Shares	160,620	(718,046)	(557,426)	572,713	(686,710)	(113,997)
American Funds - Growth-Income Class 4 Shares	108,816	(11,426)	97,390	2,506	(1)	2,505
American Funds - International Class 2 Shares	2,250,272	(3,674,972)	(1,424,700)	1,112,087	(4,302,732)	(3,190,645)
American Funds - International Class 4 Shares	93,433	(9,918)	83,515	-	-	-
American Funds - New World Class 4 Shares	27,792	(1,271)	26,521	-	-	-
American Funds - The Bond Fund of America Class 2 Shares	463,822	(857,346)	(393,524)	1,066,027	(946,913)	119,114
American Funds - The Bond Fund of America Class 4 Shares	139,999	(30,836)	109,163	-	-	-
DFA VA Equity Allocation	-	-	-	-	-	-
DFA VA Global Bond	36,001	(20,641)	15,360	-	-	-
DFA VA Global Moderate Allocation	-	-	-	-	-	-
DFA VA International Small	-	-	-	-	-	-
DFA VA International Value	-	-	-	-	-	-
DFA VA Short-Term Fixed	-	-	-	-	-	-
DFA VA U.S. Large Value	-	-	-	-	-	-
DFA VA U.S. Targeted Value	-	-	-	-	-	-
Fidelity® VIP Balanced Service Class 2	292,453	(1,288,207)	(995,754)	673,529	(1,313,656)	(640,127)
Fidelity® VIP Consumer Staples Initial Class	10,707	(673)	10,034	-	-	-
Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-
Fidelity® VIP Contrafund® Service Class 2	1,162,794	(1,800,161)	(637,367)	857,998	(1,793,582)	(935,584)
Fidelity® VIP Energy Service Class 2	5,975	(759)	5,216	-	-	-

49

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP Equity-Income Service Class 2	-	(17,670)	(17,670)	2	(60,350)	(60,348)
Fidelity® VIP Growth Service Class 2	-	(89,245)	(89,245)	-	(61,089)	(61,089)
Fidelity® VIP Growth Opportunities Service Class 2	-	(45)	(45)	-	(45)	(45)
Fidelity® VIP Health Care Service Class 2	39,573	(691)	38,882	-	-	-
Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-
Fidelity® VIP Mid Cap Service Class 2	240,401	(538,738)	(298,337)	670,846	(805,672)	(134,826)
Fidelity® VIP Technology Initial Class	50,001	(1,703)	48,298	-	-	-
Fidelity® VIP Utilities Initial Class	10,361	(270)	10,091	-	-	-
Fidelity® VIP Value Strategies Initial Class	-	(308)	(308)	-	(391)	(391)
Fidelity® VIP Value Strategies Service Class 2	155,337	(271,462)	(116,125)	351,345	(658,161)	(306,816)
Franklin Allocation Class 4 Shares	9,278	(246,952)	(237,674)	12,949	(171,915)	(158,966)
Franklin Income Class 2 Shares	19,034	(291,344)	(272,310)	-	(293,445)	(293,445)
Franklin Mutual Shares Class 2 Shares	-	(61,918)	(61,918)	-	(86,141)	(86,141)
Franklin Templeton Foreign Class 2 Shares	19,569	(207,812)	(188,243)	9,203	(181,374)	(172,171)
Invesco V.I. American Franchise Series II Shares	-	(3,545)	(3,545)	-	(15,499)	(15,499)
Janus Henderson - Enterprise Service Shares	-	(36,746)	(36,746)	-	(5,262)	(5,262)
Janus Henderson - Global Research Service Shares	-	(37,671)	(37,671)	-	(38,714)	(38,714)
Janus Henderson - Mid Cap Value Service Shares	-	(35)	(35)	-	(35)	(35)
JPMorgan Insurance Trust Core Bond Class 1 Shares	-	(42,727)	(42,727)	1	(77,034)	(77,033)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	-	(4,752)	(4,752)	-	-	-
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	-	(274)	(274)	-	(34)	(34)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	-	(2,087)	(2,087)	-	(334)	(334)
MFS® New Discovery Service Class	-	(125,568)	(125,568)	5,056	(105,076)	(100,020)
MFS® Total Return Service Class	-	(67,174)	(67,174)	2	(74,356)	(74,354)
State Street Total Return V.I.S. Class 3 Shares	78,798	(152,217)	(73,419)	124,988	(292,221)	(167,233)
TA 60/40 Allocation Service Class	26,629	(5,086)	21,543	38,209	(5,384)	32,825
TA Aegon High Yield Bond Initial Class	201	(548)	(347)	215	(2,257)	(2,042)

50

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Aegon High Yield Bond Service Class	181,062	(371,827)	(190,765)	188,460	(383,490)	(195,030)
TA Aegon Sustainable Equity Income Initial Class	26	(54,158)	(54,132)	5,926	(161,785)	(155,859)
TA Aegon Sustainable Equity Income Service Class	1,514,411	(2,438,799)	(924,388)	575,894	(1,034,044)	(458,150)
TA Aegon U.S. Government Securities Initial Class	4,634	(1,794)	2,840	51,351	(12,032)	39,319
TA Aegon U.S. Government Securities Service Class	1,363,502	(3,035,675)	(1,672,173)	12,293,105	(13,655,000)	(1,361,895)
TA American Funds Managed Risk - Balanced Service Class	260,190	(960,621)	(700,431)	1,097,612	(892,709)	204,903
TA BlackRock Global Real Estate Securities Initial Class	42,253	(445)	41,808	-	(248)	(248)
TA BlackRock Global Real Estate Securities Service Class	76,561	(270,944)	(194,383)	299,177	(376,270)	(77,093)
TA BlackRock Government Money Market Initial Class	4,255	(12,343)	(8,088)	326,072	(181,937)	144,135
TA BlackRock Government Money Market Service Class	7,697,508	(15,137,874)	(7,440,366)	23,842,908	(15,751,868)	8,091,040
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	31,330	(759,284)	(727,954)	81,850	(925,382)	(843,532)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	567,495	(2,996,675)	(2,429,180)	421,129	(2,973,277)	(2,552,148)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	285,538	(1,471,465)	(1,185,927)	428,241	(2,029,476)	(1,601,235)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	184,731	(1,620,552)	(1,435,821)	398,336	(1,744,629)	(1,346,293)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	137,918	(1,364,115)	(1,226,197)	294,041	(2,031,344)	(1,737,303)
TA BlackRock iShares Edge 100 Service Class	46,257	(23,183)	23,074	121,269	(71,218)	50,051
TA BlackRock iShares Edge 40 Initial Class	280	(212)	68	415	(2,319)	(1,904)
TA BlackRock iShares Edge 40 Service Class	362,383	(899,525)	(537,142)	714,064	(789,927)	(75,863)
TA BlackRock iShares Edge 50 Service Class	539,687	(387,915)	151,772	1,287,697	(438,982)	848,715
TA BlackRock iShares Edge 75 Service Class	414,757	(166,082)	248,675	684,286	(274,754)	409,532
TA BlackRock Tactical Allocation Service Class	524,440	(3,256,865)	(2,732,425)	388,240	(3,791,337)	(3,403,097)
TA Goldman Sachs 70/30 Service Class	38,914	(437)	38,477	-	-	-
TA International Focus Initial Class	1,123	(4,133)	(3,010)	-	(5,730)	(5,730)
TA International Focus Service Class	137,372	(338,376)	(201,004)	190,994	(391,195)	(200,201)
TA Janus Balanced Service Class	881,310	(1,969,448)	(1,088,138)	734,209	(2,854,157)	(2,119,948)
TA Janus Mid-Cap Growth Initial Class	-	(82)	(82)	-	(82)	(82)

51

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Janus Mid-Cap Growth Service Class	804,624	(1,502,435)	(697,811)	352,545	(745,445)	(392,900)
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	11,768	-	11,768
TA JPMorgan Asset Allocation - Conservative Service Class	527,680	(2,075,555)	(1,547,875)	2,082,104	(3,828,246)	(1,746,142)
TA JPMorgan Asset Allocation - Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Growth Service Class	97,904	(330,107)	(232,203)	477,604	(271,809)	205,795
TA JPMorgan Asset Allocation - Moderate Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Moderate Service Class	1,794,560	(8,542,685)	(6,748,125)	2,526,540	(9,601,175)	(7,074,635)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	(25)	(25)	-	(30)	(30)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	1,364,911	(5,353,043)	(3,988,132)	807,231	(5,552,576)	(4,745,345)
TA JPMorgan Core Bond Service Class	3,004,350	(3,591,055)	(586,705)	1,286,728	(2,130,069)	(843,341)
TA JPMorgan Enhanced Index Initial Class	1,065	(4,502)	(3,437)	3,138	(24,669)	(21,531)
TA JPMorgan Enhanced Index Service Class	42,605	(172,468)	(129,863)	184,600	(133,852)	50,748
TA JPMorgan International Moderate Growth Service Class	488,272	(1,904,326)	(1,416,054)	433,885	(2,623,804)	(2,189,919)
TA JPMorgan Mid Cap Value Service Class	275,666	(523,891)	(248,225)	538,365	(597,090)	(58,725)
TA JPMorgan Tactical Allocation Service Class	1,626,948	(1,626,149)	799	404,034	(1,861,520)	(1,457,486)
TA Madison Diversified Income Service Class	42,550	(54,076)	(11,526)	143,506	(105,360)	38,146
TA Managed Risk - Balanced ETF Service Class	703,862	(10,983,284)	(10,279,422)	1,177,191	(11,817,145)	(10,639,954)
TA Managed Risk - Conservative ETF Service Class	719,122	(2,728,176)	(2,009,054)	348,275	(3,249,162)	(2,900,887)
TA Managed Risk - Growth ETF Service Class	1,061,397	(11,923,572)	(10,862,175)	1,507,096	(11,923,587)	(10,416,491)
TA Market Participation Strategy Service Class	138,590	(1,527,877)	(1,389,287)	381,123	(1,171,202)	(790,079)
TA Morgan Stanley Capital Growth Initial Class	-	(16,188)	(16,188)	4,864	(104,827)	(99,963)
TA Morgan Stanley Capital Growth Service Class	302,008	(708,616)	(406,608)	803,391	(701,267)	102,124
TA Morgan Stanley Global Allocation Service Class	537,147	(2,541,422)	(2,004,275)	824,403	(4,906,866)	(4,082,463)
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	56,708	(94,145)	(37,437)	138,970	(95,398)	43,572
TA MSCI EAFE Index Service Class	80,796	(33,578)	47,218	212,501	(103,008)	109,493
TA Multi-Managed Balanced Initial Class	-	-	-	-	-	-
TA Multi-Managed Balanced Service Class	423,771	(2,127,925)	(1,704,154)	837,244	(2,649,828)	(1,812,584)

52

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA PIMCO Tactical - Balanced Service Class	451,802	(1,203,214)	(751,412)	155,549	(1,469,423)	(1,313,874)
TA PIMCO Tactical - Conservative Service Class	132,994	(1,184,940)	(1,051,946)	339,662	(929,497)	(589,835)
TA PIMCO Tactical - Growth Service Class	64,193	(888,344)	(824,151)	262,125	(980,987)	(718,862)
TA PIMCO Total Return Initial Class	16	(9,433)	(9,417)	13,167	(8,282)	4,885
TA PIMCO Total Return Service Class	3,206,590	(5,097,783)	(1,891,193)	1,327,667	(3,957,452)	(2,629,785)
TA PineBridge Inflation Opportunities Service Class	510,404	(1,088,468)	(578,064)	370,149	(939,943)	(569,794)
TA ProFunds UltraBear Service Class (OAM)	39,728,789	(44,235,094)	(4,506,305)	99,625,270	(86,627,250)	12,998,020
TA Rothschild & Co Large Cap Value Service Class	87,402	(68,548)	18,854	198,806	(69,672)	129,134
TA S&P 500 Index Service Class	1,098,515	(916,893)	181,622	1,536,440	(395,457)	1,140,983
TA Small/Mid Cap Value Initial Class	316	(2,564)	(2,248)	201	(16,496)	(16,295)
TA Small/Mid Cap Value Service Class	260,510	(604,534)	(344,024)	638,192	(1,752,466)	(1,114,274)
TA T. Rowe Price Small Cap Initial Class	49	(1,127)	(1,078)	181	(21,663)	(21,482)
TA T. Rowe Price Small Cap Service Class	888,184	(1,805,804)	(917,620)	747,551	(1,257,169)	(509,618)
TA TS&W International Equity Initial Class	2	(4,398)	(4,396)	1,238	(42,183)	(40,945)
TA TS&W International Equity Service Class	184,026	(99,223)	84,803	300,620	(227,673)	72,947
TA WMC US Growth Initial Class	4,075	(275,958)	(271,883)	9,692	(371,704)	(362,012)
TA WMC US Growth Service Class	1,088,498	(2,244,370)	(1,155,872)	594,022	(1,137,231)	(543,209)
Vanguard® Balanced	164,008	(8,927)	155,081	-	-	-
Vanguard® Capital Growth	-	-	-	-	-	-
Vanguard® Conservative Allocation	45,991	(119)	45,872	-	-	-
Vanguard® Diversified Value	-	-	-	-	-	-
Vanguard® Equity Income	-	-	-	-	-	-
Vanguard® Equity Index	-	-	-	-	-	-
Vanguard® Global Bond Index	-	-	-	-	-	-
Vanguard® Growth	-	-	-	-	-	-
Vanguard® High Yield Bond	-	-	-	-	-	-
Vanguard® International	12,428	(93)	12,335	-	-	-

53

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Vanguard® Mid-Cap Index	21,304	(730)	20,574	-	(772)	(772)
Vanguard® Moderate Allocation	71,550	(285)	71,265	-	-	-
Vanguard® Money Market	-	-	-	-	-	-
Vanguard® Real Estate Index	-	(16,949)	(16,949)	-	(189)	(189)
Vanguard® Short-Term Investment Grade	-	(62,632)	(62,632)	8,528	(10,261)	(1,733)
Vanguard® Total Bond Market Index	—	(69,926)	(69,926)	285	(705)	(420)
Vanguard® Total International Stock Market Index	-	-	-	-	-	-
Vanguard® Total Stock Market Index	-	-	-	-	-	-
Voya Global Perspectives Class S Shares	-	-	-	-	-	-
Voya Large Cap Value Class S Shares	-	-	-	-	-	-
Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-
Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-
Wanger International	-	-	-	-	-	-
Wanger USA	-	-	-	-	-	-

54

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$393,492	$(1,175,545)	$(782,053)	$680,705	$(1,086,018)	$(405,313)
AB Growth and Income Class B Shares	13,908,153	(9,445,666)	4,462,487	3,470,413	(6,474,298)	(3,003,885)
AB Large Cap Growth Class B Shares	-	(50,017)	(50,017)	-	(146,091)	(146,091)
American Funds - Asset Allocation Class 2 Shares	1,294,121	(13,765,241)	(12,471,120)	9,418,822	(13,471,094)	(4,052,272)
American Funds - Asset Allocation Class 4 Shares	1,028,430	(395,191)	633,239	-	-	-
American Funds - Growth Class 2 Shares	4,029,043	(21,225,935)	(17,196,892)	22,194,760	(23,469,948)	(1,275,188)
American Funds - Growth Class 4 Shares	6,600,781	(348,313)	6,252,468	87,370	(1,946)	85,424
American Funds - Growth-Income Class 2 Shares	2,663,692	(13,985,750)	(11,322,058)	10,443,005	(8,464,126)	1,978,879
American Funds - Growth-Income Class 4 Shares	1,548,533	(164,519)	1,384,014	28,504	(12)	28,492
American Funds - International Class 2 Shares	7,222,720	(8,553,718)	(1,330,998)	8,058,908	(13,812,860)	(5,753,952)
American Funds - International Class 4 Shares	1,324,107	(139,566)	1,184,541	-	-	-
American Funds - New World Class 4 Shares	420,233	(19,270)	400,963	-	-	-
American Funds - The Bond Fund of America Class 2 Shares	3,347,232	(4,586,776)	(1,239,544)	7,971,411	(5,167,650)	2,803,761
American Funds - The Bond Fund of America Class 4 Shares	1,430,423	(315,529)	1,114,894	-	-	-
DFA VA Equity Allocation	-	-	-	-	-	-
DFA VA Global Bond	360,124	(205,272)	154,852	-	-	-
DFA VA Global Moderate Allocation	-	-	-	-	-	-
DFA VA International Small	-	-	-	-	-	-
DFA VA International Value	-	-	-	-	-	-
DFA VA Short-Term Fixed	-	-	-	-	-	-
DFA VA U.S. Large Value	-	-	-	-	-	-
DFA VA U.S. Targeted Value	-	-	-	-	-	-
Fidelity® VIP Balanced Service Class 2	5,140,899	(9,665,296)	(4,524,397)	8,672,706	(6,094,959)	2,577,747
Fidelity® VIP Consumer Staples Initial Class	138,838	(8,561)	130,277	-	-	-
Fidelity® VIP Contrafund® Initial Class	-	-	-	-	-	-
Fidelity® VIP Contrafund® Service Class 2	12,002,116	(16,843,935)	(4,841,819)	13,427,625	(17,391,518)	(3,963,893)
Fidelity® VIP Energy Service Class 2	97,357	(13,129)	84,228	-	-	-

55

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Equity-Income Service Class 2	$-	$(50,101)	$(50,101)	$3	$(135,639)	$(135,636)
Fidelity® VIP Growth Service Class 2	-	(548,040)	(548,040)	-	(239,531)	(239,531)
Fidelity® VIP Growth Opportunities Service Class 2	-	(202)	(202)	-	(118)	(118)
Fidelity® VIP Health Care Service Class 2	501,468	(8,906)	492,562	-	-	-
Fidelity® VIP Mid Cap Initial Class	-	-	-	-	-	-
Fidelity® VIP Mid Cap Service Class 2	4,189,540	(7,629,660)	(3,440,120)	8,289,019	(7,665,581)	623,438
Fidelity® VIP Technology Initial Class	903,944	(32,174)	871,770	-	-	-
Fidelity® VIP Utilities Initial Class	123,663	(3,297)	120,366	-	-	-
Fidelity® VIP Value Strategies Initial Class	-	(6,830)	(6,830)	-	(5,637)	(5,637)
Fidelity® VIP Value Strategies Service Class 2	2,268,239	(2,912,274)	(644,035)	3,603,450	(5,875,877)	(2,272,427)
Franklin Allocation Class 4 Shares	24,437	(618,788)	(594,351)	28,833	(363,339)	(334,506)
Franklin Income Class 2 Shares	33,155	(497,183)	(464,028)	-	(434,318)	(434,318)
Franklin Mutual Shares Class 2 Shares	-	(105,672)	(105,672)	-	(106,572)	(106,572)
Franklin Templeton Foreign Class 2 Shares	21,179	(221,735)	(200,556)	9,149	(159,159)	(150,010)
Invesco V.I. American Franchise Series II Shares	-	(12,580)	(12,580)	-	(34,969)	(34,969)
Janus Henderson - Enterprise Service Shares	-	(225,175)	(225,175)	-	(29,075)	(29,075)
Janus Henderson - Global Research Service Shares	-	(93,983)	(93,983)	-	(78,328)	(78,328)
Janus Henderson - Mid Cap Value Service Shares	-	(96)	(96)	-	(98)	(98)
JPMorgan Insurance Trust Core Bond Class 1 Shares	-	(60,625)	(60,625)	2	(109,224)	(109,222)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	-	(22,185)	(22,185)	-	-	-
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	-	(1,338)	(1,338)	-	(136)	(136)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	-	(11,485)	(11,485)	-	(1,403)	(1,403)
MFS® New Discovery Service Class	-	(722,912)	(722,912)	18,433	(488,032)	(469,599)
MFS® Total Return Service Class	-	(165,853)	(165,853)	3	(150,006)	(150,003)
State Street Total Return V.I.S. Class 3 Shares	406,832	(501,757)	(94,925)	511,849	(1,369,708)	(857,859)
TA 60/40 Allocation Service Class	351,949	(68,056)	283,893	434,838	(59,200)	375,638
TA Aegon High Yield Bond Initial Class	546	(5,609)	(5,063)	531	(10,153)	(9,622)

56

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Aegon High Yield Bond Service Class	$1,988,703	$(2,094,471)	$(105,768)	$1,371,099	$(1,470,983)	$(99,884)
TA Aegon Sustainable Equity Income Initial Class	81	(159,872)	(159,791)	15,933	(449,995)	(434,062)
TA Aegon Sustainable Equity Income Service Class	6,302,134	(8,981,807)	(2,679,673)	4,335,677	(4,581,983)	(246,306)
TA Aegon U.S. Government Securities Initial Class	10,005	(3,897)	6,108	112,416	(26,397)	86,019
TA Aegon U.S. Government Securities Service Class	11,051,828	(23,034,550)	(11,982,722)	93,441,366	(91,833,018)	1,608,348
TA American Funds Managed Risk - Balanced Service Class	3,519,267	(12,903,304)	(9,384,037)	12,406,494	(10,472,776)	1,933,718
TA BlackRock Global Real Estate Securities Initial Class	148,685	(1,613)	147,072	-	(735)	(735)
TA BlackRock Global Real Estate Securities Service Class	556,058	(1,135,617)	(579,559)	1,794,121	(2,474,287)	(680,166)
TA BlackRock Government Money Market Initial Class	5,501	(16,043)	(10,542)	429,754	(239,117)	190,637
TA BlackRock Government Money Market Service Class	35,591,787	(47,241,052)	(11,649,265)	75,256,447	(55,006,113)	20,250,334
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	168,379	(3,563,655)	(3,395,276)	669,522	(2,768,204)	(2,098,682)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	3,335,160	(12,350,479)	(9,015,319)	2,767,085	(10,232,976)	(7,465,891)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	999,386	(7,516,937)	(6,517,551)	2,142,200	(7,099,382)	(4,957,182)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	1,195,553	(10,522,482)	(9,326,929)	2,595,044	(8,070,690)	(5,475,646)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	706,412	(8,462,644)	(7,756,232)	2,114,243	(7,235,612)	(5,121,369)
TA BlackRock iShares Edge 100 Service Class	816,202	(409,032)	407,170	1,640,486	(953,101)	687,385
TA BlackRock iShares Edge 40 Initial Class	593	(455)	138	823	(4,577)	(3,754)
TA BlackRock iShares Edge 40 Service Class	2,733,003	(2,943,650)	(210,647)	5,578,838	(2,921,806)	2,657,032
TA BlackRock iShares Edge 50 Service Class	7,452,765	(5,424,750)	2,028,015	15,981,342	(5,251,990)	10,729,352
TA BlackRock iShares Edge 75 Service Class	6,354,598	(2,575,067)	3,779,531	8,460,343	(3,482,413)	4,977,930
TA BlackRock Tactical Allocation Service Class	2,381,554	(14,738,335)	(12,356,781)	4,277,263	(13,904,030)	(9,626,767)
TA Goldman Sachs 70/30 Service Class	494,235	(5,990)	488,245	-	-	-
TA International Focus Initial Class	20,409	(9,016)	11,393	-	(18,433)	(18,433)
TA International Focus Service Class	1,501,186	(1,824,498)	(323,312)	1,336,666	(1,797,757)	(461,091)

57

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Janus Balanced Service Class	$8,359,630	$(15,941,619)	$(7,581,989)	$8,169,508	$(13,090,929)	$(4,921,421)
TA Janus Mid-Cap Growth Initial Class	-	(216)	(216)	-	(185)	(185)
TA Janus Mid-Cap Growth Service Class	5,665,910	(7,624,976)	(1,959,066)	4,026,985	(4,203,788)	(176,803)
TA JPMorgan Asset Allocation - Conservative Initial Class	-	1	1	24,124	(1)	24,123
TA JPMorgan Asset Allocation - Conservative Service Class	2,400,460	(8,854,921)	(6,454,461)	4,838,338	(11,259,012)	(6,420,674)
TA JPMorgan Asset Allocation - Growth Initial Class	-	1	1	-	1	1
TA JPMorgan Asset Allocation - Growth Service Class	1,811,174	(5,488,709)	(3,677,535)	6,041,600	(2,774,291)	3,267,309
TA JPMorgan Asset Allocation - Moderate Initial Class	-	1	1	-	1	1
TA JPMorgan Asset Allocation - Moderate Service Class	17,169,323	(40,198,888)	(23,029,565)	25,473,651	(31,307,575)	(5,833,924)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	(70)	(70)	-	(71)	(71)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	12,727,429	(29,320,740)	(16,593,311)	6,892,843	(24,368,885)	(17,476,042)
TA JPMorgan Core Bond Service Class	9,354,456	(7,806,748)	1,547,708	9,140,538	(8,347,111)	793,427
TA JPMorgan Enhanced Index Initial Class	5,653	(28,928)	(23,275)	13,490	(93,926)	(80,436)
TA JPMorgan Enhanced Index Service Class	1,068,288	(3,171,267)	(2,102,979)	2,730,167	(1,418,296)	1,311,871
TA JPMorgan International Moderate Growth Service Class	1,579,178	(7,661,443)	(6,082,265)	1,940,529	(6,801,464)	(4,860,935)
TA JPMorgan Mid Cap Value Service Class	2,792,327	(6,271,804)	(3,479,477)	6,796,389	(6,946,260)	(149,871)
TA JPMorgan Tactical Allocation Service Class	19,808,654	(8,648,172)	11,160,482	3,128,055	(7,437,410)	(4,309,355)
TA Madison Diversified Income Service Class	598,110	(734,164)	(136,054)	1,438,593	(930,275)	508,318
TA Managed Risk - Balanced ETF Service Class	4,961,299	(62,639,727)	(57,678,428)	8,488,032	(51,852,663)	(43,364,631)
TA Managed Risk - Conservative ETF Service Class	4,303,425	(8,809,414)	(4,505,989)	1,965,312	(14,233,993)	(12,268,681)
TA Managed Risk - Growth ETF Service Class	5,480,750	(52,962,482)	(47,481,732)	8,782,156	(42,903,752)	(34,121,596)
TA Market Participation Strategy Service Class	1,004,056	(7,556,342)	(6,552,286)	2,057,248	(6,116,344)	(4,059,096)
TA Morgan Stanley Capital Growth Initial Class	-	(158,974)	(158,974)	34,636	(515,867)	(481,231)
TA Morgan Stanley Capital Growth Service Class	12,700,660	(18,665,135)	(5,964,475)	29,581,976	(15,748,034)	13,833,942
TA Morgan Stanley Global Allocation Service Class	3,177,313	(11,231,327)	(8,054,014)	5,778,947	(14,068,665)	(8,289,718)

58

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	$667,052	$(1,108,580)	$(441,528)	$1,408,041	$(978,627)	$429,414
TA MSCI EAFE Index Service Class	1,033,872	(422,216)	611,656	2,117,621	(1,002,457)	1,115,164
TA Multi-Managed Balanced Initial Class	-	(1)	(1)	-	(3)	(3)
TA Multi-Managed Balanced Service Class	4,506,169	(25,860,590)	(21,354,421)	5,242,684	(21,889,211)	(16,646,527)
TA PIMCO Tactical - Balanced Service Class	2,435,394	(5,786,512)	(3,351,118)	486,730	(4,112,959)	(3,626,229)
TA PIMCO Tactical - Conservative Service Class	839,015	(4,424,353)	(3,585,338)	1,128,128	(3,605,673)	(2,477,545)
TA PIMCO Tactical - Growth Service Class	480,756	(4,623,471)	(4,142,715)	2,023,568	(4,320,129)	(2,296,561)
TA PIMCO Total Return Initial Class	28	(17,115)	(17,087)	24,124	(15,190)	8,934
TA PIMCO Total Return Service Class	11,758,673	(12,780,517)	(1,021,844)	7,970,558	(11,091,926)	(3,121,368)
TA PineBridge Inflation Opportunities Service Class	4,046,170	(3,573,159)	473,011	1,969,626	(1,963,572)	6,054
TA ProFunds UltraBear Service Class (OAM)	338,855	(329,234)	9,621	2,831,100	(2,143,153)	687,947
TA Rothschild & Co Large Cap Value Service Class	1,035,674	(802,167)	233,507	1,595,350	(577,508)	1,017,842
TA S&P 500 Index Service Class	19,416,266	(16,899,703)	2,516,563	20,268,773	(5,211,458)	15,057,315
TA Small/Mid Cap Value Initial Class	7,043	(48,587)	(41,544)	2,750	(217,412)	(214,662)
TA Small/Mid Cap Value Service Class	2,461,520	(3,830,610)	(1,369,090)	4,862,615	(5,979,825)	(1,117,210)
TA T. Rowe Price Small Cap Initial Class	196	(8,808)	(8,612)	2,822	(66,201)	(63,379)
TA T. Rowe Price Small Cap Service Class	11,141,311	(15,378,832)	(4,237,521)	11,514,574	(11,833,177)	(318,603)
TA TS&W International Equity Initial Class	6	(46,560)	(46,554)	2,870	(98,006)	(95,136)
TA TS&W International Equity Service Class	2,379,205	(527,549)	1,851,656	3,079,590	(1,411,335)	1,668,255
TA WMC US Growth Initial Class	14,682	(942,009)	(927,327)	27,662	(908,612)	(880,950)
TA WMC US Growth Service Class	9,362,510	(17,156,267)	(7,793,757)	11,598,909	(12,094,039)	(495,130)
Vanguard® Balanced	1,928,715	(106,159)	1,822,556	-	-	-
Vanguard® Capital Growth	-	-	-	-	-	-
Vanguard® Conservative Allocation	513,099	(1,373)	511,726	-	-	-
Vanguard® Diversified Value	-	-	-	-	-	-
Vanguard® Equity Income	-	-	-	-	-	-
Vanguard® Equity Index	-	-	-	-	-	-

59

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Vanguard® Global Bond Index	$-	$-	$-	$-	$-	$-
Vanguard® Growth	-	-	-	-	-	-
Vanguard® High Yield Bond	-	-	-	-	-	-
Vanguard® International	351,146	(2,513)	348,633	-	-	-
Vanguard® Mid-Cap Index	541,882	(18,775)	523,107	-	(14,267)	(14,267)
Vanguard® Moderate Allocation	842,138	(3,375)	838,763	-	-	-
Vanguard® Money Market	-	-	-	-	-	-
Vanguard® Real Estate Index	-	(243,920)	(243,920)	-	(2,536)	(2,536)
Vanguard® Short-Term Investment Grade	-	(705,813)	(705,813)	94,809	(113,654)	(18,845)
Vanguard® Total Bond Market Index	-	(817,142)	(817,142)	3,418	(8,097)	(4,679)
Vanguard® Total International Stock Market Index	-	-	-	-	-	-
Vanguard® Total Stock Market Index	-	-	-	-	-	-
Voya Global Perspectives Class S Shares	-	-	-	-	-	-
Voya Large Cap Value Class S Shares	-	-	-	-	-	-
Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-
Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-
Wanger International	-	-	-	-	-	-
Wanger USA	-	-	-	-	-	-

60

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AB Balanced Wealth Strategy Class B Shares
12/31/2021	1,053,928	$18.65	to	$13.84	$ 5,577,973	0.24%	0.40%	to	2.70%	12.91%	to	10.38%
12/31/2020	1,310,749	16.52	to	12.54	5,728,383	2.16	0.40	to	2.70	8.82	to	6.38
12/31/2019	1,415,672	15.18	to	11.79	5,775,013	2.35	0.40	to	2.70	17.73	to	15.10
12/31/2018	1,591,557	12.90	to	10.24	4,944,515	1.70	0.40	to	2.70	(6.79)	to	(8.88)
12/31/2017	1,763,828	13.84	to	11.24	4,712,679	1.78	0.40	to	2.70	14.88	to	12.59
AB Growth and Income Class B Shares
12/31/2021	3,787,700	25.57	to	2.75	32,182,843	0.68	0.40	to	2.50	27.33	to	24.72
12/31/2020	3,483,052	20.09	to	2.21	21,508,118	1.29	0.40	to	2.50	2.06	to	(0.03)
12/31/2019	4,287,814	19.68	to	2.21	24,808,664	1.04	0.40	to	2.50	23.12	to	20.60
12/31/2018	5,713,960	15.98	to	1.83	22,549,039	0.75	0.40	to	2.50	(6.22)	to	(8.15)
12/31/2017	6,311,186	17.05	to	1.99	25,327,849	1.41	0.40	to	2.50	17.54	to	15.71
AB Large Cap Growth Class B Shares
12/31/2021	65,373	6.01	to	4.39	384,520	-	1.15	to	2.50	27.19	to	25.52
12/31/2020	74,990	4.73	to	3.50	347,013	-	1.15	to	2.50	33.61	to	31.85
12/31/2019	110,099	3.54	to	2.65	398,618	-	1.15	to	2.50	32.84	to	31.09
12/31/2018	139,295	2.66	to	2.02	378,988	-	1.15	to	2.50	1.15	to	(0.19)
12/31/2017	165,616	2.63	to	2.03	445,455	-	1.15	to	2.50	30.18	to	28.47
American Funds - Asset Allocation Class 2 Shares
12/31/2021	7,513,966	21.74	to	15.05	64,268,866	1.46	0.60	to	2.80	14.41	to	11.97
12/31/2020	8,833,232	19.00	to	13.44	68,325,699	1.66	0.60	to	2.80	11.78	to	9.39
12/31/2019	10,219,303	17.00	to	12.29	66,817,584	1.95	0.60	to	2.80	20.51	to	17.93
12/31/2018	11,287,218	14.10	to	10.42	54,283,384	1.82	0.60	to	2.80	(5.18)	to	(7.22)
12/31/2017	15,279,462	14.87	to	11.23	54,222,730	1.54	0.60	to	2.80	15.36	to	13.07
American Funds - Asset Allocation Class 4 Shares
12/31/2021	49,051	13.63	to	13.23	656,896	2.83	0.40	to	2.20	14.38	to	12.34
12/31/2020(1)	-	11.92	to	11.77	-	-	0.40	to	2.20	-	to	-
American Funds - Growth Class 2 Shares
12/31/2021	3,917,333	44.50	to	26.67	109,536,663	0.21	0.60	to	2.80	21.26	to	18.67
12/31/2020	4,828,493	36.70	to	22.48	106,715,815	0.32	0.60	to	2.80	51.17	to	47.94
12/31/2019	5,153,853	24.27	to	15.19	72,856,161	0.79	0.60	to	2.80	29.99	to	27.21
12/31/2018	4,840,041	18.67	to	11.94	43,464,477	0.45	0.60	to	2.80	(0.85)	to	(2.98)
12/31/2017	5,074,221	18.83	to	12.31	43,786,720	0.52	0.60	to	2.80	27.34	to	24.81
American Funds - Growth Class 4 Shares
12/31/2021	378,712	18.34	to	17.80	6,816,978	0.05	0.33	to	2.13	21.28	to	19.12
12/31/2020(1)	6,439	15.12	to	14.94	96,620	-	0.33	to	2.13	-	to	-
American Funds - Growth-Income Class 2 Shares
12/31/2021	2,906,650	30.45	to	18.41	52,754,282	1.06	0.60	to	2.80	23.35	to	20.72
12/31/2020	3,464,076	24.68	to	15.25	53,391,654	1.40	0.60	to	2.80	12.87	to	10.45
12/31/2019	3,578,073	21.87	to	13.80	45,989,717	1.80	0.60	to	2.80	25.38	to	22.70
12/31/2018	3,300,529	17.44	to	11.25	29,560,348	1.54	0.60	to	2.80	(2.38)	to	(4.48)
12/31/2017	6,132,937	17.87	to	11.78	31,707,232	1.44	0.60	to	2.80	21.47	to	19.06
American Funds - Growth-Income Class 4 Shares
12/31/2021	99,895	15.48	to	15.03	1,520,514	1.55	0.33	to	2.13	23.39	to	21.19
12/31/2020(1)	2,505	12.55	to	12.40	31,202	1.39	0.33	to	2.13	-	to	-

61

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

American Funds - International Class 2 Shares
12/31/2021	6,542,674	$16.37	to	$ 13.79	$ 35,090,632	2.38%	0.60%	to	2.80%	(2.09	) %	to	(4.18	) %
12/31/2020	7,967,374	16.72	to	14.39	37,493,013	0.63	0.60	to	2.80	13.29		to	10.87
12/31/2019	11,158,019	14.76	to	12.98	40,863,027	1.55	0.60	to	2.80	22.15		to	19.54
12/31/2018	11,793,828	12.08	to	10.86	28,518,169	2.22	0.60	to	2.80	(13.66)		to	(15.51)
12/31/2017	4,186,038	14.00	to	12.85	17,419,416	1.31	0.60	to	2.80	31.16		to	28.56
American Funds - International Class 4 Shares
12/31/2021	83,515	13.73	to	13.32	1,129,244	5.94	0.33	to	2.13	(2.04)		to	(3.78)
12/31/2020(1)	-	14.02	to	13.85	-	-	0.33	to	2.13	-		to	-
American Funds - New World Class 4 Shares
12/31/2021	26,521	15.00	to	14.56	390,932	1.26	0.35	to	2.15	4.26		to	2.40
12/31/2020(1)	-	14.39	to	14.22	-	-	0.35	to	2.15	-		to	-
American Funds - The Bond Fund of America Class 2 Shares
12/31/2021	3,793,559	12.24	to	10.78	20,360,818	1.33	0.60	to	2.80	(0.90)		to	(3.02)
12/31/2020	4,187,083	12.35	to	11.11	22,035,060	2.21	0.60	to	2.80	9.08		to	6.75
12/31/2019	4,067,969	11.32	to	10.41	17,729,897	2.60	0.60	to	2.80	8.70		to	6.38
12/31/2018	4,465,231	10.42	to	9.79	15,508,538	2.39	0.60	to	2.80	(1.31)		to	(3.43)
12/31/2017	5,015,162	10.56	to	10.14	16,486,527	1.95	0.60	to	2.80	2.89		to	0.85
American Funds - The Bond Fund of America Class 4 Shares
12/31/2021	109,163	10.37	to	10.07	1,113,226	1.93	0.31	to	2.11	(0.89)		to	(2.66)
12/31/2020(1)	-	10.47	to	10.34	-	-	0.31	to	2.11	-		to	-
DFA VA Equity Allocation
12/31/2021	-	13.93	to	13.88	-	-	0.27	to	0.47	24.04		to	23.79
12/31/2020	-	11.23	to	11.21	-	-	0.27	to	0.47	11.85		to	11.63
12/31/2019(1)	-	10.04	to	10.04	-	-	0.27	to	0.47	-		to	-
DFA VA Global Bond
12/31/2021	15,360	9.99	to	9.61	149,936	0.55	0.27	to	2.60	(1.31)		to	(3.58)
12/31/2020	-	10.13	to	9.96	-	-	0.27	to	2.60	1.18		to	0.98
12/31/2019(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-		to	-
DFA VA Global Moderate Allocation
12/31/2021	-	12.68	to	12.63	-	-	0.27	to	0.47	13.90		to	13.67
12/31/2020	-	11.13	to	11.11	-	-	0.27	to	0.47	10.99		to	10.77
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-		to	-
DFA VA International Small
12/31/2021	-	12.65	to	12.60	-	-	0.27	to	0.47	14.26		to	14.03
12/31/2020	-	11.07	to	11.05	-	-	0.27	to	0.47	9.12		to	8.90
12/31/2019(1)	-	10.15	to	10.14	-	-	0.27	to	0.47	-		to	-
DFA VA International Value
12/31/2021	-	11.58	to	11.53	-	-	0.27	to	0.47	17.80		to	17.56
12/31/2020	-	9.83	to	9.81	-	-	0.27	to	0.47	(2.03)		to	(2.23)
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-		to	-
DFA VA Short-Term Fixed
12/31/2021	-	9.99	to	9.95	-	-	0.27	to	0.47	(0.46)		to	(0.66)
12/31/2020	-	10.03	to	10.01	-	-	0.27	to	0.47	0.33		to	0.13
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-		to	-
DFA VA U.S. Large Value
12/31/2021	-	12.50	to	12.45	-	-	0.27	to	0.47	26.69		to	26.44
12/31/2020	-	9.86	to	9.84	-	-	0.27	to	0.47	(1.64)		to	(1.84)
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-		to	-
DFA VA U.S. Targeted Value
12/31/2021	-	14.44	to	14.38	-	-	0.27	to	0.47	39.30		to	39.03
12/31/2020	-	10.36	to	10.34	-	-	0.27	to	0.47	3.70		to	3.50
12/31/2019(1)	-	9.99	to	9.99	-	-	0.27	to	0.47	-		to	-

62

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® VIP Balanced Service Class 2
12/31/2021	5,493,245	$25.32	to	$17.43	$ 47,618,986	0.72%	0.40%	to	2.50%	17.52%	to	15.11%
12/31/2020	6,488,999	21.55	to	15.14	44,888,978	1.30	0.40	to	2.50	21.64	to	19.15
12/31/2019	7,129,126	17.71	to	12.71	34,772,178	1.59	0.40	to	2.50	23.62	to	21.09
12/31/2018	8,189,669	14.33	to	10.50	26,708,903	1.37	0.40	to	2.50	(4.82)	to	(6.79)
12/31/2017	8,980,286	15.06	to	11.26	24,492,159	1.28	0.40	to	2.50	15.60	to	13.29
Fidelity® VIP Consumer Staples Initial Class
12/31/2021	10,034	13.95	to	13.53	138,124	3.06	0.70	to	2.50	13.44	to	11.42
12/31/2020(1)	-	12.29	to	12.15	-	-	0.70	to	2.50	-	to	-
Fidelity® VIP Contrafund® Initial Class
12/31/2021	-	34.82	to	33.78	-	-	0.65	to	1.00	27.01	to	26.56
12/31/2020	-	27.42	to	26.69	-	-	0.65	to	1.00	29.72	to	29.27
12/31/2019	-	21.14	to	20.65	-	-	0.65	to	1.00	30.73	to	30.27
12/31/2018	-	16.17	to	15.85	-	-	0.65	to	1.00	(6.99)	to	(7.31)
12/31/2017	-	17.38	to	17.10	-	-	0.65	to	1.00	21.09	to	20.67
Fidelity® VIP Contrafund® Service Class 2
12/31/2021	5,640,024	34.16	to	5.14	92,076,436	0.03	0.40	to	2.50	27.00	to	24.40
12/31/2020	6,277,391	26.90	to	4.13	77,314,433	0.08	0.40	to	2.50	29.71	to	27.06
12/31/2019	7,212,975	20.74	to	3.25	64,338,846	0.24	0.40	to	2.50	30.75	to	28.07
12/31/2018	5,600,447	15.86	to	2.54	37,145,331	0.43	0.40	to	2.50	(7.01)	to	(8.93)
12/31/2017	6,467,651	17.06	to	2.79	44,958,123	0.79	0.40	to	2.50	20.50	to	18.63
Fidelity® VIP Energy Service Class 2
12/31/2021	5,216	16.89	to	16.39	86,376	7.94	0.50	to	2.30	54.06	to	51.32
12/31/2020(1)	-	10.96	to	10.83	-	-	0.50	to	2.30	-	to	-
Fidelity® VIP Equity-Income Service Class 2
12/31/2021	168,699	2.61	to	2.69	487,336	1.62	1.15	to	2.50	23.19	to	21.57
12/31/2020	186,369	2.12	to	2.21	439,943	1.49	1.15	to	2.50	5.23	to	3.84
12/31/2019	246,717	2.01	to	2.13	568,345	1.83	1.15	to	2.50	25.66	to	24.01
12/31/2018	271,212	1.60	to	1.72	502,640	1.83	1.15	to	2.50	(9.58)	to	(10.78)
12/31/2017	360,555	1.77	to	1.93	761,780	1.42	1.15	to	2.50	11.37	to	9.91
Fidelity® VIP Growth Service Class 2
12/31/2021	197,442	5.70	to	4.26	1,025,804	-	1.15	to	2.50	21.51	to	19.91
12/31/2020	286,687	4.69	to	3.55	1,315,751	0.04	1.15	to	2.50	41.92	to	40.05
12/31/2019	347,776	3.30	to	2.54	1,145,730	0.05	1.15	to	2.50	32.45	to	30.71
12/31/2018	362,404	2.49	to	1.94	907,513	0.04	1.15	to	2.50	(1.57)	to	(2.87)
12/31/2017	392,569	2.53	to	2.00	1,003,079	0.08	1.15	to	2.50	33.29	to	31.54
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2021	1,060	6.82	to	5.01	5,491	-	1.25	to	1.55	10.29	to	9.97
12/31/2020	1,105	6.19	to	4.56	5,198	-	1.25	to	1.55	66.16	to	65.67
12/31/2019	1,150	3.72	to	2.75	3,258	-	1.25	to	1.55	38.76	to	38.35
12/31/2018	1,194	2.68	to	1.99	2,443	0.08	1.25	to	1.55	10.82	to	10.49
12/31/2017	1,238	2.42	to	1.80	2,289	0.10	1.25	to	1.55	32.53	to	32.14
Fidelity® VIP Health Care Service Class 2
12/31/2021	38,882	13.33	to	12.93	509,544	-	0.50	to	2.30	10.89	to	8.91
12/31/2020(1)	-	12.02	to	11.87	-	-	0.50	to	2.30	-	to	-
Fidelity® VIP Mid Cap Initial Class
12/31/2021	-	26.31	to	25.52	-	-	0.65	to	1.00	24.79	to	24.35
12/31/2020	-	21.08	to	20.52	-	-	0.65	to	1.00	17.42	to	17.01
12/31/2019	-	17.95	to	17.54	-	-	0.65	to	1.00	22.65	to	22.22
12/31/2018	-	14.64	to	14.35	-	-	0.65	to	1.00	(15.10)	to	(15.39)
12/31/2017	-	17.24	to	16.96	-	-	0.65	to	1.00	20.03	to	19.61

63

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® VIP Mid Cap Service Class 2
12/31/2021	2,271,223	$25.81	to	$4.99	$ 36,126,112	0.35%	0.40%	to	2.50%	24.81%	to	22.25%
12/31/2020	2,569,560	20.68	to	4.08	32,192,771	0.41	0.40	to	2.50	17.40	to	14.99
12/31/2019	2,704,386	17.62	to	3.55	27,192,549	0.68	0.40	to	2.50	22.68	to	20.17
12/31/2018	2,778,518	14.36	to	2.95	20,393,728	0.37	0.40	to	2.50	(15.11)	to	(16.86)
12/31/2017	5,062,903	16.92	to	3.55	36,379,914	0.50	0.40	to	2.50	19.46	to	17.61
Fidelity® VIP Technology Initial Class
12/31/2021	48,298	20.47	to	19.87	971,215	-	0.70	to	2.50	27.27	to	25.00
12/31/2020(1)	-	16.08	to	15.89	-	-	0.70	to	2.50	-	to	-
Fidelity® VIP Utilities Initial Class
12/31/2021	10,091	13.51	to	13.11	133,925	3.32	0.70	to	2.50	16.68	to	14.60
12/31/2020(1)	-	11.58	to	11.44	-	-	0.70	to	2.50	-	to	-
Fidelity® VIP Value Strategies Initial Class
12/31/2021	835	24.47	to	23.74	20,440	1.40	0.65	to	1.00	32.73	to	32.27
12/31/2020	1,143	18.44	to	17.95	21,082	1.26	0.65	to	1.00	7.56	to	7.18
12/31/2019	1,534	17.14	to	16.75	26,305	1.60	0.65	to	1.00	33.66	to	33.19
12/31/2018	1,730	12.83	to	12.57	22,195	0.98	0.65	to	1.00	(17.86)	to	(18.15)
12/31/2017	1,731	15.62	to	15.36	27,025	1.51	0.65	to	1.00	18.59	to	18.17
Fidelity® VIP Value Strategies Service Class 2
12/31/2021	1,013,665	24.02	to	4.11	13,696,957	1.26	0.40	to	2.50	32.81	to	30.09
12/31/2020	1,129,790	18.08	to	3.16	10,985,255	0.93	0.40	to	2.50	7.59	to	5.38
12/31/2019	1,436,606	16.81	to	3.00	13,100,877	1.43	0.40	to	2.50	33.56	to	30.83
12/31/2018	1,554,410	12.58	to	2.29	8,610,083	0.71	0.40	to	2.50	(17.83)	to	(19.52)
12/31/2017	2,008,310	15.32	to	2.85	12,836,585	1.23	0.40	to	2.50	18.02	to	16.19
Franklin Allocation Class 4 Shares
12/31/2021	639,238	2.76	to	13.13	1,691,347	1.55	1.30	to	2.65	10.10	to	8.66
12/31/2020	876,912	2.50	to	12.09	2,107,767	1.30	1.30	to	2.65	10.32	to	8.87
12/31/2019	1,035,878	2.27	to	11.10	2,266,701	3.39	1.30	to	2.65	18.03	to	16.48
12/31/2018	1,241,190	1.92	to	9.53	2,302,272	3.02	1.30	to	2.65	(10.75)	to	(11.93)
12/31/2017	1,619,010	2.15	to	10.82	3,384,945	2.52	1.30	to	2.65	10.35	to	8.90
Franklin Income Class 2 Shares
12/31/2021	876,578	1.86	to	1.72	1,597,712	4.61	1.15	to	2.50	15.43	to	13.91
12/31/2020	1,148,888	1.61	to	1.51	1,816,229	5.92	1.15	to	2.50	(0.45)	to	(1.76)
12/31/2019	1,442,333	1.62	to	1.54	2,298,317	5.36	1.15	to	2.50	14.74	to	13.23
12/31/2018	1,855,382	1.41	to	1.36	2,577,641	4.90	1.15	to	2.50	(5.40)	to	(6.65)
12/31/2017	2,252,757	1.49	to	1.46	3,318,178	4.23	1.15	to	2.50	8.43	to	7.00
Franklin Mutual Shares Class 2 Shares
12/31/2021	188,619	1.70	to	1.99	321,495	2.77	1.15	to	2.50	17.81	to	16.26
12/31/2020	250,537	1.44	to	1.71	365,068	2.50	1.15	to	2.50	(6.12)	to	(7.36)
12/31/2019	336,678	1.54	to	1.85	521,168	1.70	1.15	to	2.50	21.18	to	19.58
12/31/2018	400,640	1.27	to	1.54	510,977	2.27	1.15	to	2.50	(10.11)	to	(11.30)
12/31/2017	498,421	1.41	to	1.74	705,918	2.17	1.15	to	2.50	7.12	to	5.71
Franklin Templeton Foreign Class 2 Shares
12/31/2021	685,530	1.07	to	1.17	712,329	1.83	1.15	to	2.50	2.97	to	1.62
12/31/2020	873,773	1.04	to	1.15	882,412	3.42	1.15	to	2.50	(2.28)	to	(3.57)
12/31/2019	1,045,944	1.06	to	1.19	1,084,620	1.75	1.15	to	2.50	11.25	to	9.78
12/31/2018	1,262,245	0.95	to	1.08	1,180,019	2.71	1.15	to	2.50	(16.41)	to	(17.52)
12/31/2017	1,543,003	1.14	to	1.31	1,730,862	2.59	1.15	to	2.50	15.37	to	13.86

64

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Invesco V.I. American Franchise Series II Shares
12/31/2021	50,538	$3.72	to	$3.27	$ 179,391	-%	1.15%	to	2.50%	10.38%	to	8.92%
12/31/2020	54,083	3.37	to	3.00	174,651	-	1.15	to	2.50	40.38	to	38.54
12/31/2019	69,582	2.40	to	2.17	161,362	-	1.15	to	2.50	34.88	to	33.10
12/31/2018	104,763	1.78	to	1.63	181,992	-	1.15	to	2.50	(4.99)	to	(6.25)
12/31/2017	109,350	1.87	to	1.74	200,731	-	1.15	to	2.50	25.59	to	23.94
Janus Henderson - Enterprise Service Shares
12/31/2021	38,423	5.54	to	4.62	244,588	0.21	1.15	to	2.50	15.22	to	13.70
12/31/2020	75,169	4.81	to	4.06	420,125	0.04	1.15	to	2.50	17.83	to	16.28
12/31/2019	80,431	4.08	to	3.49	388,352	0.05	1.15	to	2.50	33.62	to	31.86
12/31/2018	81,729	3.06	to	2.65	295,954	0.13	1.15	to	2.50	(1.80)	to	(3.10)
12/31/2017	94,795	3.11	to	2.73	356,554	0.53	1.15	to	2.50	25.65	to	24.00
Janus Henderson - Global Research Service Shares
12/31/2021	111,996	2.89	to	2.22	278,799	0.37	1.15	to	2.50	16.46	to	14.92
12/31/2020	149,667	2.48	to	1.94	323,262	0.60	1.15	to	2.50	18.40	to	16.84
12/31/2019	188,381	2.10	to	1.66	360,718	0.86	1.15	to	2.50	27.25	to	25.57
12/31/2018	197,738	1.65	to	1.32	297,947	0.96	1.15	to	2.50	(8.15)	to	(9.36)
12/31/2017	231,664	1.79	to	1.46	389,774	0.68	1.15	to	2.50	25.25	to	23.60
Janus Henderson - Mid Cap Value Service Shares
12/31/2021	830	3.41	to	3.19	2,730	0.31	1.25	to	1.55	17.95	to	17.60
12/31/2020	865	2.89	to	2.71	2,416	1.08	1.25	to	1.55	(2.43)	to	(2.72)
12/31/2019	900	2.96	to	2.79	2,579	1.48	1.25	to	1.55	28.44	to	28.06
12/31/2018	934	2.30	to	2.18	2,089	0.90	1.25	to	1.55	(14.89)	to	(15.14)
12/31/2017	969	2.71	to	2.56	2,549	0.64	1.25	to	1.55	12.23	to	11.90
JPMorgan Insurance Trust Core Bond Class 1 Shares
12/31/2021	192,752	1.43	to	10.59	271,949	1.85	1.25	to	2.50	(2.57)	to	(3.76)
12/31/2020	235,479	1.47	to	11.01	341,664	1.98	1.25	to	2.50	6.51	to	5.21
12/31/2019	312,512	1.38	to	10.46	426,543	2.46	1.25	to	2.50	6.84	to	5.54
12/31/2018	342,219	1.29	to	9.91	433,361	2.40	1.25	to	2.50	(1.19)	to	(2.40)
12/31/2017	373,840	1.30	to	10.16	480,107	2.58	1.25	to	2.50	2.30	to	1.05
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
12/31/2021	47,386	4.85	to	14.44	229,034	0.92	1.25	to	2.50	28.28	to	26.72
12/31/2020	52,138	3.78	to	11.40	196,123	1.44	1.25	to	2.50	(0.87)	to	(2.08)
12/31/2019	52,138	3.81	to	11.64	197,917	1.59	1.25	to	2.50	25.20	to	23.67
12/31/2018	52,138	3.04	to	9.41	158,145	0.96	1.25	to	2.50	(12.93)	to	(14.00)
12/31/2017	52,138	3.50	to	10.94	181,699	0.79	1.25	to	2.50	12.36	to	11.00
JPMorgan Insurance Trust Small Cap Core Class 1 Shares
12/31/2021	0	5.12	to	15.21	-	0.74	1.25	to	2.50	19.89	to	18.42
12/31/2020	274	4.27	to	12.85	1,163	0.97	1.25	to	2.50	12.28	to	10.91
12/31/2019	308	3.80	to	11.58	1,166	0.74	1.25	to	2.50	23.04	to	21.54
12/31/2018	2,503	3.09	to	9.53	7,637	0.37	1.25	to	2.50	(13.02)	to	(14.09)
12/31/2017	2,547	3.55	to	11.09	8,950	0.32	1.25	to	2.50	13.81	to	12.42
JPMorgan Insurance Trust U.S. Equity Class 1 Shares
12/31/2021	22,192	6.50	to	21.34	143,357	0.71	1.25	to	2.50	27.75	to	26.19
12/31/2020	24,279	5.09	to	16.91	122,676	0.77	1.25	to	2.50	23.72	to	22.21
12/31/2019	24,613	4.11	to	13.83	100,581	0.85	1.25	to	2.50	30.13	to	28.54
12/31/2018	24,936	3.16	to	10.76	78,356	0.82	1.25	to	2.50	(7.33)	to	(8.47)
12/31/2017	25,247	3.41	to	11.76	85,661	0.88	1.25	to	2.50	20.82	to	19.36

65

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

MFS® New Discovery Service Class
12/31/2021	268,845	$5.20	to	$5.32	$ 1,465,956	-%	1.15%	to	2.50%	0.42%	to	(0.91	) %
12/31/2020	394,413	5.18	to	5.37	2,156,204	-	1.15	to	2.50	43.93	to	42.04
12/31/2019	494,433	3.60	to	3.78	1,897,707	-	1.15	to	2.50	39.67	to	37.83
12/31/2018	535,587	2.58	to	2.74	1,480,353	-	1.15	to	2.50	(2.84)	to	(4.13)
12/31/2017	614,556	2.65	to	2.86	1,753,527	-	1.15	to	2.50	24.90	to	23.26
MFS® Total Return Service Class
12/31/2021	350,267	2.34	to	2.35	853,737	1.61	1.15	to	2.50	12.54	to	11.06
12/31/2020	417,441	2.08	to	2.12	913,740	2.01	1.15	to	2.50	8.27	to	6.84
12/31/2019	491,795	1.92	to	1.98	1,004,119	2.13	1.15	to	2.50	18.75	to	17.19
12/31/2018	540,759	1.62	to	1.69	936,597	1.92	1.15	to	2.50	(6.95)	to	(8.18)
12/31/2017	684,296	1.74	to	1.84	1,277,761	2.24	1.15	to	2.50	10.75	to	9.30
State Street Total Return V.I.S. Class 3 Shares
12/31/2021	1,045,636	16.98	to	13.07	4,194,401	1.88	0.40	to	2.70	12.75	to	10.23
12/31/2020	1,119,055	15.06	to	11.85	3,851,511	1.63	0.40	to	2.70	5.71	to	3.35
12/31/2019	1,286,288	14.25	to	11.47	4,647,034	2.05	0.40	to	2.70	15.11	to	12.53
12/31/2018	1,413,838	12.38	to	10.19	4,872,213	2.33	0.40	to	2.70	(6.98)	to	(9.08)
12/31/2017	1,414,159	13.31	to	11.21	3,637,485	2.13	0.40	to	2.70	14.52	to	12.24
TA 60/40 Allocation Service Class
12/31/2021	155,670	14.66	to	13.72	2,206,624	0.90	0.20	to	2.00	13.06	to	11.05
12/31/2020	134,127	12.97	to	12.36	1,696,772	0.63	0.20	to	2.00	12.24	to	10.24
12/31/2019	101,302	11.55	to	11.21	1,153,458	0.18	0.20	to	2.00	19.89	to	17.75
12/31/2018(1)	61,235	9.64	to	9.52	586,107	-	0.20	to	2.00	-	to	-
TA Aegon High Yield Bond Initial Class
12/31/2021	22,739	14.96	to	2.37	74,411	5.24	0.45	to	2.50	5.87	to	3.75
12/31/2020	23,086	14.13	to	2.28	75,717	6.40	0.45	to	2.50	4.57	to	2.48
12/31/2019	25,128	13.51	to	2.23	82,928	5.24	0.45	to	2.50	13.70	to	11.43
12/31/2018	50,377	11.88	to	2.00	132,360	6.34	0.45	to	2.50	(2.79)	to	(4.75)
12/31/2017	47,609	12.23	to	2.10	130,755	6.27	0.45	to	2.50	6.96	to	4.83
TA Aegon High Yield Bond Service Class
12/31/2021	1,381,562	14.59	to	11.74	8,307,062	5.12	0.20	to	2.50	6.04	to	3.66
12/31/2020	1,572,327	13.76	to	11.32	8,022,950	6.09	0.20	to	2.50	4.47	to	2.12
12/31/2019	1,767,357	13.17	to	11.09	7,895,861	6.00	0.20	to	2.50	13.74	to	11.19
12/31/2018	1,879,618	11.58	to	9.97	6,383,952	5.91	0.20	to	2.50	(2.90)	to	(5.09)
12/31/2017	2,134,226	11.92	to	10.51	7,261,724	5.61	0.20	to	2.50	6.25	to	4.60
TA Aegon Sustainable Equity Income Initial Class
12/31/2021	890,018	20.33	to	2.21	2,952,898	2.13	0.45	to	2.50	21.87	to	19.44
12/31/2020	944,150	16.68	to	1.85	2,583,843	3.04	0.45	to	2.50	(7.77)	to	(9.61)
12/31/2019	1,100,009	18.09	to	2.05	3,293,974	2.49	0.45	to	2.50	23.35	to	20.89
12/31/2018	1,230,584	14.66	to	1.69	3,017,847	2.16	0.45	to	2.50	(11.90)	to	(13.67)
12/31/2017	1,290,725	16.64	to	1.96	3,740,605	2.17	0.45	to	2.50	15.91	to	13.60
TA Aegon Sustainable Equity Income Service Class
12/31/2021	3,326,417	19.79	to	12.51	22,598,642	1.82	0.20	to	2.50	21.88	to	19.14
12/31/2020	4,250,805	16.24	to	10.50	21,012,799	2.79	0.20	to	2.50	(7.77)	to	(9.84)
12/31/2019	4,708,955	17.61	to	11.65	23,251,761	2.25	0.20	to	2.50	23.33	to	20.56
12/31/2018	5,558,372	14.28	to	9.66	20,061,618	1.94	0.20	to	2.50	(11.86)	to	(13.85)
12/31/2017	5,898,194	16.20	to	11.21	23,499,428	2.21	0.20	to	2.50	15.09	to	13.30
TA Aegon U.S. Government Securities Initial Class
12/31/2021	131,987	1.59	to	1.21	283,560	2.15	1.25	to	2.50	(3.60)	to	(4.77)
12/31/2020	129,147	1.65	to	1.27	288,231	1.75	1.25	to	2.50	7.63	to	6.32
12/31/2019	89,828	1.53	to	1.20	186,543	1.84	1.25	to	2.50	5.29	to	4.00
12/31/2018	132,172	1.46	to	1.15	261,085	3.03	1.25	to	2.50	(0.99)	to	(2.20)
12/31/2017	142,568	1.47	to	1.18	284,854	4.00	1.25	to	2.50	1.39	to	0.16

66

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Aegon U.S. Government Securities Service Class
12/31/2021	6,006,985	$11.30	to	$10.18	$ 24,951,886	1.62%	0.20%	to	2.50%	(2.73	) %	to	(4.94	) %
12/31/2020	7,679,158	11.62	to	10.71	38,269,799	1.32	0.20	to	2.50	8.45		to	5.98
12/31/2019	9,041,053	10.72	to	10.10	33,204,191	1.59	0.20	to	2.50	6.14		to	3.72
12/31/2018	13,408,309	10.10	to	9.74	58,924,996	2.23	0.20	to	2.50	(0.19)		to	(2.47)
12/31/2017	10,761,864	10.11	to	9.99	28,859,784	2.68	0.20	to	2.50	1.90		to	(0.13)
TA American Funds Managed Risk - Balanced Service Class
12/31/2021	5,682,199	15.08	to	13.17	79,872,987	0.86	0.20	to	2.50	12.85		to	10.32
12/31/2020	6,382,630	13.37	to	11.94	80,422,606	1.21	0.20	to	2.50	4.08		to	1.75
12/31/2019	6,177,727	12.84	to	11.73	75,573,079	1.26	0.20	to	2.50	17.57		to	14.93
12/31/2018	5,415,173	10.92	to	10.21	56,971,412	0.85	0.20	to	2.50	(6.01)		to	(8.13)
12/31/2017	4,488,029	11.62	to	11.11	50,784,606	0.64	0.20	to	2.50	14.11		to	11.84
TA BlackRock Global Real Estate Securities Initial Class
12/31/2021	46,477	15.99	to	3.21	176,106	3.80	0.45	to	2.50	25.66		to	23.15
12/31/2020	4,669	12.72	to	2.61	14,211	12.59	0.45	to	2.50	(0.76)		to	(2.75)
12/31/2019	4,917	12.82	to	2.68	15,223	0.80	0.45	to	2.50	24.63		to	22.14
12/31/2018	7,607	10.29	to	2.20	19,076	8.81	0.45	to	2.50	(10.49)		to	(12.30)
12/31/2017	8,032	11.49	to	2.51	22,719	3.68	0.45	to	2.50	10.82		to	8.61
TA BlackRock Global Real Estate Securities Service Class
12/31/2021	1,008,816	15.58	to	13.97	6,313,476	2.13	0.20	to	2.50	25.60		to	22.78
12/31/2020	1,203,199	12.40	to	11.38	5,593,652	11.98	0.20	to	2.50	(0.71)		to	(2.94)
12/31/2019	1,280,292	12.49	to	11.72	6,407,054	0.61	0.20	to	2.50	24.64		to	21.84
12/31/2018	1,321,327	10.02	to	9.62	4,790,053	8.08	0.20	to	2.50	(10.51)		to	(12.53)
12/31/2017	1,468,053	11.20	to	11.00	6,088,478	3.27	0.20	to	2.50	10.02		to	8.31
TA BlackRock Government Money Market Initial Class
12/31/2021	271,390	0.98	to	0.76	350,223	0.00	1.25	to	2.50	(1.23)		to	(2.44)
12/31/2020	279,478	0.99	to	0.78	365,695	0.17	1.25	to	2.50	(0.95)		to	(2.16)
12/31/2019	135,343	1.00	to	0.80	179,063	1.97	1.25	to	2.50	0.71		to	(0.51)
12/31/2018	176,536	1.00	to	0.80	232,251	1.84	1.25	to	2.50	0.54		to	(0.69)
12/31/2017	126,501	0.99	to	0.80	165,775	0.01	1.25	to	2.50	(1.23)		to	(2.43)
TA BlackRock Government Money Market Service Class
12/31/2021	9,512,930	10.02	to	0.75	36,950,519	0.00	0.20	to	2.50	(0.20)		to	(2.47)
12/31/2020	16,953,296	10.03	to	0.76	49,110,928	0.18	0.20	to	2.50	0.05		to	(2.23)
12/31/2019	8,862,256	10.03	to	0.78	29,386,715	1.67	0.20	to	2.50	1.51		to	(0.79)
12/31/2018	7,842,179	9.88	to	0.79	20,467,005	0.73	0.20	to	2.50	0.64		to	(1.66)
12/31/2017	7,834,925	9.82	to	0.80	22,509,391	0.01	0.20	to	2.50	(0.44)		to	(2.43)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2021	4,815,264	14.14	to	1.21	18,573,065	1.07	0.20	to	2.50	5.53		to	3.13
12/31/2020	5,543,218	13.40	to	1.17	21,126,136	1.97	0.20	to	2.50	6.44		to	4.02
12/31/2019	6,386,750	12.59	to	1.12	22,160,340	1.98	0.20	to	2.50	11.01		to	8.49
12/31/2018	7,176,393	11.34	to	1.04	21,945,243	1.59	0.20	to	2.50	(3.08)		to	(5.30)
12/31/2017	8,365,097	11.70	to	1.09	26,090,564	1.73	0.20	to	2.50	11.20		to	8.98
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2021	16,185,797	14.29	to	1.27	75,482,030	0.87	0.20	to	2.50	8.11		to	5.66
12/31/2020	18,614,977	13.22	to	1.20	79,328,273	1.88	0.20	to	2.50	3.04		to	0.70
12/31/2019	21,167,125	12.83	to	1.19	85,725,821	1.82	0.20	to	2.50	10.91		to	8.39
12/31/2018	22,998,302	11.56	to	1.10	83,488,938	1.45	0.20	to	2.50	(4.36)		to	(6.55)
12/31/2017	25,368,039	12.09	to	1.18	93,891,791	1.53	0.20	to	2.50	14.93		to	12.64

67

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2021	8,118,166	$13.83	to	$1.18	$ 37,511,660	0.54%	0.20%	to	2.50%	7.41%	to	4.96%
12/31/2020	9,304,093	12.88	to	1.12	41,719,515	1.81	0.20	to	2.50	(2.27)	to	(4.50)
12/31/2019	10,905,328	13.18	to	1.18	48,681,743	1.68	0.20	to	2.50	11.13	to	8.61
12/31/2018	12,229,813	11.86	to	1.08	48,723,711	1.30	0.20	to	2.50	(6.14)	to	(8.29)
12/31/2017	14,109,933	12.63	to	1.18	57,992,860	1.27	0.20	to	2.50	19.77	to	17.38
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2021	12,404,398	14.38	to	1.20	74,369,099	0.56	0.20	to	2.50	8.95	to	6.47
12/31/2020	13,840,219	13.20	to	1.13	78,016,108	1.66	0.20	to	2.50	(0.75)	to	(3.00)
12/31/2019	15,186,512	13.30	to	1.17	85,177,436	1.60	0.20	to	2.50	15.83	to	13.20
12/31/2018	16,297,233	11.48	to	1.03	80,719,543	1.40	0.20	to	2.50	(3.51)	to	(5.72)
12/31/2017	18,245,161	11.90	to	1.09	93,925,698	1.11	0.20	to	2.50	9.97	to	7.78
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2021	6,631,230	15.45	to	1.38	46,610,794	0.28	0.20	to	2.50	14.18	to	11.58
12/31/2020	7,857,427	13.53	to	1.23	48,587,816	1.60	0.20	to	2.50	(2.36)	to	(4.58)
12/31/2019	9,594,730	13.86	to	1.29	55,719,855	1.37	0.20	to	2.50	16.59	to	13.94
12/31/2018	11,137,528	11.89	to	1.13	52,742,521	1.23	0.20	to	2.50	(4.92)	to	(7.10)
12/31/2017	12,174,684	12.50	to	1.22	60,496,584	0.98	0.20	to	2.50	12.70	to	10.45
TA BlackRock iShares Edge 100 Service Class
12/31/2021	1,793,196	19.75	to	16.62	34,043,148	0.94	0.20	to	2.50	18.12	to	15.47
12/31/2020	1,770,122	16.72	to	14.39	28,661,684	1.66	0.20	to	2.50	9.66	to	7.20
12/31/2019	1,720,071	15.24	to	13.42	25,582,081	1.52	0.20	to	2.50	24.33	to	21.54
12/31/2018	1,675,426	12.26	to	11.04	20,189,042	1.15	0.20	to	2.50	(5.52)	to	(7.65)
12/31/2017	1,638,678	12.98	to	11.96	21,047,568	0.58	0.20	to	2.50	22.68	to	20.23
TA BlackRock iShares Edge 40 Initial Class
12/31/2021	30,144	2.23	to	1.87	65,258	1.78	1.25	to	2.50	4.78	to	3.50
12/31/2020	30,076	2.13	to	1.81	62,232	2.48	1.25	to	2.50	8.29	to	6.97
12/31/2019	31,980	1.96	to	1.69	61,195	2.17	1.25	to	2.50	13.88	to	12.50
12/31/2018	35,527	1.72	to	1.50	59,783	1.93	1.25	to	2.50	(5.33)	to	(6.49)
12/31/2017	35,881	1.82	to	1.61	63,870	1.78	1.25	to	2.50	8.39	to	7.07
TA BlackRock iShares Edge 40 Service Class
12/31/2021	5,021,714	14.89	to	1.37	27,407,560	1.56	0.20	to	2.50	5.56	to	3.19
12/31/2020	5,558,856	14.11	to	1.33	26,428,845	2.23	0.20	to	2.50	9.23	to	6.78
12/31/2019	5,634,719	12.91	to	1.24	21,835,279	2.01	0.20	to	2.50	14.87	to	12.30
12/31/2018	6,257,613	11.24	to	1.11	19,793,618	1.68	0.20	to	2.50	(4.62)	to	(6.77)
12/31/2017	7,433,079	11.79	to	1.19	22,153,340	1.47	0.20	to	2.50	9.03	to	6.86
TA BlackRock iShares Edge 50 Service Class
12/31/2021	3,158,090	15.27	to	13.33	45,395,276	1.14	0.20	to	2.50	7.53	to	5.11
12/31/2020	3,006,318	14.20	to	12.68	40,624,330	1.29	0.20	to	2.50	9.50	to	7.05
12/31/2019	2,157,603	12.97	to	11.84	26,937,300	0.95	0.20	to	2.50	15.80	to	13.21
12/31/2018	1,227,760	11.20	to	10.46	13,386,876	0.87	0.20	to	2.50	(2.82)	to	(5.01)
12/31/2017	716,979	11.52	to	11.01	8,137,482	0.77	0.20	to	2.50	12.34	to	10.10
TA BlackRock iShares Edge 75 Service Class
12/31/2021	2,241,043	17.32	to	14.95	36,791,559	1.08	0.20	to	2.50	12.71	to	10.18
12/31/2020	1,992,368	15.36	to	13.57	29,309,360	1.42	0.20	to	2.50	10.04	to	7.57
12/31/2019	1,582,836	13.96	to	12.62	21,407,528	0.95	0.20	to	2.50	20.04	to	17.34
12/31/2018	1,258,007	11.63	to	10.75	14,317,981	0.89	0.20	to	2.50	(4.10)	to	(6.27)
12/31/2017	1,058,764	12.13	to	11.47	12,688,035	0.55	0.20	to	2.50	17.44	to	15.10

68

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA BlackRock Tactical Allocation Service Class
12/31/2021	17,187,966	$17.41	to	$1.55	$ 92,024,822	2.46%	0.20%	to	2.50%	7.42%	to	5.01%
12/31/2020	19,920,391	16.21	to	1.47	98,624,806	1.73	0.20	to	2.50	12.96	to	10.43
12/31/2019	23,323,488	14.35	to	1.33	97,945,168	2.17	0.20	to	2.50	16.82	to	14.20
12/31/2018	27,351,633	12.28	to	1.17	94,975,663	0.98	0.20	to	2.50	(4.61)	to	(6.76)
12/31/2017	30,063,885	12.88	to	1.25	108,003,935	1.48	0.20	to	2.50	11.18	to	8.97
TA Goldman Sachs 70/30 Service Class
12/31/2021	38,477	14.30	to	13.88	541,680	0.92	0.20	to	2.00	12.86	to	10.85
12/31/2020(1)	-	12.67	to	12.52	-	-	0.20	to	2.00	-	to	-
TA International Focus Initial Class
12/31/2021	51,223	18.36	to	2.22	136,787	1.23	0.45	to	2.50	10.32	to	8.12
12/31/2020	54,233	16.64	to	2.05	114,767	2.38	0.45	to	2.50	20.36	to	17.95
12/31/2019	59,963	13.83	to	1.74	113,724	1.66	0.45	to	2.50	27.11	to	24.57
12/31/2018	63,800	10.88	to	1.40	87,012	1.24	0.45	to	2.50	(18.08)	to	(19.73)
12/31/2017	67,784	13.28	to	1.74	113,918	1.67	0.45	to	2.50	26.68	to	24.15
TA International Focus Service Class
12/31/2021	1,195,856	17.91	to	15.70	9,381,583	1.07	0.20	to	2.50	10.41	to	7.93
12/31/2020	1,396,860	16.22	to	14.55	8,894,993	2.07	0.20	to	2.50	20.34	to	17.64
12/31/2019	1,597,061	13.48	to	12.37	8,079,049	1.35	0.20	to	2.50	27.15	to	24.30
12/31/2018	1,767,291	10.60	to	9.95	6,860,618	0.53	0.20	to	2.50	(18.11)	to	(19.96)
12/31/2017	6,976,614	12.95	to	12.43	23,218,498	1.33	0.20	to	2.50	25.85	to	23.90
TA Janus Balanced Service Class
12/31/2021	11,458,977	22.73	to	16.45	117,549,964	1.13	0.20	to	2.50	15.21	to	12.63
12/31/2020	12,547,115	19.73	to	14.60	110,045,090	1.51	0.20	to	2.50	14.08	to	11.53
12/31/2019	14,667,063	17.29	to	13.09	102,356,309	1.38	0.20	to	2.50	21.53	to	18.80
12/31/2018	16,302,543	14.23	to	11.02	85,847,112	1.49	0.20	to	2.50	(0.27)	to	(2.52)
12/31/2017	16,864,853	14.27	to	11.31	84,726,412	1.33	0.20	to	2.50	16.21	to	13.89
TA Janus Mid-Cap Growth Initial Class
12/31/2021	4,566	27.15	to	3.10	28,756	0.27	0.45	to	2.50	16.77	to	14.44
12/31/2020	4,648	23.25	to	2.71	24,931	0.23	0.45	to	2.50	18.67	to	16.30
12/31/2019	4,730	19.59	to	2.33	21,270	0.03	0.45	to	2.50	36.10	to	33.38
12/31/2018	8,193	14.39	to	1.74	64,489	0.07	0.45	to	2.50	(1.66)	to	(3.64)
12/31/2017	4,743	14.64	to	1.81	14,086	0.05	0.45	to	2.50	28.43	to	25.87
TA Janus Mid-Cap Growth Service Class
12/31/2021	2,189,192	26.44	to	20.94	24,785,075	0.10	0.20	to	2.50	16.76	to	14.14
12/31/2020	2,887,003	22.65	to	18.34	23,255,535	0.04	0.20	to	2.50	18.69	to	16.03
12/31/2019	3,279,903	19.08	to	15.81	20,122,605	-	0.20	to	2.50	36.06	to	33.00
12/31/2018	3,554,951	14.02	to	11.89	13,165,619	-	0.20	to	2.50	(1.65)	to	(3.87)
12/31/2017	1,074,011	14.26	to	12.36	4,956,165	-	0.20	to	2.50	27.59	to	25.61
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2021	11,768	2.32	to	2.02	26,507	2.42	1.25	to	2.50	4.59	to	3.32
12/31/2020	11,768	2.22	to	1.96	25,380	-	1.25	to	2.50	10.10	to	8.75
12/31/2019	-	2.01	to	1.80	-	-	1.25	to	2.50	12.50	to	11.12
12/31/2018	-	1.79	to	1.62	-	-	1.25	to	2.50	(5.17)	to	(6.33)
12/31/2017	9,676	1.89	to	1.73	17,848	2.12	1.25	to	2.50	11.42	to	10.07
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2021	14,810,990	15.41	to	12.60	59,112,549	2.18	0.20	to	2.50	5.42	to	3.02
12/31/2020	16,358,865	14.62	to	12.23	62,951,222	2.30	0.20	to	2.50	11.02	to	8.50
12/31/2019	18,105,007	13.17	to	11.28	63,826,265	2.35	0.20	to	2.50	13.32	to	10.75
12/31/2018	20,318,517	11.62	to	10.18	61,918,870	1.59	0.20	to	2.50	(4.47)	to	(6.66)
12/31/2017	22,261,316	12.16	to	10.91	67,550,887	1.92	0.20	to	2.50	12.06	to	9.83

69

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2021	16,941	$3.63	to	$3.46	$ 59,756	1.67%	1.25%	to	2.50%	18.16%	to	16.72%
12/31/2020	16,941	3.07	to	2.96	50,645	1.71	1.25	to	2.50	23.20	to	21.70
12/31/2019	16,941	2.49	to	2.43	41,169	1.74	1.25	to	2.50	24.50	to	22.98
12/31/2018	16,941	2.00	to	1.98	33,118	1.89	1.25	to	2.50	(11.51)	to	(12.59)
12/31/2017	16,941	2.26	to	2.26	37,480	1.11	1.25	to	2.50	23.10	to	21.60
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2021	1,556,506	24.95	to	18.24	16,282,244	1.41	0.20	to	2.50	19.11	to	16.44
12/31/2020	1,788,709	20.95	to	15.67	17,130,661	1.59	0.20	to	2.50	24.11	to	21.33
12/31/2019	1,582,914	16.88	to	12.91	9,822,868	1.49	0.20	to	2.50	25.61	to	22.79
12/31/2018	1,762,178	13.44	to	10.52	6,812,799	1.72	0.20	to	2.50	(10.88)	to	(12.90)
12/31/2017	2,253,319	15.08	to	12.07	8,452,268	1.17	0.20	to	2.50	23.82	to	21.35
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2021	174,302	2.67	to	2.39	452,531	1.90	1.25	to	2.50	7.83	to	6.52
12/31/2020	174,302	2.48	to	2.24	420,282	2.21	1.25	to	2.50	11.21	to	9.86
12/31/2019	174,302	2.23	to	2.04	378,461	1.65	1.25	to	2.50	14.98	to	13.58
12/31/2018	340,781	1.94	to	1.80	644,471	1.75	1.25	to	2.50	(6.30)	to	(7.45)
12/31/2017	358,312	2.07	to	1.94	724,297	1.96	1.25	to	2.50	15.03	to	13.64
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2021	60,146,088	17.27	to	2.13	344,268,959	1.70	0.20	to	2.50	8.71	to	6.28
12/31/2020	66,894,213	15.89	to	2.00	342,115,137	2.00	0.20	to	2.50	12.05	to	9.54
12/31/2019	73,968,848	14.18	to	1.83	314,877,570	1.97	0.20	to	2.50	15.95	to	13.34
12/31/2018	82,307,295	12.23	to	1.61	281,356,104	1.56	0.20	to	2.50	(5.54)	to	(7.67)
12/31/2017	92,461,728	12.95	to	1.75	300,651,662	1.64	0.20	to	2.50	15.60	to	13.30
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2021	21,004	3.04	to	2.79	62,070	2.16	1.25	to	2.50	12.54	to	11.17
12/31/2020	21,029	2.70	to	2.51	55,299	2.06	1.25	to	2.50	13.65	to	12.26
12/31/2019	21,059	2.38	to	2.24	48,802	2.50	1.25	to	2.50	18.53	to	17.08
12/31/2018	206,539	2.01	to	1.91	410,450	1.88	1.25	to	2.50	(8.22)	to	(9.35)
12/31/2017	206,571	2.19	to	2.11	447,561	1.71	1.25	to	2.50	18.30	to	16.86
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2021	33,079,760	19.96	to	1.77	198,853,878	1.94	0.20	to	2.50	13.48	to	10.93
12/31/2020	37,067,892	17.59	to	1.60	192,355,893	1.82	0.20	to	2.50	14.44	to	11.87
12/31/2019	41,813,237	15.37	to	1.43	187,724,351	1.94	0.20	to	2.50	19.55	to	16.87
12/31/2018	47,913,709	12.86	to	1.22	174,322,733	1.65	0.20	to	2.50	(7.51)	to	(9.59)
12/31/2017	54,159,674	13.90	to	1.35	200,756,348	1.52	0.20	to	2.50	18.96	to	16.59
TA JPMorgan Core Bond Service Class
12/31/2021	9,363,916	12.03	to	10.51	44,991,456	2.35	0.20	to	2.50	(1.46)	to	(3.67)
12/31/2020	9,950,621	12.21	to	10.91	44,594,570	3.38	0.20	to	2.50	6.95	to	4.55
12/31/2019	10,793,962	11.41	to	10.43	41,431,886	2.36	0.20	to	2.50	8.04	to	5.61
12/31/2018	10,258,351	10.56	to	9.88	30,158,394	2.94	0.20	to	2.50	(0.29)	to	(2.54)
12/31/2017	10,257,283	10.60	to	10.14	30,045,745	2.60	0.20	to	2.50	2.96	to	0.90
TA JPMorgan Enhanced Index Initial Class
12/31/2021	149,005	33.87	to	3.69	1,000,184	0.78	0.45	to	2.50	29.54	to	26.95
12/31/2020	152,442	26.15	to	2.91	798,060	1.47	0.45	to	2.50	19.63	to	17.23
12/31/2019	173,973	21.86	to	2.48	751,989	1.17	0.45	to	2.50	30.45	to	27.84
12/31/2018	194,650	16.76	to	1.94	638,397	1.12	0.45	to	2.50	(6.43)	to	(8.32)
12/31/2017	204,079	17.91	to	2.12	722,249	0.57	0.45	to	2.50	20.61	to	18.21

70

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA JPMorgan Enhanced Index Service Class
12/31/2021	485,001	$33.01	to	$20.10	$ 8,774,352	0.56%	0.20%	to	2.50%	29.53%	to	26.62%
12/31/2020	614,864	25.48	to	15.87	8,750,829	1.34	0.20	to	2.50	19.62	to	16.94
12/31/2019	564,116	21.30	to	13.57	5,689,537	0.89	0.20	to	2.50	30.43	to	27.50
12/31/2018	632,391	16.33	to	10.65	5,294,028	0.87	0.20	to	2.50	(6.43)	to	(8.55)
12/31/2017	610,054	17.46	to	11.64	6,488,465	0.41	0.20	to	2.50	19.74	to	17.88
TA JPMorgan International Moderate Growth Service Class
12/31/2021	10,795,840	16.05	to	1.48	41,266,471	1.31	0.20	to	2.50	8.79	to	6.35
12/31/2020	12,211,894	14.76	to	1.39	44,106,575	2.47	0.20	to	2.50	14.31	to	11.75
12/31/2019	14,401,813	12.91	to	1.25	44,185,827	2.03	0.20	to	2.50	17.37	to	14.74
12/31/2018	16,339,209	11.00	to	1.09	41,937,578	2.17	0.20	to	2.50	(12.09)	to	(14.07)
12/31/2017	18,492,054	12.51	to	1.27	50,493,353	1.60	0.20	to	2.50	20.93	to	18.52
TA JPMorgan Mid Cap Value Service Class
12/31/2021	1,357,361	23.82	to	3.16	19,346,135	0.57	0.20	to	2.50	28.59	to	25.70
12/31/2020	1,605,586	18.53	to	2.51	18,145,763	1.12	0.20	to	2.50	0.83	to	(1.43)
12/31/2019	1,664,311	18.37	to	2.55	18,129,091	1.14	0.20	to	2.50	25.74	to	22.92
12/31/2018	1,822,059	14.61	to	2.07	14,420,132	0.63	0.20	to	2.50	(12.27)	to	(14.25)
12/31/2017	2,459,077	16.66	to	2.42	20,619,585	0.54	0.20	to	2.50	12.68	to	10.44
TA JPMorgan Tactical Allocation Service Class
12/31/2021	14,410,431	15.08	to	12.19	101,329,983	1.55	0.20	to	2.50	4.42	to	2.08
12/31/2020	14,409,632	14.45	to	11.94	86,999,713	2.06	0.20	to	2.50	11.88	to	9.37
12/31/2019	15,867,118	12.91	to	10.92	82,867,081	2.08	0.20	to	2.50	11.69	to	9.18
12/31/2018	17,897,044	11.56	to	10.00	78,049,142	1.92	0.20	to	2.50	(3.38)	to	(5.56)
12/31/2017	20,667,991	11.96	to	10.59	85,781,288	1.58	0.20	to	2.50	8.02	to	5.87
TA Madison Diversified Income Service Class
12/31/2021	506,048	16.07	to	12.85	6,961,973	1.59	0.20	to	2.50	7.65	to	5.24
12/31/2020	517,574	14.93	to	12.21	6,672,731	1.64	0.20	to	2.50	7.74	to	5.32
12/31/2019	479,428	13.86	to	11.59	5,773,001	1.77	0.20	to	2.50	14.71	to	12.14
12/31/2018	174,620	12.08	to	10.34	1,953,770	1.52	0.20	to	2.50	(0.95)	to	(3.19)
12/31/2017(1)	100,620	12.19	to	10.68	1,092,716	0.34	0.20	to	2.50	-	to	-
TA Managed Risk - Balanced ETF Service Class
12/31/2021	71,368,017	15.67	to	1.28	392,450,498	1.13	0.20	to	2.50	9.14	to	6.66
12/31/2020	81,647,439	14.35	to	1.20	418,989,921	2.07	0.20	to	2.50	3.98	to	1.62
12/31/2019	92,287,393	13.81	to	1.18	453,178,914	1.97	0.20	to	2.50	15.42	to	12.79
12/31/2018	101,640,810	11.96	to	1.05	422,463,476	1.68	0.20	to	2.50	(4.74)	to	(6.92)
12/31/2017	114,723,659	12.56	to	1.13	470,512,548	1.68	0.20	to	2.50	12.93	to	10.68
TA Managed Risk - Conservative ETF Service Class
12/31/2021	16,110,512	14.17	to	1.23	61,993,120	1.58	0.20	to	2.50	2.55	to	0.22
12/31/2020	18,119,566	13.81	to	1.22	65,597,641	2.15	0.20	to	2.50	4.70	to	2.32
12/31/2019	21,020,453	13.19	to	1.20	76,229,911	2.07	0.20	to	2.50	11.97	to	9.42
12/31/2018	26,627,431	11.78	to	1.09	77,976,438	1.80	0.20	to	2.50	(3.79)	to	(5.99)
12/31/2017	29,909,663	12.25	to	1.16	89,983,402	1.84	0.20	to	2.50	10.54	to	8.33
TA Managed Risk - Growth ETF Service Class
12/31/2021	61,636,227	17.67	to	1.61	318,368,073	0.89	0.20	to	2.50	13.82	to	11.23
12/31/2020	72,498,402	15.52	to	1.45	327,361,928	2.06	0.20	to	2.50	4.01	to	1.64
12/31/2019	82,914,893	14.92	to	1.42	354,763,682	1.75	0.20	to	2.50	19.17	to	16.46
12/31/2018	93,132,624	12.52	to	1.22	329,410,155	1.60	0.20	to	2.50	(7.34)	to	(9.46)
12/31/2017	107,929,650	13.52	to	1.35	395,368,871	1.62	0.20	to	2.50	17.94	to	15.59

71

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Market Participation Strategy Service Class
12/31/2021	4,192,876	$20.50	to	$15.41	$ 32,431,475	0.48%	0.20%	to	2.50%	14.22%	to	11.66%
12/31/2020	5,582,163	17.95	to	13.80	34,989,973	0.99	0.20	to	2.50	20.09	to	17.39
12/31/2019	6,372,242	14.95	to	11.76	33,306,180	0.91	0.20	to	2.50	18.34	to	15.69
12/31/2018	6,796,055	12.63	to	10.16	30,245,258	0.37	0.20	to	2.50	(2.92)	to	(5.12)
12/31/2017	7,606,598	13.01	to	10.71	34,598,644	0.31	0.20	to	2.50	10.30	to	8.10
TA Morgan Stanley Capital Growth Initial Class
12/31/2021	381,071	22.65	to	7.14	3,360,034	-	0.45	to	2.50	(0.98)	to	(2.96)
12/31/2020	397,259	22.87	to	7.36	3,567,522	-	0.45	to	2.50	116.89	to	112.57
12/31/2019	497,222	10.55	to	3.46	2,070,531	-	0.45	to	2.50	22.21	to	20.72
12/31/2018	27,889	3.15	to	2.87	94,093	-	1.25	to	2.50	5.36	to	4.07
12/31/2017	26,276	2.99	to	2.75	84,267	-	1.25	to	2.50	41.83	to	40.10
TA Morgan Stanley Capital Growth Service Class
12/31/2021	2,007,913	61.46	to	7.78	74,755,678	-	0.20	to	2.50	(1.02)	to	(3.25)
12/31/2020	2,414,521	62.09	to	8.04	82,266,868	-	0.20	to	2.50	116.86	to	112.00
12/31/2019	2,312,397	28.63	to	3.79	30,451,810	-	0.20	to	2.50	23.22	to	20.46
12/31/2018	618,397	23.24	to	3.15	7,435,779	-	0.20	to	2.50	6.22	to	3.82
12/31/2017	648,014	21.88	to	3.03	6,155,878	-	0.20	to	2.50	41.99	to	39.78
TA Morgan Stanley Global Allocation Service Class
12/31/2021	13,488,432	17.48	to	13.93	66,268,005	0.48	0.20	to	2.50	7.96	to	5.54
12/31/2020	15,492,707	16.20	to	13.20	69,756,538	0.93	0.20	to	2.50	18.10	to	15.45
12/31/2019	19,575,170	13.71	to	11.43	68,154,890	0.95	0.20	to	2.50	17.61	to	14.97
12/31/2018	21,778,327	11.66	to	9.94	60,747,803	1.12	0.20	to	2.50	(7.81)	to	(9.89)
12/31/2017	26,269,985	12.65	to	11.03	72,510,972	1.10	0.20	to	2.50	12.99	to	10.73
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class
12/31/2021	1,427,045	12.82	to	11.96	17,012,985	5.19	0.20	to	2.50	6.96	to	4.57
12/31/2020	1,464,482	11.99	to	11.44	16,504,195	1.30	0.20	to	2.50	6.28	to	3.89
12/31/2019	1,420,910	11.28	to	11.01	15,233,662	3.00	0.20	to	2.50	14.48	to	11.91
12/31/2018	1,255,834	9.85	to	9.84	11,878,103	1.22	0.20	to	2.50	(7.95)	to	(10.03)
12/31/2017	907,756	10.70	to	10.93	9,425,985	0.66	0.20	to	2.50	12.00	to	9.77
TA MSCI EAFE Index Service Class
12/31/2021	537,478	13.63	to	12.26	6,996,410	1.49	0.35	to	2.65	10.56	to	8.09
12/31/2020	490,260	12.33	to	11.34	5,828,083	1.70	0.35	to	2.65	7.44	to	5.03
12/31/2019	380,767	11.47	to	10.80	4,255,261	1.32	0.35	to	2.65	20.68	to	17.97
12/31/2018	140,608	9.51	to	9.15	1,313,264	0.41	0.35	to	2.65	(14.53)	to	(16.46)
12/31/2017(1)	34,853	11.12	to	10.96	385,013	-	0.35	to	2.65	-	to	-
TA Multi-Managed Balanced Initial Class
12/31/2021	12,065	4.02	to	3.34	47,056	1.15	1.25	to	2.50	15.59	to	14.19
12/31/2020	12,065	3.47	to	2.93	40,768	1.58	1.25	to	2.50	14.47	to	13.07
12/31/2019	12,065	3.03	to	2.59	35,669	1.66	1.25	to	2.50	20.27	to	18.80
12/31/2018	12,065	2.52	to	2.18	29,702	1.44	1.25	to	2.50	(4.85)	to	(6.02)
12/31/2017	12,065	2.65	to	2.32	31,264	0.86	1.25	to	2.50	12.73	to	11.36
TA Multi-Managed Balanced Service Class
12/31/2021	11,160,065	22.77	to	15.78	140,803,545	0.94	0.20	to	2.50	16.56	to	13.94
12/31/2020	12,864,219	19.54	to	13.85	141,855,396	1.35	0.20	to	2.50	15.37	to	12.78
12/31/2019	14,676,803	16.94	to	12.28	140,845,790	1.42	0.20	to	2.50	21.25	to	18.53
12/31/2018	16,784,488	13.97	to	10.36	124,897,566	1.23	0.20	to	2.50	(4.10)	to	(6.26)
12/31/2017	19,130,187	14.56	to	11.05	133,663,918	0.79	0.20	to	2.50	13.31	to	11.05

72

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31						For the Year Ended December 31
			Unit Fair Value					Expense				Total Return***
			Corresponding to				Investment	Ratio**				Corresponding to
			Lowest to Highest			Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio			Assets	Ratio*	Highest				Expense Ratio

TA PIMCO Tactical - Balanced Service Class
	12/31/2021		6,640,839	$16.43	to	$ 1.31	$ 32,844,876	-%	0.20%	to	2.50%	6.18%	to	3.80%
	12/31/2020		7,392,251	15.47	to	1.26	34,604,253	3.25	0.20	to	2.50	8.64	to	6.20
	12/31/2019		8,706,125	14.24	to	1.18	35,792,828	0.16	0.20	to	2.50	19.44	to	16.76
	12/31/2018		9,336,422	11.92	to	1.01	32,006,412	3.20	0.20	to	2.50	(7.12)	to	(9.22)
	12/31/2017		10,673,517	12.84	to	1.12	37,398,555	0.30	0.20	to	2.50	11.54	to	9.31
TA PIMCO Tactical - Conservative Service Class
	12/31/2021		3,431,930	15.75	to	1.30	19,131,158	1.02	0.20	to	2.50	4.00	to	1.67
	12/31/2020		4,483,876	15.15	to	1.27	22,199,521	1.44	0.20	to	2.50	9.67	to	7.21
	12/31/2019		5,073,711	13.81	to	1.19	22,878,376	0.10	0.20	to	2.50	17.33	to	14.70
	12/31/2018		5,429,191	11.77	to	1.04	20,340,485	3.26	0.20	to	2.50	(5.34)	to	(7.47)
	12/31/2017		6,197,607	12.44	to	1.12	24,740,125	1.28	0.20	to	2.50	9.90	to	7.71
TA PIMCO Tactical - Growth Service Class
	12/31/2021		4,587,633	17.56	to	1.50	37,468,326	-	0.20	to	2.50	8.99	to	6.55
	12/31/2020		5,411,784	16.11	to	1.41	38,758,755	3.93	0.20	to	2.50	8.87	to	6.43
	12/31/2019		6,130,646	14.80	to	1.33	38,321,521	-	0.20	to	2.50	21.31	to	18.59
	12/31/2018		6,847,294	12.20	to	1.12	33,203,902	3.08	0.20	to	2.50	(7.87)	to	(9.95)
	12/31/2017		7,566,104	13.24	to	1.24	37,085,031	0.41	0.20	to	2.50	14.31	to	12.03
TA PIMCO Total Return Initial Class
	12/31/2021		139,582	1.86	to	1.45	252,453	1.53	1.25	to	2.50	(2.10)	to	(3.29)
	12/31/2020		148,999	1.90	to	1.50	275,667	4.22	1.25	to	2.50	6.36	to	5.06
	12/31/2019		144,114	1.79	to	1.43	251,069	2.32	1.25	to	2.50	7.08	to	5.77
	12/31/2018		201,903	1.67	to	1.35	328,990	2.69	1.25	to	2.50	(1.89)	to	(3.09)
	12/31/2017		209,554	1.70	to	1.39	348,545	-	1.25	to	2.50	3.59	to	2.33
TA PIMCO Total Return Service Class
	12/31/2021		19,660,122	11.95	to	10.52	69,915,764	1.26	0.20	to	2.50	(1.27)	to	(3.51)
	12/31/2020		21,551,315	12.10	to	10.91	72,677,306	4.04	0.20	to	2.50	7.19	to	4.75
	12/31/2019		24,181,100	11.29	to	10.41	71,713,529	2.25	0.20	to	2.50	8.00	to	5.55
	12/31/2018		26,993,438	10.46	to	9.86	70,767,725	2.43	0.20	to	2.50	(1.22)	to	(3.48)
	12/31/2017		30,035,880	10.58	to	10.22	76,692,551	-	0.20	to	2.50	4.18	to	2.10
TA PineBridge Inflation Opportunities Service Class
	12/31/2021		5,742,691	11.31	to	11.04	18,260,132	1.16	0.20	to	2.50	3.65	to	1.33
	12/31/2020		6,320,755	10.91	to	10.90	17,389,890	1.51	0.20	to	2.50	8.48	to	6.04
	12/31/2019		6,890,549	10.06	to	10.28	16,265,210	2.29	0.20	to	2.50	7.99	to	5.56
	12/31/2018		7,443,170	9.31	to	9.74	15,136,032	1.79	0.20	to	2.50	(1.74)	to	(3.96)
	12/31/2017		8,592,127	9.48	to	10.14	15,394,034	0.22	0.20	to	2.50	2.67	to	0.62
TA ProFunds UltraBear Service Class (OAM)
	12/31/2021		27,369,532	0.01	to	1.01	173,126	-	1.00	to	2.50	(42.47)	to	(43.49)
	12/31/2020		31,875,837	0.01	to	1.79	353,868	0.28	1.00	to	2.50	(53.80)	to	(54.55)
	12/31/2019		18,877,817	0.03	to	3.94	453,736	-	1.00	to	2.50	(43.45)	to	(44.25)
	12/31/2018		35,358,102	0.04	to	7.06	1,498,950	-	1.00	to	2.50	5.48	to	3.91
	12/31/2017		11,919,880	0.04	to	6.80	479,737	-	1.00	to	2.50	(33.00)	to	(34.00)
TA Rothschild & Co Large Cap Value Service Class
	12/31/2021		231,530	13.63	to	12.76	3,043,546	0.75	0.20	to	2.00	30.30	to	27.98
	12/31/2020		212,676	10.46	to	9.97	2,167,787	0.66	0.20	to	2.00	(0.80)	to	(2.57)
	12/31/2019		83,542	10.55	to	10.24	866,163	0.33	0.20	to	2.00	16.76	to	14.68
	12/31/2018	(1)	10,583	9.03	to	8.93	95,017	-	0.20	to	2.00	-	to	-
TA S&P 500 Index Service Class
	12/31/2021		3,844,570	20.94	to	18.83	76,731,551	0.83	0.35	to	2.65	27.69	to	24.83
	12/31/2020		3,662,948	16.40	to	15.09	57,761,300	0.74	0.35	to	2.65	17.56	to	14.93
	12/31/2019		2,521,965	13.95	to	13.13	34,204,134	0.49	0.35	to	2.65	30.44	to	27.52
	12/31/2018		542,868	10.69	to	10.29	5,693,818	0.25	0.35	to	2.65	(5.32)	to	(7.46)
	12/31/2017	(1)	81,862	11.29	to	11.12	918,226	-	0.35	to	2.65	-	to	-

73

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Small/Mid Cap Value Initial Class
12/31/2021	239,938	$25.09	to	$ 18.83	$ 3,502,801	0.65%	0.45%	to	1.55%	27.55%	to	26.17%
12/31/2020	242,186	19.67	to	14.92	2,806,520	1.20	0.45	to	1.55	3.57	to	2.45
12/31/2019	258,481	18.99	to	14.57	2,957,163	0.94	0.45	to	1.55	24.72	to	23.37
12/31/2018	287,183	15.23	to	11.81	2,775,440	0.91	0.45	to	1.55	(11.86)	to	(12.82)
12/31/2017	295,652	17.28	to	13.54	3,307,890	1.11	0.45	to	1.55	15.04	to	13.79
TA Small/Mid Cap Value Service Class
12/31/2021	1,650,407	24.44	to	14.68	16,997,766	0.49	0.20	to	2.50	27.56	to	24.70
12/31/2020	1,994,431	19.16	to	11.77	14,608,169	0.97	0.20	to	2.50	3.53	to	1.21
12/31/2019	3,108,705	18.50	to	11.63	16,559,758	0.77	0.20	to	2.50	24.69	to	21.89
12/31/2018	3,210,853	14.84	to	9.54	11,101,674	0.67	0.20	to	2.50	(11.81)	to	(13.81)
12/31/2017	3,407,142	16.83	to	11.07	12,762,113	0.98	0.20	to	2.50	14.23	to	12.46
TA T. Rowe Price Small Cap Initial Class
12/31/2021	32,749	31.55	to	4.94	146,642	-	0.45	to	2.50	10.88	to	8.66
12/31/2020	33,827	28.46	to	4.55	141,214	-	0.45	to	2.50	23.01	to	20.55
12/31/2019	55,309	23.13	to	3.77	179,389	-	0.45	to	2.50	32.18	to	29.53
12/31/2018	67,882	17.50	to	2.91	301,771	-	0.45	to	2.50	(7.50)	to	(9.36)
12/31/2017	75,660	18.92	to	3.21	369,816	-	0.45	to	2.50	21.84	to	19.41
TA T. Rowe Price Small Cap Service Class
12/31/2021	3,189,866	30.75	to	17.90	51,211,242	-	0.20	to	2.50	10.86	to	8.37
12/31/2020	4,107,486	27.73	to	16.52	50,703,557	-	0.20	to	2.50	23.06	to	20.30
12/31/2019	4,617,104	22.54	to	13.73	42,539,360	-	0.20	to	2.50	32.12	to	29.16
12/31/2018	4,826,212	17.06	to	10.63	30,144,074	-	0.20	to	2.50	(7.47)	to	(9.56)
12/31/2017	5,550,914	18.43	to	11.75	37,625,384	-	0.20	to	2.50	20.93	to	19.05
TA TS&W International Equity Initial Class
12/31/2021	214,449	16.13	to	2.03	634,061	1.83	0.45	to	2.50	12.90	to	10.64
12/31/2020	218,845	14.29	to	1.83	608,829	3.15	0.45	to	2.50	6.06	to	3.94
12/31/2019	259,790	13.47	to	1.76	680,785	1.42	0.45	to	2.50	20.52	to	18.11
12/31/2018	282,345	11.18	to	1.49	605,509	2.36	0.45	to	2.50	(15.90)	to	(17.60)
12/31/2017	296,543	13.29	to	1.81	765,459	2.19	0.45	to	2.50	22.36	to	19.92
TA TS&W International Equity Service Class
12/31/2021	827,971	15.71	to	13.28	8,436,833	1.79	0.20	to	2.50	12.98	to	10.44
12/31/2020	743,168	13.91	to	12.02	5,855,247	2.80	0.20	to	2.50	5.99	to	3.61
12/31/2019	670,221	13.12	to	11.61	4,022,769	1.23	0.20	to	2.50	20.49	to	17.79
12/31/2018	689,255	10.89	to	9.85	2,850,415	2.00	0.20	to	2.50	(15.87)	to	(17.77)
12/31/2017	763,813	12.94	to	11.98	3,615,192	2.00	0.20	to	2.50	21.56	to	19.68
TA WMC US Growth Initial Class
12/31/2021	1,548,352	42.65	to	4.94	6,046,845	0.07	0.45	to	2.50	20.12	to	17.72
12/31/2020	1,820,235	35.50	to	4.20	5,964,663	0.11	0.45	to	2.50	36.68	to	33.95
12/31/2019	2,182,247	25.98	to	3.13	5,281,265	0.12	0.45	to	2.50	39.42	to	36.63
12/31/2018	1,524,500	18.63	to	2.29	2,666,025	0.48	0.45	to	2.50	(0.24)	to	(2.25)
12/31/2017	1,688,314	18.68	to	2.35	3,010,710	0.41	0.45	to	2.50	28.62	to	26.06
TA WMC US Growth Service Class
12/31/2021	3,142,882	41.54	to	25.77	49,104,796	-	0.20	to	2.50	20.13	to	17.44
12/31/2020	4,298,754	34.58	to	21.94	48,663,782	-	0.20	to	2.50	36.66	to	33.60
12/31/2019	4,841,963	25.30	to	16.42	36,887,190	-	0.20	to	2.50	39.40	to	36.27
12/31/2018	4,196,509	18.15	to	12.05	20,207,482	0.27	0.20	to	2.50	(0.23)	to	(2.49)
12/31/2017	4,828,655	18.19	to	12.36	22,079,032	0.21	0.20	to	2.50	27.71	to	25.73
Vanguard® Balanced
12/31/2021	155,081	13.13	to	12.62	1,984,149	1.61	0.27	to	2.60	18.69	to	15.96
12/31/2020	-	11.06	to	10.88	-	-	0.27	to	2.60	10.38	to	10.16
12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-

74

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Vanguard® Capital Growth
12/31/2021	-	$14.20	to	$14.14	$-	-%	0.27%	to	0.47%	21.21%	to	20.97%
12/31/2020	-	11.71	to	11.69	-	-	0.27	to	0.47	17.16	to	16.92
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
Vanguard® Conservative Allocation
12/31/2021	45,872	11.80	to	11.34	527,550	1.13	0.27	to	2.60	5.70	to	3.27
12/31/2020	-	11.16	to	10.98	-	-	0.27	to	2.60	11.43	to	11.21
12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-
Vanguard® Diversified Value
12/31/2021	-	14.55	to	14.49	-	-	0.27	to	0.47	30.11	to	29.85
12/31/2020	-	11.18	to	11.16	-	-	0.27	to	0.47	11.48	to	11.26
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
Vanguard® Equity Income
12/31/2021	-	12.89	to	12.83	-	-	0.27	to	0.47	24.99	to	24.74
12/31/2020	-	10.31	to	10.29	-	-	0.27	to	0.47	2.97	to	2.76
12/31/2019(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-	to	-
Vanguard® Equity Index
12/31/2021	-	33.60	to	32.27	-	1.22	0.27	to	1.20	28.20	to	27.02
12/31/2020	-	26.21	to	25.40	-	1.63	0.27	to	1.20	17.88	to	16.79
12/31/2019	-	22.23	to	21.75	-	3.38	0.27	to	1.20	30.45	to	29.74
12/31/2018	54,305	17.04	to	16.76	917,606	1.65	0.65	to	1.20	(5.13)	to	(5.65)
12/31/2017	54,305	17.96	to	17.77	968,675	1.78	0.65	to	1.20	20.87	to	20.45
Vanguard® Global Bond Index
12/31/2021	-	10.42	to	10.38	-	-	0.27	to	0.47	(2.11)	to	(2.30)
12/31/2020	-	10.64	to	10.62	-	-	0.27	to	0.47	6.38	to	6.17
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
Vanguard® Growth
12/31/2021	-	16.81	to	16.74	-	-	0.27	to	0.47	17.54	to	17.31
12/31/2020	-	14.30	to	14.27	-	-	0.27	to	0.47	42.71	to	42.42
12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-
Vanguard® High Yield Bond
12/31/2021	-	10.90	to	10.85	-	-	0.27	to	0.47	3.40	to	3.19
12/31/2020	-	10.54	to	10.52	-	-	0.27	to	0.47	5.39	to	5.18
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
Vanguard® International
12/31/2021	12,335	26.91	to	25.84	318,776	0.29	0.27	to	1.20	(1.81)	to	(2.72)
12/31/2020	-	27.41	to	26.56	-	-	0.27	to	1.20	57.16	to	55.70
12/31/2019	-	17.44	to	17.06	-	2.78	0.27	to	1.20	30.37	to	29.65
12/31/2018	41,630	13.38	to	13.16	552,283	0.77	0.65	to	1.20	(13.18)	to	(13.66)
12/31/2017	42,242	15.41	to	15.24	646,515	1.06	0.65	to	1.20	41.75	to	41.26
Vanguard® Mid-Cap Index
12/31/2021	54,874	29.23	to	27.42	1,539,222	0.93	0.27	to	2.60	24.02	to	21.17
12/31/2020	34,300	23.57	to	22.63	786,697	1.49	0.27	to	2.60	17.75	to	16.66
12/31/2019	35,072	20.02	to	19.58	689,112	1.39	0.27	to	1.20	30.02	to	29.31
12/31/2018	-	15.39	to	15.14	-	-	0.65	to	1.20	(9.92)	to	(10.42)
12/31/2017	-	17.09	to	16.90	-	-	0.65	to	1.20	18.31	to	17.90
Vanguard® Moderate Allocation
12/31/2021	71,265	12.49	to	12.00	865,908	1.10	0.27	to	2.60	9.78	to	7.25
12/31/2020	-	11.38	to	11.19	-	-	0.27	to	2.60	13.46	to	13.24
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

75

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Vanguard® Money Market
12/31/2021	-	$10.00	to	$9.96	$-	-%	0.27%	to	0.47%	(0.25	) %	to	(0.45	) %
12/31/2020	-	10.03	to	10.01	-	-	0.27	to	0.47	0.25		to	0.05
12/31/2019(1)	-	10.00	to	10.00	-	0.07	0.27	to	0.47	-		to	-
Vanguard® Real Estate Index
12/31/2021	1,331	20.92	to	20.09	27,422	1.41	0.27	to	1.20	39.83		to	38.54
12/31/2020	18,280	14.96	to	14.50	265,537	2.59	0.27	to	1.20	(5.11)		to	(5.99)
12/31/2019	18,469	15.77	to	15.43	285,300	2.72	0.27	to	1.20	27.97		to	27.27
12/31/2018	-	12.32	to	12.12	-	-	0.65	to	1.20	(5.97)		to	(6.49)
12/31/2017	-	13.10	to	12.96	-	-	0.65	to	1.20	4.10		to	3.74
Vanguard® Short-Term Investment Grade
12/31/2021	11,680	11.55	to	11.09	132,335	1.77	0.27	to	1.20	(0.72)		to	(1.64)
12/31/2020	74,312	11.63	to	11.27	840,383	2.58	0.27	to	1.20	5.21		to	4.24
12/31/2019	76,045	11.06	to	10.82	824,640	2.61	0.27	to	1.20	5.01		to	4.43
12/31/2018	-	10.53	to	10.36	-	-	0.65	to	1.20	0.38		to	(0.17)
12/31/2017	-	10.49	to	10.38	-	-	0.65	to	1.20	1.43		to	1.08
Vanguard® Total Bond Market Index
12/31/2021	281	11.91	to	11.44	3,296	0.19	0.27	to	1.20	(1.98)		to	(2.89)
12/31/2020	70,207	12.15	to	11.78	826,801	2.44	0.27	to	1.20	7.29		to	6.30
12/31/2019	70,627	11.32	to	11.08	782,393	3.09	0.27	to	1.20	7.97		to	7.38
12/31/2018	34,255	10.49	to	10.32	356,183	2.30	0.65	to	1.20	(0.78)		to	(1.33)
12/31/2017	34,255	10.57	to	10.46	359,524	2.36	0.65	to	1.20	2.81		to	2.45
Vanguard® Total International Stock Market Index
12/31/2021	-	12.08	to	12.03	-	-	0.27	to	0.47	8.24		to	8.02
12/31/2020	-	11.16	to	11.14	-	-	0.27	to	0.47	10.88		to	10.66
12/31/2019(1)	-	10.07	to	10.06	-	-	0.27	to	0.47	-		to	-
Vanguard® Total Stock Market Index
12/31/2021	-	15.11	to	15.04	-	-	0.27	to	0.47	25.30		to	25.05
12/31/2020	-	12.06	to	12.03	-	-	0.27	to	0.47	20.23		to	19.99
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-		to	-
Voya Global Perspectives Class S Shares
12/31/2021	-	13.94	to	13.17	-	-	1.29	to	2.14	4.48		to	3.60
12/31/2020	-	13.34	to	12.71	-	-	1.29	to	2.14	14.31		to	13.34
12/31/2019	-	11.67	to	11.22	-	-	1.29	to	2.14	16.56		to	15.58
12/31/2018	-	10.01	to	9.70	-	-	1.29	to	2.14	(8.66)		to	(9.44)
12/31/2017	-	10.96	to	10.72	-	-	1.29	to	2.14	13.25		to	12.29
Voya Large Cap Value Class S Shares
12/31/2021	-	17.02	to	16.08	-	-	1.29	to	2.14	25.05		to	23.99
12/31/2020	-	13.61	to	12.97	-	-	1.29	to	2.14	4.61		to	3.73
12/31/2019	-	13.01	to	12.50	-	-	1.29	to	2.14	23.18		to	22.14
12/31/2018	-	10.56	to	10.24	-	-	1.29	to	2.14	(9.19)		to	(9.96)
12/31/2017	-	11.63	to	11.37	-	-	1.29	to	2.14	11.78		to	10.84
Voya Strategic Allocation Conservative Class S Shares
12/31/2021	-	13.59	to	12.84	-	-	1.29	to	2.14	7.51		to	6.60
12/31/2020	-	12.64	to	12.05	-	-	1.29	to	2.14	8.78		to	7.86
12/31/2019	-	11.62	to	11.17	-	-	1.29	to	2.14	13.01		to	12.05
12/31/2018	-	10.28	to	9.97	-	-	1.29	to	2.14	(5.49)		to	(6.29)
12/31/2017	-	10.88	to	10.64	-	-	1.29	to	2.14	8.77		to	7.86

76

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Voya Strategic Allocation Moderate Class S Shares
12/31/2021	-	$15.21	to	$14.37	$-	-%	1.29%	to	2.14%	12.10%	to	11.15%
12/31/2020	-	13.57	to	12.93	-	-	1.29	to	2.14	11.02	to	10.08
12/31/2019	-	12.22	to	11.75	-	-	1.29	to	2.14	17.42	to	16.42
12/31/2018	-	10.41	to	10.09	-	-	1.29	to	2.14	(7.52)	to	(8.31)
12/31/2017	-	11.26	to	11.01	-	-	1.29	to	2.14	12.83	to	11.88
Wanger International
12/31/2021	-	19.45	to	18.91	-	-	0.45	to	0.90	18.28	to	17.74
12/31/2020	-	16.44	to	16.06	-	-	0.45	to	0.90	13.85	to	13.34
12/31/2019	-	14.44	to	14.17	-	-	0.45	to	0.90	29.41	to	28.83
12/31/2018	-	11.16	to	11.00	-	-	0.45	to	0.90	(18.07)	to	(18.44)
12/31/2017	-	13.62	to	13.49	-	-	0.45	to	0.90	32.32	to	31.86
Wanger USA
12/31/2021	-	29.32	to	28.51	-	-	0.45	to	0.90	8.41	to	7.92
12/31/2020	-	27.04	to	26.42	-	-	0.45	to	0.90	23.67	to	23.12
12/31/2019	-	21.87	to	21.46	-	-	0.45	to	0.90	30.51	to	29.93
12/31/2018	-	16.75	to	16.52	-	-	0.45	to	0.90	(1.91)	to	(2.35)
12/31/2017	-	17.08	to	16.91	-	-	0.45	to	0.90	19.05	to	18.63

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

77

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
AB Growth and Income Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Asset Allocation Class 4 Shares	0.20%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 4 Shares	0.13%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 4 Shares	0.13%
American Funds - International Class 2 Shares	0.30% - 0.40%
American Funds - International Class 4 Shares	0.13%
American Funds - New World Class 4 Shares	0.15%
American Funds - The Bond Fund of America Class 2 Shares	0.30% - 0.40%
American Funds - The Bond Fund of America Class 4 Shares	0.11%
DFA VA Global Bond	0.33% - 0.60%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Consumer Staples Initial Class	0.50%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Energy Service Class 2	0.30%
Fidelity® VIP Health Care Service Class 2	0.30%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Technology Initial Class	0.50%
Fidelity® VIP Utilities Initial Class	0.50%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA MSCI EAFE Index Service Class	0.15%
TA S&P 500 Index Service Class	0.15%
Vanguard® Balanced	0.60%
Vanguard® Conservative Allocation	0.60%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® Moderate Allocation	0.20% - 0.60%

78

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges (continued)

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy (continued):

Subaccount	Facilitation Fee Assessed
Vanguard® Real Estate Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%
Wanger International	0.30%
Wanger USA	0.30%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

79

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

80